UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INVESTMENT TRUST PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.8%
Advertising — 0.5%
ValueClick, Inc.(b)	206,700	$6,089,382

Aerospace — 2.6%
The Boeing Co.	102,800	9,885,248
Lockheed Martin Corp.	92,900	8,744,677
Raytheon Co.	211,800	11,413,902

		30,043,827

Air Transportation — 0.3%
Continental Airlines, Inc. - Class B(b)	101,200	3,427,644

Banks — 9.1%
Bank of America Corp.	588,900	28,791,321
Citigroup, Inc.	466,600	23,931,914
JPMorgan Chase & Co.	611,800	29,641,710
Wachovia Corp.	238,100	12,202,625
Wells Fargo & Co.	331,700	11,665,889

		106,233,459

Beverages & Bottling — 2.5%
The Coca-Cola Co.	281,100	14,704,341
Coca-Cola Enterprises, Inc.	313,900	7,533,600
Molson Coors Brewing Co. - Class B	79,800	7,378,308

		29,616,249

Broadcasting — 1.5%
CBS Corp. - Class B	252,900	8,426,628
DIRECTV Group, Inc.(b)	386,800	8,938,948

		17,365,576

Business Services — 0.5%
Convergys Corp.(b)	264,700	6,416,328

Chemicals — 1.6%
Eastman Chemical Co.	145,200	9,340,716
The Lubrizol Corp.	139,500	9,004,725

		18,345,441

Computer & Office Equipment — 6.1%
Apple Computer, Inc.(b)	62,000	7,566,480
Cisco Systems, Inc.(b)	845,300	23,541,605
Hewlett-Packard Co.	341,800	15,251,116
International Business Machines Corp.	238,400	25,091,600

		71,450,801

Computer Software & Services — 4.8%
Cadence Design Systems, Inc.(b)	279,000	6,126,840
Computer Sciences Corp.(b)	105,300	6,228,495
Google, Inc. - Class A(b)	13,200	6,908,616
Microsoft Corp.	604,500	17,814,615
Nuance Communications, Inc.(b)	287,000	4,801,510
Oracle Corp.(b)	709,000	13,974,390

		55,854,466

Electronics — 2.0%
Intel Corp.	636,300	15,118,488
Vishay Intertechnology, Inc.(b)	510,800	8,080,856

		23,199,344

Energy & Utilities — 3.7%
CenterPoint Energy, Inc.	597,800	10,401,720
Edison International	131,600	7,385,392
FirstEnergy Corp.	129,600	8,389,008
FPL Group, Inc.	141,300	8,017,362
PG&E Corp.	198,400	8,987,520

		43,181,002

Entertainment & Leisure — 1.4%
The Walt Disney Co.	495,800	16,926,612

Finance — 4.7%
American Express Co.	173,000	10,584,140
AmeriCredit Corp.(b)	204,900	5,440,095
Ameriprise Financial, Inc.	107,300	6,821,061
CIT Group, Inc.	107,600	5,899,708
Franklin Resources, Inc.	48,100	6,371,807
The Goldman Sachs Group, Inc.	54,400	11,791,200
Morgan Stanley	101,100	8,480,268

		55,388,279

Food & Agriculture — 1.2%
General Mills, Inc.	127,600	7,454,392
Tyson Foods, Inc. - Class A	301,300	6,941,952

		14,396,344

Insurance — 6.6%
ACE Ltd.	97,600	6,101,952
Aetna, Inc.	189,700	9,371,180
American International Group, Inc.	95,700	6,701,871
AXIS Capital Holdings Ltd.	155,400	6,317,010
CHUBB Corp.	143,200	7,752,848
MetLife, Inc.	167,100	10,774,608
Travelers Companies, Inc.	196,300	10,502,050
UnumProvident Corp.	268,900	7,020,979
WellPoint, Inc.(b)	78,800	6,290,604
XL Capital Ltd.	73,700	6,212,173

		77,045,275

Machinery & Heavy Equipment — 0.8%
Terex Corp.(b)	111,600	9,073,080

Manufacturing — 7.4%
Cooper Industries Ltd. - Class A	146,200	8,346,558
Eaton Corp.	64,400	5,989,200
Energizer Holdings, Inc.(b)	77,100	7,679,160
General Electric Co.(c)	794,000	30,394,320
Mattel, Inc.	279,900	7,078,671
Parker Hannifin Corp.	98,200	9,614,762
Reynolds American, Inc.	75,900	4,948,680
Whirlpool Corp.	108,400	12,054,080

		86,105,431

Medical & Medical Services — 1.8%
Coventry Health Care, Inc.(b)	152,906	8,815,031
McKesson Corp.	111,200	6,631,968
Mylan Laboratories, Inc.	297,100	5,404,249

		20,851,248

Medical Instruments & Supplies — 2.3%
Beckman Coulter, Inc.	109,600	7,088,928
Becton, Dickinson & Co.	104,600	7,792,700
Johnson & Johnson	94,400	5,816,928
Kinetic Concepts, Inc.(b)	114,900	5,971,353

		26,669,909

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Metal & Mining — 1.3%
Alcoa, Inc.		139,600	$5,657,988
Freeport-McMoRan Copper & Gold, Inc. - Class B		113,100	9,366,942

			15,024,930

Motor Vehicles — 1.1%
PACCAR, Inc.		145,150	12,633,856

Oil & Gas — 10.1%
Chevron Corp.		304,500	25,651,080
ENSCO International, Inc.		186,900	11,402,769
Exxon Mobil Corp.		420,600	35,279,928
Marathon Oil Corp.		261,600	15,685,536
National-Oilwell, Inc.(b)		113,000	11,779,120
Valero Energy Corp.		105,900	7,821,774
XTO Energy, Inc.		180,200	10,830,020

			118,450,227

Paper & Forest Products — 0.4%
International Paper Co.		128,800	5,029,640

Pharmaceuticals — 5.8%
Abbott Laboratories		140,400	7,518,420
Cephalon, Inc.(b)		52,800	4,244,592
Gilead Sciences, Inc.(b)		158,600	6,148,922
King Pharmaceuticals, Inc.(b)		316,000	6,465,360
Merck & Co., Inc.		381,600	19,003,680
Pfizer, Inc.		941,300	24,069,041

			67,450,015

Publishing & Printing — 0.6%
The McGraw-Hill Cos., Inc.		100,600	6,848,848

Railroad & Shipping — 1.0%
Union Pacific Corp.		104,700	12,056,205

Real Estate — 0.9%
ProLogis (REIT)		92,200	5,246,180
Simon Property Group, Inc. (REIT)		54,200	5,042,768

			10,288,948

Restaurants — 1.0%
McDonald’s Corp.		238,600	12,111,336

Retail Merchandising — 4.2%
American Eagle Outfitters, Inc.		165,300	4,241,598
Dollar Tree Stores, Inc.(b)		222,100	9,672,455
J.C. Penney Co., Inc.		94,700	6,854,386
Kohl’s Corp.(b)		97,400	6,918,322
The Kroger Co.		224,200	6,306,746
Macy’s, Inc.		209,000	8,314,020
RadioShack Corp.		195,200	6,468,928

			48,776,455

Security Brokers & Dealers — 0.6%
Lehman Brothers Holdings, Inc.		89,700	6,684,444

Semiconductors & Related Devices — 1.9%
Lam Research Corp.(b)		149,400	7,679,160
MEMC Electronic Materials, Inc.(b)		119,100	7,279,392
Teradyne, Inc.(b)		405,700	7,132,206

			22,090,758

Soaps & Cosmetics — 1.3%
Kimberly-Clark Corp.		113,000	7,558,570
The Procter & Gamble Co.		134,300	8,217,817

			15,776,387

Telecommunications — 3.7%
AT&T, Inc.		705,110	29,262,065
Verizon Communications, Inc.		334,491	13,770,994

			43,033,059

Tires & Rubber — 0.9%
The Goodyear Tire & Rubber Co.(b)		298,900	10,389,764

Tobacco — 0.9%
Altria Group, Inc.		151,200	10,605,168

Transportation — 1.0%
Overseas Shipholding Group, Inc.		65,800	5,356,120
Ryder Systems, Inc.		120,800	6,499,040

			11,855,160

Waste Management — 0.7%
Allied Waste Industries, Inc.(b)		635,200	8,549,792

TOTAL COMMON STOCKS
(Cost $862,471,577)			1,155,334,689

	MATURITY	PAR/SHARES (000)
SHORT TERM INVESTMENTS — 1.3%
Federal Home Loan Bank, Discount Notes
4.80%(d)	07/02/07	$5,000	4,999,334
Galileo Money Market Fund, 5.04%(e)		10,145	10,144,921

TOTAL SHORT TERM INVESTMENTS
(Cost $15,144,255)			15,144,255

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $877,615,832(a))			1,170,478,944
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(1,572,137)

NET ASSETS — 100.0%			$1,168,906,807

(a)	Cost for federal income tax purposes is $877,861,056. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$300,119,794
Gross unrealized depreciation	(7,501,906)

$292,617,888

(b)	Non-income producing security.
(c)	Security, or a portion thereof, pledged as collateral with a value of $1,990,560 on 39 long S&P 500 futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $14,775,150, with an unrealized loss of $52,040 (including commissions of $123).
(d)	The rate shown is the effective yield at the time of purchase.
(e)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

CAPITAL APPRECIATION PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.8%
Advertising — 1.8%
Focus Media Holding Ltd. - ADR(b)	88,000	$4,444,000

Aerospace — 3.2%
The Boeing Co.	38,300	3,682,928
United Technologies Corp.	61,700	4,376,381

		8,059,309

Air Transportation — 0.7%
AMR Corp.(b)	61,800	1,628,430

Banks — 1.2%
Bank of America Corp.	31,400	1,535,146
JPMorgan Chase & Co.	30,900	1,497,105

		3,032,251

Beverages & Bottling — 3.2%
The Coca-Cola Co.	150,700	7,883,117

Computer & Office Equipment — 7.3%
Apple Computer, Inc.(b)	62,799	7,663,990
Cisco Systems, Inc.(b)	306,067	8,523,966
Hewlett-Packard Co.	46,234	2,062,961

		18,250,917

Computer Software & Services — 10.5%
Adobe Systems, Inc.(b)	148,000	5,942,200
Cognizant Technology Solutions Corp.(b)	23,798	1,786,992
Google, Inc. - Class A(b)	20,304	10,626,707
Juniper Networks, Inc.(b)	74,205	1,867,740
Salesforce.com, Inc.(b)	87,200	3,737,392
Sun Microsystems, Inc.(b)	454,000	2,388,040

		26,349,071

Entertainment & Leisure — 4.0%
Comcast Corp.(b)	129,900	3,652,788
Hilton Hotels Corp.	73,700	2,466,739
Las Vegas Sands Corp.(b)	51,522	3,935,765

		10,055,292

Finance — 4.6%
American Express Co.	95,350	5,833,513
NYSE Euronext, Inc.	62,500	4,601,250
UBS AG	19,400	1,164,194

		11,598,957

Food & Agriculture — 3.0%
Monsanto Co.	110,640	7,472,625

Insurance — 3.0%
American International Group, Inc.	54,800	3,837,644
WellPoint, Inc.(b)	45,800	3,656,214

		7,493,858

Manufacturing — 14.4%
Corning, Inc.(b)	237,802	6,075,841
Danaher Corp.	49,600	3,744,800
Foster Wheeler Ltd.(b)	29,064	3,109,557
General Electric Co.	245,391	9,393,568
Honeywell International, Inc.	127,300	7,164,444
Polo Ralph Lauren Corp.	39,600	3,885,156
Textron, Inc.	25,100	2,763,761

		36,137,127

Measuring & Controlling Devices — 2.0%
Thermo Electron Corp.(b)	97,400	5,037,528

Medical & Medical Services — 2.7%
Henry Schein, Inc.(b)	56,100	2,997,423
Medco Health Solutions, Inc.(b)	47,311	3,689,785

		6,687,208

Medical Instruments & Supplies — 2.1%
C.R. Bard, Inc.	23,900	1,974,857
Zimmer Holdings, Inc.(b)	39,300	3,336,177

		5,311,034

Metal & Mining — 1.9%
CONSOL Energy, Inc.	54,500	2,512,995
Freeport-McMoRan Copper & Gold, Inc. - Class B	25,513	2,112,987

		4,625,982

Motor Vehicles — 2.1%
General Motors Corp.	65,700	2,483,460
Oshkosh Truck Corp.	43,500	2,737,020

		5,220,480

Oil & Gas — 2.7%
GlobalSantaFe Corp.	37,259	2,691,963
Schlumberger Ltd.	28,300	2,403,802
Weatherford International Ltd.(b)	31,600	1,745,584

		6,841,349

Pharmaceuticals — 9.3%
Abbott Laboratories	103,300	5,531,715
Elan Corp. Plc - ADR(b)	48,593	1,065,644
Genzyme Corp.(b)	68,200	4,392,080
Gilead Sciences, Inc.(b)	96,600	3,745,182
Merck & Co., Inc.	102,446	5,101,811
Wyeth	57,600	3,302,784

		23,139,216

Retail Merchandising — 4.2%
Macy’s, Inc.	91,283	3,631,238
Wal-Mart Stores, Inc.	143,100	6,884,541

		10,515,779

Semiconductors & Related Devices — 2.8%
PMC-Sierra, Inc.(b)	248,000	1,917,040
STMicroelectronics NV - NY Shares	263,900	5,064,241

		6,981,281

Soaps & Cosmetics — 2.4%
The Procter & Gamble Co.	98,300	6,014,977

Telecommunications — 7.6%
Alcatel SA - ADR	318,031	4,452,434
AT&T, Inc.	138,983	5,767,795
Clearwire Corp.(b)	10,700	261,401
NII Holdings, Inc.(b)	67,481	5,448,416
QUALCOMM, Inc.	73,329	3,181,745

		19,111,791

Tobacco — 1.9%
Altria Group, Inc.	69,112	4,847,516

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

CAPITAL APPRECIATION PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Transportation — 1.2%
FedEx Corp.	26,900	$2,985,093

TOTAL COMMON STOCKS
(Cost $202,083,505)		249,724,188

WARRANT — 0.0%
Telecommunications — 0.0%
Lucent Technologies, Inc. (issued 12/10/04, expiring 12/10/07, strike price $2.75)(c)
(Cost $7,615)	11,538	1,961

SHORT TERM INVESTMENT — 0.5%
Galileo Money Market Fund, 5.04%(d)
(Cost $1,172,568)	1,172,568	1,172,568

TOTAL INVESTMENTS IN SECURITIES — 100.3%
(Cost $203,263,688(a))		250,898,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(692,985)

NET ASSETS — 100.0%		$250,205,732

(a)	Cost for federal income tax purposes is $203,660,083. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$50,434,189
Gross unrealized depreciation	(3,195,555)

$47,238,634

(b)	Non-income producing security.
(c)	As of June 30, 2007, the aggregate amount of shares called for by these warrants is 12,138. These warrants were exercisable as of 12/10/04.
(d)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MID-CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 95.5%
Banks — 7.7%
City National Corp.	107,400	$8,172,066
Cullen/Frost Bankers, Inc.	337,235	18,031,955
First Midwest Bancorp, Inc.	405,100	14,385,101
People’s United Financial, Inc.	803,820	14,251,729
Wintrust Financial Corp.	380,600	16,689,310
Zions Bancorporation	250,100	19,235,191

		90,765,352

Beverages & Bottling — 1.0%
Constellation Brands, Inc.(b)	492,400	11,955,472

Broadcasting — 1.4%
Belo Corp.	779,026	16,040,145

Business Services — 4.5%
The Brink’s Co.	286,400	17,725,296
Hewitt Associates, Inc. - Class A(b)	317,800	10,169,600
Invesco Plc - ADR	520,600	13,457,510
W.W. Grainger, Inc.	119,292	11,100,121

		52,452,527

Chemicals — 3.8%
Ashland, Inc.	254,900	16,300,855
Celanese Corp. - Series A	474,100	18,385,598
Lyondell Chemical Co.	285,300	10,590,336

		45,276,789

Computer & Office Equipment — 1.5%
Electronics for Imaging, Inc.(b)	413,300	11,663,326
NCR Corp.(b)	125,100	6,572,754
Phase Metrics, Inc.(b)	108,409	2,168

		18,238,248

Computer Software & Services — 3.1%
Activision, Inc.(b)	339,533	6,339,081
International Game Technology	355,900	14,129,230
Tech Data Corp.(b)	409,700	15,757,062

		36,225,373

Containers — 1.7%
Owens-Illinois, Inc.(b)	230,000	8,050,000
Smurfit-Stone Container Corp.(b)	880,600	11,720,786

		19,770,786

Electronics — 2.3%
Agilent Technologies, Inc.(b)	247,100	9,498,524
Intersil Corp. - Class A	170,300	5,357,638
L-3 Communications Holdings, Inc.	129,600	12,621,744

		27,477,906

Energy & Utilities — 11.3%
Constellation Energy Group, Inc.	195,900	17,076,603
Edison International	286,600	16,083,992
Entergy Corp.	162,700	17,465,845
Equitable Resources, Inc.	356,600	17,673,096
NRG Energy, Inc.(b)	407,100	16,923,147
PPL Corp.	290,000	13,569,100
Public Service Enterprise Group, Inc.	194,600	17,081,988
Questar Corp.	336,000	17,757,600

		133,631,371

Entertainment & Leisure — 2.0%
Hilton Hotels Corp.	422,900	14,154,463
Pinnacle Entertainment, Inc.(b)	344,900	9,708,935

		23,863,398

Finance — 5.7%
Ambac Financial Group, Inc.	180,950	15,777,030
Capital One Financial Corp.	88,900	6,973,316
CIT Group, Inc.	242,500	13,296,275
Freedom Pay, Inc.	43,051	431
Mellon Financial Corp.	482,300	21,221,200
TD Ameritrade Holding Corp.(b)	459,400	9,188,000

		66,456,252

Food & Agriculture — 4.0%
Bunge Ltd.	106,200	8,973,900
Del Monte Foods Co.	1,162,117	14,131,343
Pilgrim’s Pride Corp.	637,150	24,320,015

		47,425,258

Insurance — 5.3%
AXIS Capital Holdings Ltd.	406,800	16,536,420
Conseco, Inc.(b)	700,367	14,630,666
Endurance Specialty Holdings Ltd.	302,019	12,092,841
XL Capital Ltd.	231,900	19,546,851

		62,806,778

Machinery & Heavy Equipment — 0.6%
Albany International Corp. - Class A	156,200	6,316,728

Manufacturing — 2.5%
Jones Apparel Group, Inc.	618,200	17,464,150
Textron, Inc.	108,800	11,979,968

		29,444,118

Medical & Medical Services — 3.5%
Coventry Health Care, Inc.(b)	194,000	11,184,100
Omnicare, Inc.	375,800	13,551,348
Quest Diagnostics, Inc.	309,500	15,985,675

		40,721,123

Medical Instruments & Supplies — 2.5%
The Cooper Cos., Inc.	247,300	13,186,036
DJ Orthopedics, Inc.(b)	120,600	4,977,162
Hillenbrand Industries, Inc.	170,066	11,054,290

		29,217,488

Metal & Mining — 2.6%
CONSOL Energy, Inc.	230,000	10,605,300
Massey Energy Co.	341,661	9,105,266
Reliance Steel & Aluminum Co.	200,000	11,252,000

		30,962,566

Motor Vehicles — 2.3%
Ford Motor Co.	1,621,314	15,272,778
General Motors Corp.	322,500	12,190,500

		27,463,278

Oil & Gas — 4.5%
AGL Resources, Inc.	293,395	11,876,630
Diamond Offshore Drilling, Inc.	104,500	10,613,020
EOG Resources, Inc.	186,600	13,632,996

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Newfield Exploration Co.(b)		274,000	$12,480,700
Southwestern Energy Co.(b)		95,400	4,245,300

			52,848,646

Publishing & Printing — 1.3%
R.R. Donnelley & Sons Co.		351,600	15,298,116

Real Estate — 5.1%
Boston Properties, Inc. (REIT)		151,900	15,513,547
Camden Property Trust (REIT)		134,500	9,007,465
Mack-Cali Realty Corp. (REIT)		313,800	13,647,162
ProLogis (REIT)		185,600	10,560,640
Simon Property Group, Inc. (REIT)		126,700	11,788,168

			60,516,982

Restaurants — 0.5%
CKE Restaurants, Inc.		276,300	5,545,341

Retail Merchandising — 9.2%
Advance Auto Parts, Inc.		161,600	6,549,648
Borders Group, Inc.		715,100	13,629,806
Circuit City Stores, Inc.		688,700	10,385,596
Limited Brands, Inc.		598,700	16,434,315
Macy’s, Inc.		252,600	10,048,428
Office Depot, Inc.(b)		447,700	13,565,310
Safeway, Inc.		416,100	14,159,883
SUPERVALU, Inc.		171,700	7,953,144
The Talbots, Inc.		625,174	15,648,105

			108,374,235

Security Brokers & Dealers — 1.3%
Piper Jaffray Cos., Inc.(b)		263,600	14,690,428

Semiconductors & Related Devices — 0.5%
Micron Technology, Inc.(b)		492,000	6,164,760

Telecommunications — 1.7%
Amdocs Ltd.(b)		265,814	10,584,714
Avid Technology, Inc.(b)		263,500	9,314,725

			19,899,439

Textiles — 0.6%
Carter’s, Inc.(b)		245,100	6,357,894

Tires & Rubber — 0.4%
Cooper Tire & Rubber Co.		184,366	5,092,189

Tobacco — 1.1%
Carolina Group		171,600	13,259,532

TOTAL COMMON STOCKS
(Cost $929,597,023)			1,124,558,518

	MATURITY	PAR/SHARES (000)

SHORT TERM INVESTMENTS — 3.0%
Federal Home Loan Bank, Discount Notes
4.80%(c)	07/02/07	$25,000	24,996,666
Galileo Money Market Fund, 5.04%(d)		9,701	9,701,441

TOTAL SHORT TERM INVESTMENTS
(Cost $34,698,107)			34,698,107

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 98.5%
(Cost $964,295,130(a))			1,159,256,625

		NUMBER OF CONTRACTS
CALL OPTION WRITTEN — 0.0%
R.R. Donnelley & Sons Co., Strike Price $45, Expires 07/21/07
(Premiums received $19,950)		(700)	(28,000)

TOTAL INVESTMENTS NET OF OUTSTANDING OPTION WRITTEN — 98.5%			1,159,228,625
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			18,171,832

NET ASSETS — 100.0%			$1,177,400,457

(a)	Cost for federal income tax purposes is $983,729,330. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$191,571,246
Gross unrealized depreciation	(16,043,951)

$175,527,295

(b)	Non-income producing security.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MID-CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.5%
Aerospace — 2.9%
Goodrich Corp.	101,400	$6,039,384
Spirit AeroSystems Holdings, Inc. - Class A(b)	159,483	5,749,362

		11,788,746

Banks — 2.0%
Fidelity National Information Services, Inc.	147,500	8,006,300

Broadcasting — 1.2%
CKX, Inc.(b)	353,000	4,878,460

Business Services — 2.5%
Alliance Data Systems Corp.(b)	26,400	2,040,192
Invesco Plc - ADR	88,700	2,292,895
Investors Financial Services Corp.	50,600	3,120,502
Iron Mountain, Inc.(b)	101,100	2,641,743

		10,095,332

Chemicals — 3.1%
Agrium, Inc.	117,600	5,145,000
Celanese Corp. - Series A	186,900	7,247,982

		12,392,982

Computer Software & Services — 13.2%
Adobe Systems, Inc.(b)	189,600	7,612,440
Foundry Networks, Inc.(b)	319,800	5,327,868
IHS, Inc.(b)	155,400	7,148,400
Ingram Micro, Inc. - Class A(b)	102,000	2,214,420
International Game Technology	84,100	3,338,770
Juniper Networks, Inc.(b)	242,200	6,096,174
MICROS Systems, Inc.(b)	97,900	5,325,760
NAVTEQ Corp.(b)	61,400	2,599,676
Parametric Technology Corp.(b)	211,800	4,576,998
Transaction Systems Architects, Inc.(b)	156,800	5,277,888
VeriFone Holdings, Inc.(b)	113,700	4,007,925

		53,526,319

Electronics — 4.4%
Ametek, Inc.	194,600	7,721,728
Amphenol Corp.	183,000	6,523,950
Intersil Corp. - Class A	113,000	3,554,980

		17,800,658

Energy & Utilities — 1.0%
Questar Corp.	77,200	4,080,020

Entertainment & Leisure — 5.3%
DreamWorks Animation SKG, Inc. - Class A(b)	199,100	5,742,044
Hilton Hotels Corp.	165,400	5,535,938
Orient-Express Hotels Ltd. - Class A	85,400	4,560,360
Scientific Games Corp. - Class A(b)	161,900	5,658,405

		21,496,747

Finance — 4.6%
Affiliated Managers Group, Inc.(b)	26,200	3,373,512
AllianceBernstein Holding LP	47,200	4,110,648
Chicago Mercantile Exchange Holdings, Inc.	15,100	8,068,836
T. Rowe Price Group, Inc.	60,100	3,118,589

		18,671,585

Food & Agriculture — 1.0%
Panera Bread Co. - Class A(b)	86,300	3,974,978

Machinery & Heavy Equipment — 1.2%
Joy Global, Inc.	86,200	5,028,046

Manufacturing — 3.3%
IDEX Corp.	177,900	6,856,266
Precision Castparts Corp.	34,700	4,211,192
Quanex Corp.	47,400	2,308,380

		13,375,838

Measuring & Controlling Devices — 2.6%
Thermo Electron Corp.(b)	202,800	10,488,816

Medical & Medical Services — 6.0%
Coventry Health Care, Inc.(b)	77,450	4,464,993
LifePoint Hospitals, Inc.(b)	120,400	4,657,072
Medco Health Solutions, Inc.(b)	100,900	7,869,191
Pediatrix Medical Group, Inc.(b)	135,900	7,494,885

		24,486,141

Medical Instruments & Supplies — 3.5%
Hologic, Inc.(b)	67,800	3,750,018
Kyphon, Inc.(b)	71,000	3,418,650
Martek Biosciences Corp.(b)	186,900	4,853,793
Waters Corp.(b)	37,400	2,220,064

		14,242,525

Metal & Mining — 4.4%
Century Aluminum Co.(b)	122,400	6,686,712
CONSOL Energy, Inc.	122,900	5,666,919
Massey Energy Co.	202,600	5,399,290

		17,752,921

Miscellaneous Services — 1.1%
TeleTech Holdings, Inc.(b)	132,400	4,300,352

Motor Vehicles — 2.3%
Oshkosh Truck Corp.	149,700	9,419,124

Oil & Gas — 8.2%
Acergy SA - ADR	190,800	4,285,368
BJ Services Co.	90,500	2,573,820
Chesapeake Energy Corp.	121,700	4,210,820
ENSCO International, Inc.	77,300	4,716,073
EOG Resources, Inc.	62,000	4,529,720
GlobalSantaFe Corp.	42,000	3,034,500
Grant Prideco, Inc.(b)	60,240	3,242,719
Newfield Exploration Co.(b)	146,705	6,682,413

		33,275,433

Personal Services — 0.2%
Life Time Fitness, Inc.(b)	18,900	1,006,047

Pharmaceuticals — 5.3%
Endo Pharmaceuticals Holdings, Inc.(b)	168,300	5,760,909
IMS Health, Inc.	145,300	4,668,489
Medicis Pharmaceutical Corp.	151,100	4,614,594
Shire Plc - ADR	85,656	6,349,679

		21,393,671

Railroad & Shipping — 1.1%
UTI Worldwide, Inc.	172,200	4,613,238

Retail Merchandising — 8.4%
Advance Auto Parts, Inc.	143,600	5,820,108
Coach, Inc.(b)	21,622	1,024,667

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
Dick’s Sporting Goods, Inc.(b)	81,600	$4,746,672
GameStop Corp.(b)	274,900	10,748,590
J.C. Penney Co., Inc.	93,200	6,745,816
TJX Cos., Inc.	182,700	5,024,250

		34,110,103

Semiconductors & Related Devices — 2.7%
Lam Research Corp.(b)	128,393	6,599,400
PMC-Sierra, Inc.(b)	567,400	4,386,002

		10,985,402

Telecommunications — 7.0%
Amdocs Ltd.(b)	218,300	8,692,706
American Tower Corp. - Class A(b)	145,300	6,102,600
Harris Corp.	188,300	10,271,765
MetroPCS Communications, Inc.(b)	35,500	1,172,920
Polycom, Inc.(b)	59,800	2,009,280

		28,249,271

TOTAL COMMON STOCKS
(Cost $305,357,360)		399,439,055

SHORT TERM INVESTMENT — 0.6%
Galileo Money Market Fund, 5.04%(c)
(Cost $2,300,130)	2,300,130	2,300,130

TOTAL INVESTMENTS IN SECURITIES — 99.1%
(Cost $307,657,490(a))		401,739,185
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,683,632

NET ASSETS — 100.0%		$405,422,817

(a)	Cost for federal income tax purposes is $307,984,290. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$103,917,532
Gross unrealized depreciation	(10,162,637)

$93,754,895

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AURORA PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 100.0%
Aerospace — 2.2%
Orbital Sciences Corp.(b)	425,700	$8,943,957
Spirit AeroSystems Holdings, Inc. - Class A(b)	510,923	18,418,774
Teledyne Technologies, Inc.(b)	193,000	8,868,350

		36,231,081

Banks — 6.8%
City National Corp.	144,700	11,010,223
Colonial BancGroup, Inc.	572,700	14,300,319
Cullen/Frost Bankers, Inc.	410,900	21,970,823
First Midwest Bancorp, Inc.	452,500	16,068,275
People’s United Financial, Inc.	803,200	14,240,736
Sterling Bancshares, Inc.	1,430,911	16,183,604
United Bankshares, Inc.	207,400	6,595,320
Wintrust Financial Corp.	265,100	11,624,635

		111,993,935

Broadcasting — 0.8%
Belo Corp.	663,200	13,655,288

Business Services — 4.9%
The Brink’s Co.	727,700	45,037,353
Hiedrick & Struggles International, Inc.(b)	177,000	9,069,480
National Financial Partners Corp.	119,707	5,543,631
PHH Corp.(b)	704,800	21,996,808

		81,647,272

Chemicals — 1.4%
Celanese Corp. - Series A	606,900	23,535,582

Computer & Office Equipment — 1.3%
Electronics for Imaging, Inc.(b)	783,600	22,113,192

Computer Software & Services — 4.8%
Blackboard, Inc.(b)	210,400	8,862,048
Checkfree Corp.(b)	263,700	10,600,740
priceline.com, Inc.(b)	378,000	25,983,720
Sybase, Inc.(b)	707,500	16,902,175
TIBCO Software, Inc.(b)	832,273	7,532,071
Trident Microsystems, Inc.(b)	525,100	9,635,585

		79,516,339

Construction — 3.9%
Chicago Bridge & Iron Co. NV - ADR	887,400	33,490,476
Granite Construction, Inc.	200,418	12,862,827
Texas Industries, Inc.	217,700	17,069,857

		63,423,160

Containers — 1.1%
Crown Holdings, Inc.(b)	710,600	17,743,682

Electronics — 2.4%
Intersil Corp. - Class A	525,900	16,544,814
National Semiconductor Corp.	812,700	22,975,029

		39,519,843

Energy & Utilities — 3.3%
Airgas, Inc.	163,700	7,841,230
CMS Energy Corp.	484,700	8,336,840
Equitable Resources, Inc.	149,300	7,399,308
Integrys Energy Group, Inc.	290,255	14,724,636
Pepco Holdings, Inc.	212,100	5,981,220
Vectren Corp.	389,000	10,475,770

		54,759,004

Entertainment & Leisure — 5.6%
Morgans Hotel Group Co.(b)	932,300	22,729,474
Orient-Express Hotels Ltd. - Class A	562,300	30,026,820
Pinnacle Entertainment, Inc.(b)	792,334	22,304,202
Steiner Leisure Ltd.(b)	358,400	17,604,608

		92,665,104

Finance — 2.0%
Affiliated Managers Group, Inc.(b)	259,800	33,451,848

Food & Agriculture — 4.0%
Hain Celestial Group, Inc.(b)	1,132,808	30,744,409
Pilgrim’s Pride Corp.	921,400	35,169,838

		65,914,247

Insurance — 5.8%
Aspen Insurance Holdings Ltd.	761,600	21,378,112
AXIS Capital Holdings Ltd.	329,000	13,373,850
Conseco, Inc.(b)	462,400	9,659,536
Endurance Specialty Holdings Ltd.	593,811	23,776,192
Platinum Underwriters Holdings Ltd.	787,677	27,371,776

		95,559,466

Machinery & Heavy Equipment — 0.5%
Albany International Corp. - Class A	213,000	8,613,720

Manufacturing — 8.8%
Brunswick Corp.	747,100	24,377,873
Commercial Metals Co.	589,630	19,911,805
Donaldson Co., Inc.	347,100	12,339,405
Elizabeth Arden, Inc.(b)	556,400	13,498,264
Fuller (H.B.) Co.	551,900	16,496,291
Hexel Corp.(b)	535,500	11,282,985
Jones Apparel Group, Inc.	570,500	16,116,625
Lennox International, Inc.	369,200	12,637,716
Playtex Products, Inc.(b)	569,600	8,435,776
Watson Wyatt Worldwide, Inc.	204,800	10,338,304

		145,435,044

Medical & Medical Services — 3.7%
Kindred Healthcare, Inc.(b)	346,700	10,650,624
Magellan Health Services, Inc.(b)	591,800	27,500,946
Omnicare, Inc.	628,400	22,660,104

		60,811,674

Medical Instruments & Supplies — 4.2%
The Cooper Cos., Inc.	343,700	18,326,084
DENTSPLY International, Inc.	431,900	16,524,494
DJ Orthopedics, Inc.(b)	818,500	33,779,495

		68,630,073

Metal & Mining — 1.7%
Foundation Coal Holdings, Inc.	300,000	12,192,000
Inland Steel Industries, Inc.	402,500	15,154,125

		27,346,125

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AURORA PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas — 5.4%
AGL Resources, Inc.		245,500	$9,937,840
Cal Dive International, Inc.(b)		313,300	5,210,179
Cameron International Corp.(b)		135,200	9,662,744
FMC Technologies, Inc.(b)		90,000	7,129,800
Grant Prideco, Inc.(b)		259,800	13,985,034
Helix Energy Solutions Group, Inc.(b)		241,300	9,630,283
Petrohawk Energy Corp.(b)		835,200	13,246,272
Southwest Gas Corp.		241,300	8,158,353
Southwestern Energy Co.(b)		270,900	12,055,050

			89,015,555

Paper & Forest Products — 1.4%
Louisiana-Pacific Corp.		1,169,300	22,123,156

Pharmaceuticals — 1.1%
Axcan Pharma, Inc.(b)		968,400	18,719,172

Real Estate — 4.8%
Alexandria Real Estate Equities, Inc. (REIT)		166,200	16,091,484
BioMed Realty Trust, Inc. (REIT)		421,200	10,580,544
Boardwalk Real Estate Investment Trust (REIT)		775,644	35,423,685
Douglas Emmett, Inc. (REIT)		386,300	9,557,062
Mack-Cali Realty Corp. (REIT)		183,400	7,976,066

			79,628,841

Retail Merchandising — 10.5%
Advance Auto Parts, Inc.		262,800	10,651,284
BJ’s Wholesale Club, Inc.(b)		1,522,200	54,844,866
The Children’s Place Retail Stores, Inc.(b)		206,000	10,637,840
Copart, Inc.(b)		354,300	10,838,037
GameStop Corp.(b)		165,500	6,471,050
PetSmart, Inc.		803,400	26,070,330
RC2 Corp.(b)		211,900	8,478,119
Ruddick Corp.		230,800	6,951,696
Saks, Inc.		802,169	17,126,308
Sally Beauty Holdings, Inc.(b)		910,700	8,196,300
The Talbots, Inc.		493,696	12,357,211

			172,623,041

Security Brokers & Dealers — 1.7%
Piper Jaffray Cos., Inc.(b)		511,400	28,500,322

Semiconductors & Related Devices — 0.4%
Integrated Device Technology, Inc.(b)		442,900	6,763,083

Telecommunications — 2.1%
Andrew Corp.(b)		1,066,100	15,394,484
Tessera Technologies, Inc.(b)		456,000	18,490,800

			33,885,284

Transportation — 2.4%
Dollar Thrifty Automotive Group, Inc.(b)		300,100	12,256,084
Kirby Corp.(b)		248,200	9,528,398
Landstar System, Inc.		374,700	18,079,275

			39,863,757

Waste Management — 1.0%
URS Corp.(b)		346,700	16,832,285

TOTAL COMMON STOCKS
(Cost $1,460,129,582)			1,650,520,175

	MATURITY	PAR/SHARES (000)
SHORT TERM INVESTMENTS — 1.3%
Federal Home Loan Bank, Discount Notes 4.80%(c)	07/02/07	$12,000	11,998,367
Galileo Money Market Fund,
5.04%(d)		9,706	9,706,241

TOTAL SHORT TERM INVESTMENTS
(Cost $21,704,608)			21,704,608

TOTAL INVESTMENTS IN SECURITIES — 101.3%
(Cost $1,481,834,190(a))			1,672,224,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%			(21,889,676)

NET ASSETS — 100.0%			$1,650,335,107

(a)	Cost for federal income tax purposes is $1,490,877,855. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$215,194,324
Gross unrealized depreciation	(33,847,396)

$181,346,928

(b)	Non-income producing security.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL/MID-CAP GROWTH PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.2%
Aerospace — 3.7%
BE Aerospace, Inc.(b)	128,100	$5,290,530
Goodrich Corp.	36,700	2,185,852
Spirit AeroSystems Holdings, Inc. - Class A(b)	85,600	3,085,880

		10,562,262

Banks — 3.2%
Fidelity National Information Services, Inc.	86,300	4,684,364
Signature Bank(b)	76,200	2,598,420
UMB Financial Corp.	50,700	1,869,309

		9,152,093

Broadcasting — 2.4%
CKX, Inc.(b)	508,300	7,024,706

Business Services — 7.1%
The Advisory Board Co.(b)	42,800	2,377,968
CommVault Systems, Inc.(b)	161,900	2,796,013
ExlService Holdings, Inc.(b)	229,900	4,308,326
Forrester Research, Inc.(b)	162,371	4,567,496
Invesco Plc - ADR	131,900	3,409,615
Net1 UEPS Technologies, Inc.(b)	123,800	2,989,770

		20,449,188

Chemicals — 1.8%
Celanese Corp. - Series A	130,700	5,068,546

Computer Software & Services — 16.7%
Blackboard, Inc.(b)	112,600	4,742,712
Foundry Networks, Inc.(b)	144,200	2,402,372
IHS, Inc.(b)	114,700	5,276,200
International Game Technology	71,400	2,834,580
Jack Henry & Associates, Inc.	46,124	1,187,693
MICROS Systems, Inc.(b)	69,100	3,759,040
Parametric Technology Corp.(b)	169,100	3,654,251
SkillSoft Plc - ADR(b)	1,037,000	9,633,730
SonicWALL, Inc.(b)	692,300	5,946,857
Sykes Enterprises, Inc.(b)	236,800	4,496,832
Transaction Systems Architects, Inc.(b)	120,000	4,039,200

		47,973,467

Electronics — 2.2%
Ametek, Inc.	90,200	3,579,136
Intersil Corp. - Class A	89,200	2,806,232

		6,385,368

Energy & Utilities — 2.5%
Airgas, Inc.	60,078	2,877,736
Questar Corp.	78,800	4,164,580

		7,042,316

Entertainment & Leisure — 4.2%
DreamWorks Animation SKG, Inc. - Class A(b)	74,000	2,134,160
Orient-Express Hotels Ltd. - Class A	59,800	3,193,320
Pinnacle Entertainment, Inc.(b)	95,900	2,699,585
Scientific Games Corp. - Class A(b)	116,200	4,061,190

		12,088,255

Finance — 5.2%
Affiliated Managers Group, Inc.(b)	24,200	3,115,992
Chicago Mercantile Exchange Holdings, Inc.	7,990	4,269,536
eTelecare Global Solutions, Inc.(b)	274,300	4,435,431
Wright Express Corp.(b)	88,618	3,036,939

		14,857,898

Food & Agriculture — 1.1%
Panera Bread Co. - Class A(b)	68,800	3,168,928

Machinery & Heavy Equipment — 1.2%
Joy Global, Inc.	60,300	3,517,299

Manufacturing — 3.8%
Quanex Corp.	61,800	3,009,660
Sirona Dental Systems, Inc.(b)	95,600	3,616,548
Smith & Wesson Holding Corp.(b)	111,000	1,859,250
The Warnaco Group, Inc.(b)	59,600	2,344,664

		10,830,122

Medical & Medical Services — 6.7%
Coventry Health Care, Inc.(b)	62,960	3,629,644
Digene Corp.(b)	50,441	3,028,982
MedCath Corp.(b)	85,900	2,731,620
Medco Health Solutions, Inc.(b)	27,800	2,168,122
Noven Pharmaceuticals, Inc.(b)	120,600	2,828,070
Pediatrix Medical Group, Inc.(b)	87,600	4,831,140

		19,217,578

Medical Instruments & Supplies — 5.8%
Cutera, Inc.(b)	117,800	2,935,576
Hologic, Inc.(b)	69,800	3,860,638
Kyphon, Inc.(b)	69,500	3,346,425
SonoSite, Inc.(b)	96,800	3,042,424
Wright Medical Group, Inc.(b)	150,748	3,636,042

		16,821,105

Metal & Mining — 3.4%
Century Aluminum Co.(b)	47,700	2,605,851
CONSOL Energy, Inc.	68,200	3,144,702
Massey Energy Co.	152,300	4,058,795

		9,809,348

Miscellaneous Services — 1.0%
TeleTech Holdings, Inc.(b)	92,500	3,004,400

Motor Vehicles — 1.3%
Oshkosh Truck Corp.	58,400	3,674,528

Oil & Gas — 4.9%
Diamond Offshore Drilling, Inc.	33,300	3,381,948
National-Oilwell, Inc.(b)	38,500	4,013,240
Newfield Exploration Co.(b)	62,100	2,828,655
Superior Energy Services, Inc.(b)	99,400	3,968,048

		14,191,891

Personal Services — 1.8%
Laureate Education, Inc.(b)	46,200	2,848,692
Life Time Fitness, Inc.(b)	42,500	2,262,275

		5,110,967

Pharmaceuticals — 5.7%
Endo Pharmaceuticals Holdings, Inc.(b)	139,400	4,771,662
IMS Health, Inc.	111,320	3,576,712
Medicis Pharmaceutical Corp.	130,700	3,991,578

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL/MID-CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Shire Plc - ADR	55,300	$4,099,389

		16,439,341

Restaurants — 1.3%
Ruth’s Chris Steak House, Inc.(b)	214,000	3,635,860

Retail Merchandising — 5.2%
Coldwater Creek, Inc.(b)	89,983	2,090,305
Dick’s Sporting Goods, Inc.(b)	74,315	4,322,904
GameStop Corp.(b)	159,832	6,249,431
J.C. Penney Co., Inc.	32,800	2,374,064

		15,036,704

Semiconductors & Related Devices — 2.6%
Microsemi Corp.(b)	126,000	3,017,700
Standard Microsystems Corp.(b)	127,200	4,368,048

		7,385,748

Telecommunications — 4.4%
Amdocs Ltd.(b)	94,375	3,758,012
American Tower Corp. - Class A(b)	84,500	3,549,000
Arris Group, Inc.(b)	90,000	1,583,100
Harris Corp.	68,800	3,753,040

		12,643,152

TOTAL COMMON STOCKS
(Cost $220,005,227)		285,091,070

SHORT TERM INVESTMENT — 1.2%
Galileo Money Market Fund, 5.04%(c)
(Cost $3,372,504)	3,372,504	3,372,504

TOTAL INVESTMENTS IN SECURITIES — 100.4%
(Cost $223,377,731(a))		288,463,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,166,750)

NET ASSETS — 100.0%		$287,296,824

(a)	Cost for federal income tax purposes is $224,135,169. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$68,655,249
Gross unrealized depreciation	(4,326,844)

$64,328,405

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 100.0%
Aerospace — 1.1%
Orbital Sciences Corp.(b)	41,900	$880,319

Banks — 11.8%
Boston Private Financial Holdings, Inc.	45,900	1,233,333
Cathay General Bancorp	30,800	1,033,032
Columbia Banking System, Inc.	14,800	432,900
First Midwest Bancorp, Inc.	29,300	1,040,443
First Niagara Financial Group, Inc.	84,200	1,103,020
First State Bancorporation	18,500	393,865
KBW, Inc.(b)	24,900	731,562
Sterling Financial Corp.	33,660	974,120
Umpqua Holdings Corp.	30,444	715,739
United Bankshares, Inc.	16,200	515,160
Wintrust Financial Corp.	16,500	723,525
WSFS Financial Corp.	4,694	307,128

		9,203,827

Broadcasting — 0.4%
Outdoor Channel Holdings, Inc.(b)	30,000	338,100

Business Services — 3.6%
The Brink’s Co.	20,100	1,243,989
National Financial Partners Corp.	5,710	264,430
PHH Corp.(b)	40,100	1,251,521

		2,759,940

Computer & Office Equipment — 1.8%
Electronics for Imaging, Inc.(b)	49,800	1,405,356

Computer Software & Services — 3.1%
Lawson Software, Inc.(b)	111,800	1,105,702
Trident Microsystems, Inc.(b)	30,300	556,005
The TriZetto Group, Inc.(b)	38,100	737,616

		2,399,323

Construction — 5.0%
Dycom Industries, Inc.(b)	28,113	842,828
Perini Corp.(b)	18,200	1,119,846
Texas Industries, Inc.	16,500	1,293,765
Washington Group International, Inc.(b)	8,126	650,161

		3,906,600

Containers — 2.5%
Silgan Holdings, Inc.	35,700	1,973,496

Electronics — 0.6%
RF Micro Devices, Inc.(b)	73,700	459,888

Energy & Utilities — 3.4%
Black Hills Corp.	23,700	942,075
ITC Holdings Corp.	14,500	589,135
PNM Resources, Inc.	22,600	628,054
UIL Holdings Corp.	15,900	526,290

		2,685,554

Entertainment & Leisure — 6.0%
Leapfrog Enterprises, Inc.(b)	43,806	449,011
Morgans Hotel Group Co.(b)	47,704	1,163,024
Orient-Express Hotels Ltd. - Class A	26,100	1,393,740
Pinnacle Entertainment, Inc.(b)	27,300	768,495
Vail Resorts, Inc.(b)	15,422	938,737

		4,713,007

Food & Agriculture — 5.6%
Hain Celestial Group, Inc.(b)	52,400	1,422,136
Pilgrim’s Pride Corp.	49,500	1,889,415
Ralcorp Holdings, Inc.(b)	7,634	408,037
Sanderson Farms, Inc.	14,500	652,790

		4,372,378

Insurance — 3.2%
Aspen Insurance Holdings Ltd.	22,100	620,347
Endurance Specialty Holdings Ltd.	21,385	856,255
Platinum Underwriters Holdings Ltd.	30,489	1,059,493

		2,536,095

Machinery & Heavy Equipment — 3.0%
Albany International Corp. - Class A	14,600	590,424
Astec Industries, Inc.(b)	18,300	772,626
H&E Equipment Services, Inc.(b)	34,300	951,482

		2,314,532

Manufacturing — 8.3%
Actuant Corp. - Class A	15,500	977,430
Chart Industries, Inc.(b)	27,600	784,944
Elizabeth Arden, Inc.(b)	27,028	655,699
Fuller (H.B.) Co.	48,200	1,440,698
Goodman Global, Inc.(b)	25,939	576,365
Kaiser Aluminum Corp.(b)	11,200	816,256
Watson Wyatt Worldwide, Inc.	24,100	1,216,568

		6,467,960

Medical & Medical Services — 3.7%
Amedisys, Inc.(b)	12,700	461,391
Kindred Healthcare, Inc.(b)	33,300	1,022,976
Magellan Health Services, Inc.(b)	29,700	1,380,159

		2,864,526

Medical Instruments & Supplies — 3.1%
DJ Orthopedics, Inc.(b)	58,869	2,429,524

Metal & Mining — 0.5%
AM Castle & Co.	10,500	377,055

Oil & Gas — 6.4%
Cal Dive International, Inc.(b)	38,500	640,255
Delta Petroleum Corp.(b)	32,300	648,584
Goodrich Petroleum Corp.(b)	18,018	623,963
Hercules Offshore, Inc.(b)	24,646	798,038
Oceaneering International, Inc.(b)	13,000	684,320
South Jersey Industries, Inc.	15,900	562,542
Southwest Gas Corp.	15,400	520,674
Swift Energy Co.(b)	12,400	530,224

		5,008,600

Pharmaceuticals — 2.3%
Axcan Pharma, Inc.(b)	92,914	1,796,028

Real Estate — 5.1%
Arbor Realty Trust, Inc. (REIT)	30,300	782,043

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Real Estate (Continued)
BioMed Realty Trust, Inc. (REIT)	19,800	$497,376
Corporate Office Properties Trust (REIT)	10,407	426,791
DCT Industrial Trust, Inc. (REIT)	45,000	484,200
Education Realty Trust, Inc. (REIT)	33,800	474,214
Gramercy Capital Corp. (REIT)	19,018	523,756
LaSalle Hotel Properties (REIT)	18,000	781,560

		3,969,940

Restaurants — 0.5%
Landry’s Restaurants, Inc.	13,402	405,544

Retail Merchandising — 9.5%
Big 5 Sporting Goods Corp.	22,200	566,100
BJ’s Wholesale Club, Inc.(b)	65,100	2,345,553
Borders Group, Inc.	15,500	295,430
The Children’s Place Retail Stores, Inc.(b)	13,100	676,484
Hot Topic, Inc.(b)	48,482	526,999
RC2 Corp.(b)	17,400	696,174
Ruddick Corp.	35,400	1,066,248
Sally Beauty Holdings, Inc.(b)	34,684	312,156
The Talbots, Inc.	38,400	961,152

		7,446,296

Security Brokers & Dealers — 2.3%
Piper Jaffray Cos., Inc.(b)	24,097	1,342,926
TradeStation Group, Inc.(b)	34,900	406,585

		1,749,511

Semiconductors & Related Devices — 1.6%
Cirrus Logic, Inc.(b)	62,200	516,260
Microsemi Corp.(b)	31,200	747,240

		1,263,500

Soaps & Cosmetics — 0.9%
NU Skin Enterprises, Inc.	43,166	712,239

Transportation — 3.1%
Dollar Thrifty Automotive Group, Inc.(b)	17,200	702,448
Kirby Corp.(b)	27,212	1,044,669
Knight Transportation, Inc.	32,600	631,788

		2,378,905

Waste Management — 1.6%
Waste Connections, Inc.(b)	41,450	1,253,448

TOTAL COMMON STOCKS
(Cost $68,032,723)		78,071,491

SHORT TERM INVESTMENT — 1.0%
Galileo Money Market Fund, 5.04%(c)
(Cost $840,843)	840,843	840,843

TOTAL INVESTMENTS IN SECURITIES — 101.0%
(Cost $68,873,566(a))		78,912,334
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(807,444)

NET ASSETS — 100.0%		$78,104,890

(a)	Cost for federal income tax purposes is $69,071,238. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$11,413,012
Gross unrealized depreciation	(1,571,916)

$9,841,096

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE EQUITY PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.0%
Aerospace — 1.8%
AAR Corp.(b)	33,750	$1,114,088
Orbital Sciences Corp.(b)	33,950	713,289

		1,827,377

Banks — 8.8%
Boston Private Financial Holdings, Inc.	34,700	932,389
Cathay General Bancorp	33,700	1,130,298
CoBiz, Inc.	57,100	1,034,652
Columbia Banking System, Inc.	27,200	795,600
First State Bancorporation	18,300	389,607
Greenhill & Co., Inc.	12,700	872,617
KBW, Inc.(b)	32,400	951,912
Umpqua Holdings Corp.	46,100	1,083,811
Wintrust Financial Corp.	24,800	1,087,480
WSFS Financial Corp.	9,650	631,400

		8,909,766

Business Services — 4.4%
Forrester Research, Inc.(b)	46,050	1,295,386
Hiedrick & Struggles International, Inc.(b)	15,400	789,096
HMS Holdings Corp.(b)	28,750	550,275
National Financial Partners Corp.	22,700	1,051,237
Net1 UEPS Technologies, Inc.(b)	34,050	822,308

		4,508,302

Computer & Office Equipment — 1.8%
Electronics for Imaging, Inc.(b)	66,100	1,865,342

Computer Software & Services — 12.2%
Aladdin Knowledge Systems Ltd.(b)	55,100	1,142,774
Blackboard, Inc.(b)	31,100	1,309,932
CACI International, Inc.(b)	14,150	691,228
Guidance Software, Inc.(b)	82,500	1,163,250
Lawson Software, Inc.(b)	131,650	1,302,019
Phase Forward, Inc.(b)	97,900	1,647,657
SkillSoft Plc - ADR(b)	298,350	2,771,672
TIBCO Software, Inc.(b)	97,450	881,922
Trident Microsystems, Inc.(b)	19,750	362,412
The TriZetto Group, Inc.(b)	56,468	1,093,220

		12,366,086

Containers — 1.1%
Silgan Holdings, Inc.	20,750	1,147,060

Electronics — 1.7%
Brady Corp.	23,500	872,790
RF Micro Devices, Inc.(b)	132,600	827,424

		1,700,214

Energy & Utilities — 2.0%
El Paso Electric Co.(b)	16,700	410,152
Houston Wire & Cable Co.(b)	22,700	644,907
UIL Holdings Corp.	29,400	973,140

		2,028,199

Entertainment & Leisure — 4.9%
Gaylord Entertainment Co.(b)	16,500	885,060
Morgans Hotel Group Co.(b)	38,150	930,097
Orient-Express Hotels Ltd. - Class A	35,935	1,918,929
Pinnacle Entertainment, Inc.(b)	43,000	1,210,450

		4,944,536

Food & Agriculture — 1.7%
Sanderson Farms, Inc.	38,500	1,733,270

Insurance — 4.5%
First Mercury Financial Corp.(b)	73,200	1,535,004
IPC Holdings Ltd.	32,376	1,045,421
National Atlantic Holdings Corp. - Class A(b)	38,500	534,765
Platinum Underwriters Holdings Ltd.	42,379	1,472,670

		4,587,860

Machinery & Heavy Equipment — 0.7%
Altra Holdings, Inc.(b)	38,900	672,192

Manufacturing — 11.7%
Actuant Corp. - Class A	23,000	1,450,380
AptarGroup, Inc.	14,200	504,952
Blount International, Inc.(b)	46,200	604,296
Chart Industries, Inc.(b)	63,000	1,791,720
Chattem, Inc.(b)	18,600	1,178,868
Elizabeth Arden, Inc.(b)	71,000	1,722,460
Goodman Global, Inc.(b)	22,367	496,995
Hardinge, Inc.	39,800	1,354,394
Hexel Corp.(b)	24,900	524,643
Kaiser Aluminum Corp.(b)	8,800	641,344
Keystone Automotive Industries, Inc.(b)	16,000	661,920
Playtex Products, Inc.(b)	68,800	1,018,928

		11,950,900

Medical & Medical Services — 4.7%
Amedisys, Inc.(b)	34,000	1,235,220
Cross Country Healthcare, Inc.(b)	38,200	637,176
Pediatrix Medical Group, Inc.(b)	31,350	1,728,953
Vital Images, Inc.(b)	43,650	1,185,534

		4,786,883

Medical Instruments & Supplies — 10.5%
Align Technology, Inc.(b)	57,200	1,381,952
Allscripts Healthcare Solutions, Inc.(b)	37,400	952,952
DJ Orthopedics, Inc.(b)	91,450	3,774,141
ev3, Inc.(b)	57,950	978,196
Hologic, Inc.(b)	16,450	909,850
Immucor, Inc.(b)	20,600	576,182
MWI Veterinary Supply, Inc.(b)	28,750	1,146,837
Orthofix International NV(b)	21,800	980,346

		10,700,456

Metal & Mining — 1.0%
AM Castle & Co.	29,200	1,048,572

Oil & Gas — 5.7%
Cal Dive International, Inc.(b)	33,600	558,768
Goodrich Petroleum Corp.(b)	27,450	950,593
Hercules Offshore, Inc.(b)	30,550	989,209
Mariner Energy, Inc.(b)	41,600	1,008,800
Oil States International, Inc.(b)	29,800	1,231,932

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
TETRA Technologies, Inc.(b)	37,100	$1,046,220

		5,785,522

Pharmaceuticals — 1.8%
ICON Plc - ADR(b)	21,800	953,532
Kendle International, Inc.(b)	24,200	889,834

		1,843,366

Real Estate — 4.3%
Arbor Realty Trust, Inc. (REIT)	36,400	939,484
BioMed Realty Trust, Inc. (REIT)	17,900	449,648
California Coastal Communities, Inc.(b)	30,252	512,469
Corporate Office Properties Trust (REIT)	11,600	475,716
Education Realty Trust, Inc. (REIT)	59,100	829,173
LaSalle Hotel Properties (REIT)	26,500	1,150,630

		4,357,120

Retail Merchandising — 4.8%
The Children’s Place Retail Stores, Inc.(b)	22,200	1,146,408
Copart, Inc.(b)	42,500	1,300,075
Golfsmith International Holdings, Inc.(b)	76,000	525,160
Sally Beauty Holdings, Inc.(b)	142,100	1,278,900
The Wet Seal, Inc. - Class A(b)	108,100	649,681

		4,900,224

Security Brokers & Dealers — 1.0%
Piper Jaffray Cos., Inc.(b)	17,950	1,000,354

Semiconductors & Related Devices — 1.3%
Micrel, Inc.	59,900	761,928
Ultra Clean Holdings, Inc.(b)	41,134	575,053

		1,336,981

Telecommunications — 3.1%
EMS Technologies, Inc.(b)	52,200	1,151,532
Iowa Telecommunications Services, Inc.	48,000	1,091,040
Tessera Technologies, Inc.(b)	22,800	924,540

		3,167,112

Transportation — 1.7%
Knight Transportation, Inc.	40,500	784,890
Vitran Corp., Inc.(b)	44,300	945,362

		1,730,252

Waste Management — 0.8%
Clean Harbors, Inc.(b)	15,800	780,836

TOTAL COMMON STOCKS
(Cost $86,386,480)		99,678,782

SHORT TERM INVESTMENT — 2.1%
Galileo Money Market Fund, 5.04%(c)
(Cost $2,083,304)	2,083,304	2,083,304

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $88,469,784(a))		101,762,086
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(55,630)

NET ASSETS — 100.0%		$101,706,456

(a)	Cost for federal income tax purposes is $88,637,146. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$15,369,008
Gross unrealized depreciation	(2,244,068)

$13,124,940

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 95.6%
Aerospace — 2.7%
Argon ST, Inc.(b)	90,200	$2,093,542
BE Aerospace, Inc.(b)	494,800	20,435,240

		22,528,782

Banks — 1.6%
Signature Bank(b)	215,300	7,341,730
UMB Financial Corp.	171,300	6,315,831

		13,657,561

Broadcasting — 3.1%
CKX, Inc.(b)	1,511,900	20,894,458
Outdoor Channel Holdings, Inc.(b)	486,320	5,480,826

		26,375,284

Business Services — 8.9%
The Advisory Board Co.(b)	192,200	10,678,632
Cohen & Steers, Inc.	127,800	5,552,910
CommVault Systems, Inc.(b)	525,900	9,082,293
Diamond Management & Technology Consultants, Inc.	782,893	10,334,188
ExlService Holdings, Inc.(b)	736,819	13,807,988
Forrester Research, Inc.(b)	458,100	12,886,353
Healthcare Services Group, Inc.	358,500	10,575,750
Net1 UEPS Technologies, Inc.(b)	102,100	2,465,715

		75,383,829

Chemicals — 1.1%
Agrium, Inc.	219,800	9,616,250

Computer Software & Services — 17.3%
Aladdin Knowledge Systems Ltd.(b)	415,100	8,609,174
Blackboard, Inc.(b)	372,000	15,668,640
comScore, Inc.(b)	14,400	333,360
Data Domain, Inc.(b)	46,900	1,078,700
Foundry Networks, Inc.(b)	342,100	5,699,386
i2 Technologies, Inc.(b)(c)	755,600	14,084,384
IHS, Inc.(b)	384,400	17,682,400
Jack Henry & Associates, Inc.	55,024	1,416,868
Limelight Networks, Inc.(b)	51,300	1,014,714
Move, Inc.(b)	1,491,900	6,683,712
SkillSoft Plc - ADR(b)	2,876,630	26,723,893
SonicWALL, Inc.(b)	1,755,600	15,080,604
Sykes Enterprises, Inc.(b)	940,700	17,863,893
Transaction Systems Architects, Inc.(b)	372,400	12,534,984
VeriFone Holdings, Inc.(b)	55,000	1,938,750

		146,413,462

Electronics — 0.3%
Silicon Motion Technology Corp. - ADR(b)	84,100	2,088,203

Energy & Utilities — 1.0%
Airgas, Inc.	171,800	8,229,220

Entertainment & Leisure — 6.0%
Orient-Express Hotels Ltd. - Class A	286,600	15,304,440
Pinnacle Entertainment, Inc.(b)	255,600	7,195,140
Scientific Games Corp. - Class A(b)	345,100	12,061,245
Vail Resorts, Inc.(b)	164,100	9,988,767
World Wrestling Entertainment, Inc.	367,100	5,869,929

		50,419,521

Finance — 4.0%
Affiliated Managers Group, Inc.(b)	73,000	9,399,480
eTelecare Global Solutions, Inc.(b)	632,819	10,232,683
Wright Express Corp.(b)	424,800	14,557,896

		34,190,059

Food & Agriculture — 0.8%
Panera Bread Co. - Class A(b)	140,700	6,480,642

Machinery & Heavy Equipment — 1.1%
Bucyrus International, Inc. - Class A	136,400	9,654,392

Manufacturing — 8.5%
Actuant Corp. - Class A	127,200	8,021,232
iRobot Corp.(b)	392,600	7,793,110
Ladish Co., Inc.(b)	223,700	9,619,100
Quanex Corp.	183,100	8,916,970
RBC Bearings, Inc.(b)	138,300	5,704,875
Smith & Wesson Holding Corp.(b)	579,900	9,713,325
The Warnaco Group, Inc.(b)	206,600	8,127,644
Watson Wyatt Worldwide, Inc.	284,300	14,351,464

		72,247,720

Medical & Medical Services — 6.8%
Animal Health International, Inc.(b)	143,900	2,085,111
Digene Corp.(b)	217,200	13,042,860
MedCath Corp.(b)	229,800	7,307,640
Noven Pharmaceuticals, Inc.(b)	591,700	13,875,365
Pediatrix Medical Group, Inc.(b)	280,200	15,453,030
Santarus, Inc.(b)	1,142,500	5,906,725

		57,670,731

Medical Instruments & Supplies — 9.7%
Align Technology, Inc.(b)	411,499	9,941,816
Bruker BioSciences Corp.(b)	528,200	4,759,082
Cutera, Inc.(b)	368,700	9,188,004
Hologic, Inc.(b)	111,750	6,180,892
Home Diagnostics, Inc.(b)	151,300	1,780,801
Kyphon, Inc.(b)	326,100	15,701,715
Martek Biosciences Corp.(b)	88,300	2,293,151
SonoSite, Inc.(b)	271,100	8,520,673
Wright Medical Group, Inc.(b)	670,381	16,169,590
Zoll Medical Corp.(b)	336,700	7,511,777

		82,047,501

Metal & Mining — 2.2%
Century Aluminum Co.(b)	195,600	10,685,628
Massey Energy Co.	301,700	8,040,305

		18,725,933

Miscellaneous Services — 0.2%
TeleTech Holdings, Inc.(b)	53,100	1,724,688

Oil & Gas — 5.2%
Atwood Oceanics, Inc.(b)	168,100	11,535,022
Comstock Resources, Inc.(b)	217,800	6,527,466

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Oceaneering International, Inc.(b)		225,000	$11,844,000
Superior Energy Services, Inc.(b)		348,600	13,916,112

			43,822,600

Personal Services — 2.0%
Laureate Education, Inc.(b)		207,700	12,806,782
Life Time Fitness, Inc.(b)		72,257	3,846,240

			16,653,022

Pharmaceuticals — 1.5%
Medicis Pharmaceutical Corp.		426,400	13,022,256

Restaurants — 0.8%
Red Robin Gourmet Burgers, Inc.(b)		171,700	6,931,529

Retail Merchandising — 2.3%
Coldwater Creek, Inc.(b)		280,400	6,513,692
Dick’s Sporting Goods, Inc.(b)		216,121	12,571,758

			19,085,450

Security Brokers & Dealers — 1.1%
Waddell & Reed Financial, Inc.		353,100	9,184,131

Semiconductors & Related Devices — 4.7%
Micrel, Inc.		862,000	10,964,640
Microsemi Corp.(b)		494,200	11,836,090
Spreadtrum Communications, Inc.(b)		49,100	713,423
Standard Microsystems Corp.(b)		461,800	15,858,212

			39,372,365

Telecommunications — 2.7%
Arris Group, Inc.(b)		373,500	6,569,865
EMS Technologies, Inc.(b)		367,245	8,101,425
Infinera Corp.(b)		69,600	1,734,432
Occam Networks, Inc.(b)		411,300	4,104,774
Polycom, Inc.(b)		49,200	1,653,120
Starent Networks Corp.(b)		35,400	520,380

			22,683,996

TOTAL COMMON STOCKS
(Cost $613,741,602)			808,209,127

	MATURITY	PAR/SHARES (000)
SHORT TERM INVESTMENTS — 5.0%
Federal Home Loan Bank, Discount Notes
4.80%(d)	07/02/07	$33,000	32,995,600
Galileo Money Market Fund, 5.04%(e)		9,396	9,395,786

TOTAL SHORT TERM INVESTMENTS
(Cost $42,391,386)			42,391,386

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 100.6%
(Cost $656,132,988)			850,600,513

AFFILIATED INVESTMENT — 0.0%
Short Term Investments — 0.0%
Institutional Money Market Trust, 5.37%(e)(f)
(Cost $348,840)		348,840	348,840

TOTAL INVESTMENTS IN SECURITIES — 100.6%
(Cost $656,481,828(a))			850,949,353
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — 0.0%			(348,840)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(5,030,502)

NET ASSETS — 100.0%			$845,570,011

(a)	Cost for federal income tax purposes is $659,417,944. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$206,712,285
Gross unrealized depreciation	(15,180,876)

$191,531,409

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	The rate shown is the effective yield at the time of purchase.
(e)	Represents current yield as of June 30, 2007.
(f)	Security purchased with the cash proceeds from securities loaned.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 97.9%
Australia — 0.5%
Computer Software & Services — 0.5%
Computershare Ltd.	18,500	$177,076

Brazil — 0.6%
Telecommunications — 0.6%
Net Servicos de Comunicacao SA - ADR	11,300	186,789

France — 3.6%
Computer & Office Equipment — 0.6%
Neopost SA	1,300	190,922

Computer Software & Services — 1.1%
Business Objects SA - ADR(b)	5,500	213,620
Cap Gemini SA	2,268	166,896

		380,516

Electronics — 0.8%
Schneider Electric SA	1,900	267,777

Machinery & Heavy Equipment — 0.9%
ALSTOM	1,800	302,627

Medical Instruments & Supplies — 0.2%
NicOx SA	2,308	56,697

Total France		1,198,539

Germany — 2.6%
Computer Software & Services — 1.6%
SAP AG - ADR	5,800	296,206
Software AG	2,500	244,806

		541,012

Manufacturing — 0.7%
Siemens AG	1,600	230,780

Semiconductors & Related Devices — 0.3%
Infineon Technologies AG - ADR(b)	5,400	89,262

Total Germany		861,054

Hong Kong — 1.7%
Semiconductors & Related Devices — 0.7%
ASM Pacific Technology Ltd.	33,100	239,809

Telecommunications — 1.0%
China Communications Services Corp. Ltd.(b)	600	442
China Mobile Ltd.	32,500	348,933

		349,375

Total Hong Kong		589,184

India — 1.3%
Telecommunications — 1.3%
Bharti Tele-Ventures Ltd.	21,700	445,648

Indonesia — 0.9%
Telecommunications — 0.9%
PT Telekomunikasi Indonesia	263,000	286,724

Japan — 3.5%
Computer Software & Services — 0.6%
Nintendo Co. Ltd.	500	183,147

Energy & Utilities — 1.2%
Kurita Water Industries Ltd.	13,200	414,895

Machinery & Heavy Equipment — 0.4%
Disco Corp.	2,300	133,377

Manufacturing — 0.7%
Shimadzu Corp.	22,600	237,885

Metal & Mining — 0.6%
Sumitomo Metal Mining Co. Ltd.	9,000	195,533

Total Japan		1,164,837

Mexico — 0.7%
Telecommunications — 0.7%
America Movil SA - ADR	3,700	229,141

Singapore — 0.6%
Semiconductors & Related Devices — 0.6%
United Test & Assembly Center Ltd.(b)	275,700	208,925

South Korea — 1.3%
Computer Software & Services — 1.0%
NHN Corp.(b)	1,800	328,300

Electronics — 0.3%
Samsung Electronics Co. Ltd.	200	122,531

Total South Korea		450,831

Switzerland — 1.5%
Pharmaceuticals — 1.5%
Roche Holding AG	1,300	231,371
Roche Holding AG - ADR	3,000	266,074

		497,445

Taiwan — 4.0%
Computer Software & Services — 1.0%
Inventec Co. Ltd.	176,000	133,342
MediaTek, Inc.	13,000	202,519

		335,861

Electronics — 1.3%
Hon Hai Precision Industry Co. Ltd.	29,794	257,454
Synnex Technology International Corp.	133,000	200,718

		458,172

Semiconductors & Related Devices — 1.7%
Realtek Semiconductor Corp.	48,500	240,538
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	20,904	232,659
Vanguard International Semiconductor Corp.(b)	91,000	91,094

		564,291

Total Taiwan		1,358,324

United Kingdom — 1.9%
Aerospace — 0.6%
Meggitt Plc	35,600	220,186

Business Services — 0.5%
Rightmove Plc	13,500	170,248

Computer Software & Services — 0.7%
Autonomy Corp. Plc	16,700	241,455

Telecommunications — 0.1%
Blinkx Plc(b)	21,300	18,606

Total United Kingdom		650,495

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States — 73.2%
Aerospace — 2.2%
Goodrich Corp.	6,100	$363,316
Lockheed Martin Corp.	3,900	367,107

		730,423

Broadcasting — 0.8%
Liberty Global, Inc.(b)	6,200	254,448

Business Services — 1.0%
Accenture Ltd.	4,200	180,138
Fiserv, Inc.(b)	2,900	164,720

		344,858

Computer & Office Equipment — 8.7%
Apple Computer, Inc.(b)	8,800	1,073,952
Cisco Systems, Inc.(b)	21,300	593,205
Hewlett-Packard Co.	9,100	406,042
International Business Machines Corp.	6,900	726,225
Network Appliance, Inc.(b)	5,200	151,840

		2,951,264

Computer Software & Services — 19.4%
Adobe Systems, Inc.(b)	10,100	405,515
Autodesk, Inc.(b)	6,900	324,852
Cadence Design Systems, Inc.(b)	9,900	217,404
Chordiant Software, Inc.(b)	9,100	142,506
Cognos, Inc.(b)	3,800	150,746
Computer Sciences Corp.(b)	4,300	254,345
comScore, Inc.(b)	1,200	27,780
DST Systems, Inc.(b)	10,100	800,021
eBay, Inc.(b)	7,600	244,568
Electronic Arts, Inc.(b)	4,000	189,280
EMC Corp.(b)	16,000	289,600
Foundry Networks, Inc.(b)	11,200	186,592
Google, Inc. - Class A(b)	1,300	680,394
Juniper Networks, Inc.(b)	9,900	249,183
Limelight Networks, Inc.(b)	4,300	85,054
McAfee, Inc.(b)	4,800	168,960
Microsoft Corp.	14,100	415,527
Oracle Corp.(b)	14,400	283,824
priceline.com, Inc.(b)	2,700	185,598
Seagate Technology, Inc.	8,600	187,222
Sybase, Inc.(b)	10,300	246,067
Synopsys, Inc.(b)	6,000	158,580
TIBCO Software, Inc.(b)	17,500	158,375
VeriSign, Inc.(b)	9,600	304,608
Yahoo!, Inc.(b)	7,500	203,475

		6,560,076

Electronics — 4.3%
Agilent Technologies, Inc.(b)	10,300	395,932
Amphenol Corp.	6,100	217,465
Intel Corp.	17,600	418,176
Intersil Corp. - Class A	6,000	188,760
National Semiconductor Corp.	8,300	234,641

		1,454,974

Manufacturing — 2.0%
Corning, Inc.(b)	13,200	337,260
Textron, Inc.	1,700	187,187
Varian, Inc.(b)	3,000	164,490

		688,937

Measuring & Controlling Devices — 1.2%
KLA-Tencor Corp.	7,600	417,620

Medical & Medical Services — 2.3%
Biomet, Inc.	6,100	278,892
Covance, Inc.(b)	2,500	171,400
Integra LifeSciences Holdings Corp.(b)	3,600	177,912
Millipore Corp.(b)	2,100	157,689

		785,893

Medical Instruments & Supplies — 5.5%
Becton, Dickinson & Co.	3,300	245,850
Charles River Laboratories International, Inc.(b)	3,500	180,670
Cyberonics, Inc.(b)	5,800	97,556
Johnson & Johnson	1,800	110,916
Kyphon, Inc.(b)	1,800	86,670
Medtronic, Inc.	6,100	316,346
SenoRx, Inc.(b)	5,100	52,326
Stryker Corp.	2,600	164,034
Thoratec Corp.(b)	8,900	163,671
Wright Medical Group, Inc.(b)	11,100	267,732
Zimmer Holdings, Inc.(b)	2,000	169,780

		1,855,551

Miscellaneous Services — 0.5%
Owens & Minor, Inc.	4,300	150,242

Pharmaceuticals — 7.2%
Abbott Laboratories	3,000	160,650
Alexion Pharmaceuticals, Inc.(b)	4,200	189,252
Applera Corp. - Celera Genomics Group(b)	9,000	111,600
Biogen Idec, Inc.(b)	4,800	256,800
BioMarin Pharmaceutical, Inc.(b)	8,900	159,666
Cephalon, Inc.(b)	1,000	80,390
Genentech, Inc.(b)	2,800	211,848
Gilead Sciences, Inc.(b)	8,400	325,668
ImClone Systems, Inc.(b)	4,300	152,048
Kosan Biosciences, Inc.(b)	7,817	40,805
Merck & Co., Inc.	7,400	368,520
Myriad Genetics, Inc.(b)	9,600	357,024

		2,414,271

Retail Merchandising — 0.5%
CVS Caremark Corp.	4,500	164,025

Semiconductors & Related Devices — 10.0%
Altera Corp.	8,500	188,105
Analog Devices, Inc.	6,400	240,896
Applied Materials, Inc.	12,500	248,375
Avnet, Inc.(b)	3,600	142,704
Broadcom Corp. - Class A(b)	10,700	312,975
Cavium Networks, Inc.(b)	2,500	56,550
Integrated Device Technology, Inc.(b)	10,400	158,808
Kulicke & Soffa Industries, Inc.(b)	15,800	165,426
Lam Research Corp.(b)	3,900	200,460
Linear Technology Corp.	5,100	184,518
Maxim Integrated Products, Inc.	9,900	330,759
MEMC Electronic Materials, Inc.(b)	3,600	220,032
Netlogic Microsystems, Inc.(b)	3,600	114,624
NVIDIA Corp.(b)	6,000	247,860

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices (Continued)
Texas Instruments, Inc.	10,500	$395,115
Xilinx, Inc.	6,000	160,620

		3,367,827

Telecommunications — 7.6%
American Tower Corp. - Class A(b)	5,100	214,200
AT&T, Inc.	6,000	249,000
Atheros Communications, Inc.(b)	10,100	311,484
Ciena Corp.(b)	10,000	361,300
Finisar Corp.(b)	26,300	99,414
Harris Corp.	5,200	283,660
Infinera Corp.(b)	5,900	147,028
MetroPCS Communications, Inc.(b)	8,600	284,144
Motorola, Inc.	8,600	152,220
QUALCOMM, Inc.	10,500	455,595
Windstream Corp.	76	1,122

		2,559,167

Total United States		24,699,576

TOTAL COMMON STOCKS
(Cost $26,757,511)		33,004,588

SHORT TERM INVESTMENT — 2.8%
Galileo Money Market Fund, 5.04%(c)
(Cost $969,381)	969,381	969,381

TOTAL INVESTMENTS IN SECURITIES — 100.7%
(Cost $27,726,892(a))		33,973,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(244,775)

NET ASSETS — 100.0%		$33,729,194

(a)	Cost for federal income tax purposes is $27,800,722. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$6,482,055
Gross unrealized depreciation	(308,808)

$6,173,247

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL RESOURCES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 100.3%
Canada — 24.9%
Banks — 0.0%
Quest Capital Corp.	61,000	$174,082

Energy & Utilities — 0.0%
MGM Energy Corp.(b)	15,084	42,197

Metal & Mining — 8.0%
Alexco Resource Corp.(b)	474,683	2,357,262
Aurora Energy Resources, Inc.(b)	246,000	3,905,055
Corriente Resources, Inc. - Class A(b)	982,800	3,874,921
Energy Metals Corp.(b)	435,100	6,371,800
Erdene Gold, Inc. (acquired 04/10/07, cost $959,233)(b)(c)(d)	1,100,000	1,099,742
European Goldfields Ltd.(b)	561,400	2,972,350
Frontier Pacific Mining Corp.(b)	3,024,300	2,299,632
Gateway Gold Corp.(b)	500,000	314,480
Gold Reserve, Inc.(b)	123,948	691,630
Goldcorp, Inc.	4,600	109,208
Golden Star Resources Ltd.(b)	789,408	2,882,701
International Uranium Corp.(b)	218,500	2,615,231
Katanga Mining Ltd.(b)	250,000	4,353,438
MAG Silver Corp.(b)	964,000	10,542,690
Minefinders Corp. Ltd.(b)	250,000	2,872,500
Nevsun Resources Ltd. (acquired 08/8/97 through 09/9/04, cost $4,883,732)(b)(d)(e)	1,554,800	3,882,439
Northern Star Mining Corp.(b)	833,500	860,690
NovaGold Resources, Inc.(b)	371,843	5,588,800
Orezone Resources, Inc.(b)	500,000	882,422
Polymet Mining Corp.(b)	1,250,000	4,576,391
Radius Gold, Inc.(b)	569,700	374,363
Romarco Minerals, Inc.(b)	223,000	69,082
Rusoro Mining Ltd.(b)	11,765	29,377
Southwestern Resources Corp.(b)	566,900	2,985,505
Stratagold Corp.(b)	1,703,700	975,599
Sunridge Gold Corp.(b)	2,434,459	4,616,388
Triex Minerals Corp.(b)(e)	156,050	563,992
Triex Minerals Corp. (acquired 12/19/05, cost $671,761)(b)(d)	312,100	1,127,984
Virginia Mines, Inc.(b)	216,350	1,190,154
West Timmins Mining, Inc.(b)	1,285,423	965,349
X-Cal Resources Ltd.(b)	1,755,500	510,871

		76,462,046

Motor Vehicles — 0.3%
Westport Innovations, Inc.(b)(e)	959,500	2,720,197

Oil & Gas — 16.6%
Accrete Energy, Inc.(b)	13,690	66,313
Alberta Clipper Energy, Inc.(b)	95,415	279,460
Baytex Energy Trust	421,948	8,452,824
Birchcliff Energy Ltd.(b)	721,500	3,081,741
Bow Valley Energy Ltd.(b)	634,600	3,633,945
Canadian Superior Energy, Inc.(b)	1,091,000	3,600,300
Canext Energy Ltd.(b)	207,829	161,932
Cinch Energy Corp.(b)	901,980	1,024,544
Compton Petroleum Corp.(b)	1,267,329	12,587,037
Cork Exploration, Inc.(b)	358,400	592,147
Crescent Point Energy Trust	1	10
Crew Energy, Inc.(b)	727,137	7,044,406
Cyries Energy, Inc.(b)	69,096	733,608
Daylight Resources Trust	346,361	3,332,740
Delphi Energy Corp.(b)	831,300	1,428,096
Ember Resources, Inc.(b)	274,224	633,270
Endev Energy, Inc.(b)	1,538,300	1,501,837
Equinox Minerals Ltd.(b)	1,552,114	4,997,654
Fairborne Energy Trust	259,558	2,024,808
First Calgary Petroleums Ltd.(b)	740,786	3,616,134
Galleon Energy, Inc. - Class A(b)	1,750,482	28,822,769
Gastar Exploration Ltd.(b)	1,055,300	2,195,024
Heritage Oil Corp.(b)	9,700	591,880
Highpine Oil & Gas Ltd.(b)	277,650	3,714,163
HSE Integrated Ltd.(b)	28,238	45,859
Innova Exploration Ltd.(b)	77,609	443,688
Innova Exploration Ltd. (acquired 10/28/05, cost $1,080,002)(b)(d)	155,000	886,130
Iteration Energy Ltd.(b)	114,809	606,782
Leader Energy Services Ltd.(b)	454,104	319,717
Masters Energy, Inc.(b)	27,741	80,209
Midnight Oil Exploration Ltd.(b)	1,127,700	1,820,835
Niko Resources Ltd. (acquired 05/02/03 through 11/10/03, cost $689,948)(b)(d)	39,000	3,551,279
Oilexco, Inc.(b)	1,167,675	14,162,273
Open Range Energy Corp.(b)	48,061	151,142
Pacific Rodera Energy, Inc.(b)	990,200	511,251
Paramount Resources Ltd. - Class A(b)	377,100	7,310,129
Pengrowth Energy Trust	21,699	412,892
Penn West Energy Trust	72,000	2,407,548
Petro Andina Resources, Inc.(b)(c)	49,500	527,411
Petrolifera Petroleum Ltd.(b)	199,615	3,193,091
ProspEx Resources Ltd.(b)	1,504,120	6,283,346
Real Resources, Inc.(b)	903,437	7,836,431
Tag Oil Ltd. (acquired 09/13/05, cost $218,247)(b)(d)	198,000	44,609
Technicoil Corp.(b)	1,300,900	1,209,004
Thunder Energy Trust	511,162	1,914,608
Trafalgar Energy Ltd.(b)	21,717	84,401
TransCanada Corp.	40,700	1,399,904
Trilogy Energy Trust	152,791	1,378,382
True Energy Trust	188,332	1,016,577
Tusk Energy Corp. (acquired 03/10/05 through 11/28/06, cost $8,250,724)(b)(d)	2,248,186	4,178,746
Vault Energy Trust	130,450	625,768
Vero Energy, Inc.(b)	91,642	645,215
West Energy Ltd.(b)	2,735	11,169
Western Oil Sands, Inc. - Class A(b)	76,800	2,559,399

		159,734,437

Transportation — 0.0%
Railpower Technologies Corp.(b)	360,600	145,560

Total Canada		239,278,519

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
China — 0.1%
Metal & Mining — 0.1%
Crosshair Exploration & Mining Corp.(b)	352,800	$957,138

Norway — 1.0%
Transportation — 1.0%
Stolt-Nielsen SA(b)	126,100	3,887,007
Stolt-Nielsen SA (acquired 01/20/05, cost $2,320,388)(b)(d)	170,000	5,662,376

		9,549,383

United Kingdom — 2.2%
Energy & Utilities — 0.2%
ITM Power Plc(b)	525,200	1,453,742

Finance — 0.1%
Archipelago Holdings, Inc. (acquired 05/04/05, cost $1,453,189)(b)(d)	2,247,400	1,150,823

Oil & Gas — 1.9%
Expro International Group Plc	365,348	7,135,493
Gulfsands Petroleum Plc(b)	563,300	1,910,290
Tullow Oil Plc	544,198	5,312,981
Venture Production Plc	289,729	4,282,823

		18,641,587

Total United Kingdom		21,246,152

United States — 72.1%
Energy & Utilities — 0.6%
Dynegy, Inc. - Class A(b)	1,560	14,727
Evergreen Energy, Inc.(b)(f)	393,400	2,372,202
Longview Energy Co. (acquired 08/13/04, cost $1,281,000)(b)(d)(e)	85,400	1,622,600
Ocean Power Technologies, Inc.(b)	63,900	1,012,176

		5,021,705

Finance — 0.1%
NGP Capital Resources Co.	64,500	1,078,440

Metal & Mining — 22.0%
Alpha Natural Resources, Inc.(b)	27,500	571,725
Arch Coal, Inc.	1,324,400	46,089,120
CONSOL Energy, Inc.	2,203,200	101,589,552
Foundation Coal Holdings, Inc.	72,000	2,926,080
Kinross Gold Corp.(b)	111,175	1,298,524
Massey Energy Co.	1,663,040	44,320,016
Peabody Energy Corp.	212,736	10,292,168
Randgold Resources Ltd.	200,000	4,438,000

		211,525,185

Oil & Gas — 49.4%
American Oil & Gas, Inc.(b)	224,088	1,519,317
BJ Services Co.	401,400	11,415,816
Bois d’Arc Energy, Inc.(b)	165,300	2,815,059
Brigham Exploration Co.(b)	81,900	480,753
Callon Petroleum Co.(b)	92,200	1,306,474
CanArgo Energy Corp.(b)(f)	5,024,200	3,868,634
Clayton Williams Energy, Inc.(b)	267,021	7,068,046
Complete Production Services, Inc.(b)	34,400	889,240
Comstock Resources, Inc.(b)	233,200	6,989,004
Delta Petroleum Corp.(b)	314,497	6,315,100
Denbury Resources, Inc.(b)	297,600	11,160,000
Diamond Offshore Drilling, Inc.	395,523	40,169,316
ENSCO International, Inc.	128,800	7,858,088
EXCO Resources, Inc.(b)	379,800	6,623,712
Gasco Energy, Inc.(b)	864,200	2,048,154
GlobalSantaFe Corp.	362,800	26,212,300
Grant Prideco, Inc.(b)	96,200	5,178,446
Halliburton Co.	522,826	18,037,497
Hercules Offshore, Inc.(b)	68,900	2,230,982
Matador Resources Co. (acquired 10/14/03 through 04/13/06, cost $2,957,155)(b)(d)(e)	171,131	4,620,537
Newfield Exploration Co.(b)	959,310	43,696,570
Parallel Petroleum Corp.(b)	107,032	2,344,001
Particle Drilling Technologies, Inc.(b)	337,600	742,720
Penn Virginia Corp.	866,200	34,821,240
Petrohawk Energy Corp.(b)	406,600	6,448,676
Pioneer Natural Resources Co.	259,200	12,625,632
Plains Exploration & Production Co.(b)	1,005,525	48,074,150
Pride International, Inc.(b)	528,100	19,782,626
Rowan Cos., Inc.	717,000	29,382,660
Schlumberger Ltd.	256,036	21,747,698
Southwestern Energy Co.(b)	624,300	27,781,350
Transocean, Inc.(b)	354,500	37,569,910
Treasure Island Royalty Trust(b)	366,922	73,384
TXCO Resources, Inc.(b)	179,600	1,846,288
Weatherford International Ltd.(b)	377,198	20,836,417

		474,579,797

Waste Management — 0.0%
Republic Resources, Inc.(b)	28,750	431

Total United States		692,205,558

TOTAL COMMON STOCKS
(Cost $507,323,920)		963,236,750

WARRANTS — 0.0%
Canada — 0.0%
Metal & Mining — 0.0%
Nevsun Resources Ltd. (issued 12/18/03, expiring 12/18/08, strike price 10.00 CAD) (acquired 01/20/05, cost $2)(b)(d)(e)(g)	250,000	152,546

Oil & Gas — 0.0%
Point North Energy Ltd. (issued 07/24/03, expiring 07/23/08, strike price 5.00 CAD) (acquired 07/24/03, cost $74)(b)(d)(e)(h)	147,124	6,905

TOTAL WARRANTS
(Cost $76)		159,451

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
SHORT TERM INVESTMENT — 0.8%
Galileo Money Market Fund, 5.04%(i)
(Cost $7,559,566)	7,559,566	$7,559,566

	NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.0%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/17/07	3,753	4
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/18/07	7,217	7
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/18/07	4,476	5
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/18/07	2,424	2
U.S. Dollar versus Canadian Dollar, Strike Rate 1.150%, Expires 07/18/07	3,822	4
U.S. Dollar versus Canadian Dollar, Strike Rate 1.150%, Expires 07/18/07	7,217	7

TOTAL CALL OPTIONS PURCHASED
(Cost $2,160,515)		29

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 101.1%
(Cost $517,044,077)		970,955,796

	NUMBER OF SHARES
AFFILIATED INVESTMENT — 1.2%
Short Term Investment — 1.2%
Institutional Money Market Trust, 5.37%(i)(j)
(Cost $11,760,800)	11,760,800	11,760,800

TOTAL INVESTMENTS IN SECURITIES — 102.3%
(Cost $528,804,877(a))		982,716,596
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (1.2)%		(11,760,800)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(10,412,701)

NET ASSETS — 100.0%		$960,543,095

(a)	Cost for federal income tax purposes is $528,804,917. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$486,919,011
Gross unrealized depreciation	(33,007,332)

$453,911,679

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held less than 0.2% of its net assets, with a current market value of $1,627,153, in securities restricted as to resale.
(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of June 30, 2007, the Portfolio held 2.9% of its net assets, with a current market value of $27,986,716 and an original cost of $24,765,455 in these securities.
(e)	Security is illiquid. As of June 30, 2007, the Portfolio held 1.4% of its net assets, with a current market value of $13,569,216 in these securities.
(f)	Total or partial security on loan.
(g)	As of June 30, 2007, the aggregate amount of shares called for by these warrants is 250,000. These warrants were exercisable as of December 18, 2003.
(h)	As of June 30, 2007, the aggregate amount of shares called for by these warrants is 147,124. These warrants were exercisable as of July 24, 2003.
(i)	Represents current yield as of June 30, 2007.
(j)	Security purchased with the cash proceeds from securities loaned.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 96.7%
Australia — 2.6%
Metal & Mining — 2.6%
BHP Billiton Ltd. - ADR	274,390	$16,394,803
Zinifex Ltd.	802,700	12,729,716

		29,124,519

Bermuda — 1.0%
Oil & Gas — 1.0%
Seadrill Ltd.	517,700	11,106,092

Brazil — 1.1%
Oil & Gas — 1.1%
Petroleo Brasileiro SA - ADR	105,400	12,781,858

Canada — 9.7%
Metal & Mining — 3.8%
Eldorado Gold Corp.	886,100	5,190,579
NovaGold Resources, Inc.	695,100	10,447,353
Teck Cominco Ltd.	633,860	26,895,538

		42,533,470

Oil & Gas — 5.9%
Canadian Natural Resources Ltd.	397,060	26,344,931
Compton Petroleum Corp.	757,980	7,528,213
Galleon Energy, Inc. - Class A	804,274	13,242,869
Heritage Oil Corp.	9,200	561,371
Husky Energy, Inc.	110,210	9,073,379
Nexen, Inc.	214	6,629
Pason Systems, Inc.	379,140	5,936,686
Real Resources, Inc.	265,154	2,299,951

		64,994,029

Total Canada		107,527,499

Denmark — 0.1%
Oil & Gas — 0.1%
A.P. Moller—Maersk A/S	54	649,509

France — 1.9%
Metal & Mining — 0.6%
Vallourec SA	19,400	6,202,683

Oil & Gas — 1.3%
Compagnie Gernerale de Geophysique (CGG Veritas ) - ADR	253,704	12,611,626
Total SA - ADR	21,360	1,729,733

		14,341,359

Total France		20,544,042

Luxembourg — 1.4%
Manufacturing — 0.7%
Tenaris SA - ADR	157,265	7,699,694

Oil & Gas — 0.7%
Acergy SA	336,840	7,583,179

Total Luxembourg		15,282,873

Marshall Islands — 0.7%
Railroad & Shipping — 0.7%
DryShips, Inc.	167,500	7,266,150

Netherlands — 2.8%
Oil & Gas — 2.8%
Core Laboratories NV	242,940	24,704,568
SBM Offshore NV	164,440	6,271,741

		30,976,309

Norway — 2.2%
Oil & Gas — 2.2%
Norsk Hydro ASA	499,500	19,158,512
Statoil ASA - ADR	181,580	5,630,796

		24,789,308

United Kingdom — 4.3%
Metal & Mining — 1.3%
Rio Tinto Plc - ADR	48,000	14,693,760

Oil & Gas — 3.0%
BG Group Plc - ADR	205,480	16,806,209
Cairn Energy Plc	441,899	15,575,914

		32,382,123

Total United Kingdom		47,075,883

United States — 68.9%
Energy & Utilities — 3.0%
Questar Corp.	623,720	32,963,602

Food & Agriculture — 1.9%
Potash Corp. of Saskatchewan, Inc.	266,400	20,771,208

Metal & Mining — 12.5%
Arch Coal, Inc.	382,200	13,300,560
Cameco Corp.	88,100	4,470,194
CONSOL Energy, Inc.	622,700	28,712,697
Goldcorp, Inc.	790,602	18,729,361
Massey Energy Co.	725,129	19,324,688
Peabody Energy Corp.	380,580	18,412,461
Silver Standard Resources, Inc.	784,090	26,949,173
Silver Wheaton Corp.	685,474	8,013,191

		137,912,325

Oil & Gas — 51.5%
Apache Corp.	181,500	14,808,585
Bill Barrett Corp.	208,100	7,664,323
Cameron International Corp.	126,100	9,012,367
Chesapeake Energy Corp.	404,030	13,979,438
Devon Energy Corp.	105,700	8,275,253
EnCana Corp.	189,000	11,614,050
ENSCO International, Inc.	355,778	21,706,016
EOG Resources, Inc.	336,170	24,560,580
FMC Technologies, Inc.	200,300	15,867,766
Forest Oil Corp.	197,700	8,354,802
GlobalSantaFe Corp.	281,590	20,344,878
Grant Prideco, Inc.	347,740	18,718,844
Hanover Compressor Co.	224,100	5,344,785
Helix Energy Solutions Group, Inc.	262,500	10,476,375
Helmerich & Payne, Inc.	605,300	21,439,726
Hercules Offshore, Inc.	162,400	5,258,512
Hess Corp.	360,640	21,263,335
Hugoton Royalty Trust	1	25
Marathon Oil Corp.	227,000	13,610,920
Nabors Industries Ltd.	327,900	10,945,302

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
National-Oilwell, Inc.		185,989	$19,387,493
Newfield Exploration Co.		327,900	14,935,845
Noble Corp.		165,400	16,129,808
Noble Energy, Inc.		351,710	21,943,187
Occidental Petroleum Corp.		308,350	17,847,298
Plains Exploration & Production Co.		215,900	10,322,179
Pride International, Inc.		205,200	7,686,792
Quicksilver Resources, Inc.		279,400	12,455,652
Range Resources Corp.		401,500	15,020,115
Schlumberger Ltd.		277,600	23,579,344
Smith International, Inc.		160,600	9,417,584
Southwestern Energy Co.		203,720	9,065,540
Suncor Energy, Inc.		197,030	17,716,938
TODCO		187,300	8,842,433
Transocean, Inc.		382,650	40,553,247
TXCO Resources, Inc.		273,600	2,812,608
Unit Corp.		65,600	4,126,896
Valero Energy Corp.		183,500	13,553,310
Weatherford International Ltd.		378,880	20,929,331
XTO Energy, Inc.		325,633	19,570,543

			569,142,025

Total United States			760,789,160

TOTAL COMMON STOCKS
(Cost $817,273,801)			1,067,913,202

	MATURITY	PAR/SHARES (000)
SHORT TERM INVESTMENTS — 3.9%
Federal Home Loan Bank, Discount Notes 4.80%(b)	07/02/07	$35,000	34,995,333
Galileo Money Market Fund, 5.04%(c)		9,036	9,036,392

TOTAL SHORT TERM INVESTMENTS
(Cost $44,031,725)			44,031,725

		NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.0%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/17/07		1,456	1
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/18/07		2,800	3
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/18/07		1,736	2
U.S. Dollar versus Canadian Dollar, Strike Rate 1.140%, Expires 07/18/07		934	1
U.S. Dollar versus Canadian Dollar, Strike Rate 1.150%, Expires 07/18/07		1,820	2
U.S. Dollar versus Canadian Dollar, Strike Rate 1.150%, Expires 07/18/07		2,800	3

TOTAL CALL OPTIONS PURCHASED
(Cost $869,953)			12

TOTAL INVESTMENTS IN SECURITIES — 100.6%
(Cost $862,175,479(a))			1,111,944,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(7,054,664)

NET ASSETS — 100.0%			$1,104,890,275

(a)	Cost for federal income tax purposes is $866,568,935. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$264,717,458
Gross unrealized depreciation	(19,341,454)

$245,376,004

(b)	The rate shown is the effective yield at the time of purchase.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HEALTH SCIENCES OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS — 88.0%
Computer Software & Services — 0.2%
Phase Forward, Inc.(b)		124,300	$2,091,969

Insurance — 2.3%
Aetna, Inc.		593,200	29,304,080

Manufacturing — 0.9%
Varian, Inc.(b)		219,900	12,057,117

Medical & Medical Services — 13.8%
Baxter International, Inc.		636,700	35,871,678
Biomet, Inc.		445,800	20,381,976
Covance, Inc.(b)		158,800	10,887,328
Integra LifeSciences Holdings Corp.(b)		505,600	24,986,752
Manor Care, Inc.		614,500	40,120,705
Millipore Corp.(b)		174,900	13,133,241
Pediatrix Medical Group, Inc.(b)		126,000	6,948,900
Seattle Genetics, Inc.(b)		118,500	1,162,485
Tongjitang Chinese Medicines Co. - ADR(b)		448,900	5,050,125
UnitedHealth Group, Inc.		310,600	15,884,084
Xoma Ltd.(b)		302,900	920,816

			175,348,090

Medical Instruments & Supplies — 28.2%
Alcon, Inc.		186,000	25,093,260
Becton, Dickinson & Co.		619,000	46,115,500
Charles River Laboratories International, Inc.(b)		344,400	17,777,928
The Cooper Cos., Inc.		85,200	4,542,864
Cyberonics, Inc.(b)		545,800	9,180,356
DENTSPLY International, Inc.		634,620	24,280,561
Edwards Lifesciences Corp.(b)		270,600	13,351,404
Halozyme Therapeutics, Inc.(b)		132,800	1,225,744
Johnson & Johnson		484,800	29,873,376
Kyphon, Inc.(b)		130,100	6,264,315
Medtronic, Inc.		747,600	38,770,536
MWI Veterinary Supply, Inc.(b)		111,800	4,459,702
NicOx SA		461,244	11,330,552
SenoRx, Inc.(b)		258,500	2,652,210
St. Jude Medical, Inc.(b)		146,100	6,061,689
Stryker Corp.		703,400	44,377,506
Thoratec Corp.(b)		644,300	11,848,677
Ventana Medical Systems, Inc.(b)		229,400	17,725,738
Waters Corp.(b)		98,067	5,821,257
Wright Medical Group, Inc.(b)		530,473	12,795,009
Zimmer Holdings, Inc.(b)		302,500	25,679,225

			359,227,409

Miscellaneous Services — 0.6%
Owens & Minor, Inc.		229,500	8,018,730

Pharmaceuticals — 41.1%
Abbott Laboratories		683,600	36,606,780
Alexion Pharmaceuticals, Inc.(b)		900,500	40,576,530
Applera Corp. - Celera Genomics Group(b)		593,100	7,354,440
ArQule, Inc.(b)		212,100	1,495,305
Biogen Idec, Inc.(b)		596,400	31,907,400
BioMarin Pharmaceutical, Inc.(b)		1,070,979	19,213,363
Cephalon, Inc.(b)		75,500	6,069,445
Elan Corp. Plc - ADR(b)		200,400	4,394,772
Genentech, Inc.(b)		236,800	17,916,288
Gilead Sciences, Inc.(b)		1,358,400	52,665,168
ImClone Systems, Inc.(b)		315,200	11,145,472
InterMune, Inc.(b)		601,381	15,599,823
Kosan Biosciences, Inc.(b)		820,787	4,284,508
Merck & Co., Inc.		1,333,300	66,398,340
Myriad Genetics, Inc.(b)		841,300	31,287,947
Novartis AG - ADR		164,500	9,223,515
Pfizer, Inc.		493,459	12,617,747
Poniard Pharmaceuticals, Inc.(b)		368,400	2,505,120
Pozen, Inc.(b)		76,200	1,376,934
Regeneron Pharmaceuticals, Inc.(b)		97,023	1,738,652
Roche Holding AG		341,900	60,850,643
Schering-Plough Corp.		1,316,600	40,077,304
United Therapeutics Corp.(b)		63,300	4,036,008
Wyeth		773,300	44,341,022

			523,682,526

Retail Merchandising — 0.9%
CVS Caremark Corp.		322,500	11,755,125

TOTAL COMMON STOCKS
(Cost $978,910,988)			1,121,485,046

	MATURITY	PAR/SHARES (000)
SHORT TERM INVESTMENTS — 11.6%
Federal Home Loan Bank, Discount Notes 4.80%(c)	07/02/07	$139,000	138,981,467
Galileo Money Market Fund, 5.04%(d)		9,883	9,882,631

TOTAL SHORT TERM INVESTMENTS
(Cost $148,864,098)			148,864,098

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 99.6%
(Cost $1,127,775,086(a))			1,270,349,144

		NUMBER OF CONTRACTS
CALL OPTION WRITTEN — 0.0%
Alexion Pharmaceuticals, Inc., Strike Price $50, Expires 08/18/07
(Premiums received $254,466)		(1,065)	(127,800)

PUT OPTION WRITTEN — 0.0%
ImClone Systems, Inc., Strike Price $40, Expires 07/21/07
(Premiums received $183,672)		(775)	(379,750)

TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN — 99.6%			1,269,841,594
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			4,977,215

NET ASSETS — 100.0%			$1,274,818,809

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(a)	Cost for federal income tax purposes is $1,129,549,156. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$150,813,998
Gross unrealized depreciation	(10,014,010)

$140,799,988

(b)	Non-income producing security.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

U.S. OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 95.2%
Aerospace — 3.2%
Alliant Techsystems, Inc.(b)	26,000	$2,577,900
Armor Holdings, Inc.(b)	15,700	1,363,859
Curtiss-Wright Corp.	79,500	3,705,495
Goodrich Corp.	75,400	4,490,824
Orbital Sciences Corp.(b)	141,100	2,964,511

		15,102,589

Banks — 3.9%
Associated Banc-Corp	48,600	1,589,220
City National Corp.	44,300	3,370,787
Fidelity National Information Services, Inc.	69,200	3,756,176
Northern Trust Corp.	67,600	4,342,624
Thomas Weisel Partners Group, Inc.(b)	100,700	1,676,655
Wilmington Trust Co.	38,100	1,581,531
Zions Bancorporation	25,500	1,961,205

		18,278,198

Beverages & Bottling — 0.7%
Molson Coors Brewing Co. - Class B	37,000	3,421,020

Broadcasting — 0.3%
Spanish Broadcasting Systems, Inc. - Class A(b)	308,700	1,327,410

Business Services — 3.6%
Corrections Corp. of America(b)	46,750	2,950,393
The Dun & Bradstreet Corp.	37,100	3,820,558
Fiserv, Inc.(b)	39,300	2,232,240
Fluor Corp.	31,000	3,452,470
FTI Consulting, Inc.(b)	75,800	2,882,674
Invesco Plc - ADR	70,900	1,832,765

		17,171,100

Chemicals — 3.6%
Albemarle Corp.	50,600	1,949,618
CF Industries Holdings, Inc.	39,300	2,353,677
Church & Dwight Co., Inc.	66,400	3,217,744
The Lubrizol Corp.	69,800	4,505,590
Nalco Holding Co.	85,700	2,352,465
Terra Industries, Inc.(b)	63,000	1,601,460
UAP Holding Corp.	36,500	1,100,110

		17,080,664

Computer Software & Services — 6.4%
3Com Corp.(b)	186,700	771,071
Ariba, Inc.(b)	294,400	2,917,504
Cadence Design Systems, Inc.(b)	97,500	2,141,100
Cogent Communications Group, Inc.(b)	79,700	2,380,639
comScore, Inc.(b)	8,100	187,515
DST Systems, Inc.(b)	53,800	4,261,498
Interwoven, Inc.(b)	190,100	2,669,004
Limelight Networks, Inc.(b)	28,200	557,796
Perficient, Inc.(b)	63,400	1,312,380
priceline.com, Inc.(b)	45,000	3,093,300
Seagate Technology, Inc.	69,300	1,508,661
Vasco Data Security International, Inc.(b)	97,700	2,223,652
VeriFone Holdings, Inc.(b)	76,500	2,696,625
VeriSign, Inc.(b)	119,100	3,779,043

		30,499,788

Construction — 2.3%
EMCOR Group, Inc.(b)	45,300	3,302,370
Jacobs Engineering Group, Inc.(b)	69,500	3,996,945
The Shaw Group, Inc.(b)	72,200	3,342,138

		10,641,453

Containers — 0.8%
Smurfit-Stone Container Corp.(b)	265,300	3,531,143

Credit Institutions — 0.3%
CSG Systems, Inc.(b)	55,800	1,479,258

Electronics — 0.7%
IntercontinentalExchange, Inc.(b)	23,500	3,474,475

Energy & Utilities — 5.1%
Airgas, Inc.	43,200	2,069,280
Edison International	57,100	3,204,452
MDU Resources Group, Inc.	80,600	2,260,024
Mirant Corp.(b)	80,300	3,424,795
Pepco Holdings, Inc.	96,100	2,710,020
PPL Corp.	46,900	2,194,451
Questar Corp.	59,000	3,118,150
TECO Energy, Inc.	128,600	2,209,348
UGI Corp.	110,700	3,019,896

		24,210,416

Entertainment & Leisure — 5.3%
Ameristar Casinos, Inc.	46,200	1,604,988
Gaylord Entertainment Co.(b)	43,800	2,349,432
Hilton Hotels Corp.	124,600	4,170,362
Morgans Hotel Group Co.(b)	152,800	3,725,264
Penn National Gaming, Inc.(b)	65,100	3,911,859
Vail Resorts, Inc.(b)	52,800	3,213,936
WMS Industries, Inc.(b)	121,200	3,497,832
Wyndham Worldwide Corp.(b)	73,800	2,675,988

		25,149,661

Finance — 2.7%
AllianceBernstein Holding LP	43,200	3,762,288
Ameriprise Financial, Inc.	72,900	4,634,253
First Cash Financial Services, Inc.(b)	73,800	1,729,872
Wright Express Corp.(b)	83,000	2,844,410

		12,970,823

Food & Agriculture — 3.1%
Corn Products International, Inc.	108,000	4,908,600
Flowers Foods, Inc.	89,000	2,969,040
The Mosaic Co.(b)	93,200	3,636,664
Tyson Foods, Inc. - Class A	127,004	2,926,172

		14,440,476

Insurance — 3.4%
Assurant, Inc.	55,800	3,287,736
AXIS Capital Holdings Ltd.	93,500	3,800,775
Reinsurance Group of America, Inc.	58,800	3,542,112
Security Capital Assurance Ltd.	82,500	2,546,775
UnumProvident Corp.	116,500	3,041,815

		16,219,213

Leasing — 0.4%
Williams Scotsman International, Inc.(b)	83,100	1,978,611

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Machinery & Heavy Equipment — 1.8%
AGCO Corp.(b)	74,200	$3,221,022
Dril-Quip, Inc.(b)	42,100	1,892,395
Joy Global, Inc.	58,300	3,400,639

		8,514,056

Manufacturing — 5.2%
FEI Co.(b)	65,600	2,129,376
Guess?, Inc.	66,100	3,175,444
Iconix Brand Group, Inc.(b)	116,700	2,593,074
Phillips-Van Heusen Corp.	39,900	2,416,743
Polo Ralph Lauren Corp.	31,100	3,051,221
Textron, Inc.	29,000	3,193,190
Varian, Inc.(b)	32,600	1,787,458
VF Corp.	36,400	3,333,512
Watson Wyatt Worldwide, Inc.	55,500	2,801,640

		24,481,658

Medical & Medical Services — 2.7%
Biomet, Inc.	57,100	2,610,612
Covance, Inc.(b)	33,300	2,283,048
The GEO Group, Inc.(b)	115,600	3,363,960
Integra LifeSciences Holdings Corp.(b)	48,700	2,406,754
Millipore Corp.(b)	27,900	2,095,011

		12,759,385

Medical Instruments & Supplies — 2.8%
Charles River Laboratories International, Inc.(b)	50,300	2,596,486
DENTSPLY International, Inc.	59,600	2,280,296
Kyphon, Inc.(b)	24,500	1,179,675
MWI Veterinary Supply, Inc.(b)	19,300	769,877
SenoRx, Inc.(b)	38,800	398,088
Thoratec Corp.(b)	111,500	2,050,485
Waters Corp.(b)	34,100	2,024,176
Wright Medical Group, Inc.(b)	80,000	1,929,600

		13,228,683

Metal & Mining — 3.1%
Allegheny Technologies, Inc.	24,700	2,590,536
Arch Coal, Inc.	72,000	2,505,600
CONSOL Energy, Inc.	97,800	4,509,558
Kinross Gold Corp.(b)	118,200	1,380,576
Schnitzer Steel Industries, Inc. - Class A	47,400	2,272,356
Yamana Gold, Inc.	144,100	1,602,392

		14,861,018

Miscellaneous Services — 0.4%
Owens & Minor, Inc.	53,100	1,855,314

Motor Vehicles — 1.0%
LKQ Corp.(b)	104,300	2,572,038
Rush Enterprises, Inc. - Class A(b)	98,400	2,137,248

		4,709,286

Oil & Gas — 8.1%
Cameron International Corp.(b)	45,200	3,230,444
Chesapeake Energy Corp.	94,900	3,283,540
Diamond Offshore Drilling, Inc.	34,500	3,503,820
ENSCO International, Inc.	51,700	3,154,217
Frontier Oil Corp.	87,100	3,812,367
Layne Christensen Co.(b)	75,900	3,108,105
Newfield Exploration Co.(b)	60,900	2,773,995
Noble Energy, Inc.	43,900	2,738,921
Petrohawk Energy Corp.(b)	212,500	3,370,250
Smith International, Inc.	60,700	3,559,448
Suburban Propane Partners LP	48,600	2,326,482
Willbros Group, Inc.(b)	115,300	3,422,104

		38,283,693

Personal Services — 0.8%
Life Time Fitness, Inc.(b)	69,800	3,715,454

Pharmaceuticals — 2.3%
Alexion Pharmaceuticals, Inc.(b)	30,500	1,374,330
BioMarin Pharmaceutical, Inc.(b)	105,400	1,890,876
Cephalon, Inc.(b)	14,000	1,125,460
ImClone Systems, Inc.(b)	58,500	2,068,560
Myriad Genetics, Inc.(b)	117,800	4,380,982

		10,840,208

Real Estate — 2.8%
CB Richard Ellis Group, Inc. - Class A (REIT)(b)	76,900	2,806,850
Douglas Emmett, Inc. (REIT)	103,500	2,560,590
Host Hotels & Resorts, Inc. (REIT)	99,700	2,305,064
Jones Lang LaSalle, Inc. (REIT)	26,700	3,030,450
The Macerich Co. (REIT)	29,600	2,439,632

		13,142,586

Restaurants — 0.3%
Ruth’s Chris Steak House, Inc.(b)	92,400	1,569,876

Retail Merchandising — 3.0%
Abercrombie & Fitch Co. - Class A	23,900	1,744,222
Asbury Automative Group, Inc.	79,900	1,993,505
Dollar Tree Stores, Inc.(b)	71,600	3,118,180
Ruddick Corp.	75,300	2,268,036
Saks, Inc.	129,400	2,762,690
SUPERVALU, Inc.	49,800	2,306,736

		14,193,369

Security Brokers & Dealers — 1.2%
E*TRADE Financial Corp.(b)	124,100	2,741,369
GFI Group, Inc.(b)	39,500	2,862,960

		5,604,329

Semiconductors & Related Devices — 4.7%
Avnet, Inc.(b)	76,300	3,024,532
Cavium Networks, Inc.(b)	25,200	570,024
Fairchild Semiconductor International, Inc.(b)	155,300	3,000,396
Hittite Microwave Corp.(b)	50,500	2,157,865
Integrated Device Technology, Inc.(b)	129,300	1,974,411
MEMC Electronic Materials, Inc.(b)	40,400	2,469,248
Microsemi Corp.(b)	111,500	2,670,425
NVIDIA Corp.(b)	91,400	3,775,734
Xilinx, Inc.	100,000	2,677,000

		22,319,635

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Soaps & Cosmetics — 0.7%
International Flavors & Fragrances, Inc.		63,100	$3,290,034

Telecommunications — 4.6%
American Tower Corp. - Class A(b)		51,200	2,150,400
Atheros Communications, Inc.(b)		108,600	3,349,224
Cincinnati Bell, Inc.(b)		463,900	2,681,342
Finisar Corp.(b)		353,200	1,335,096
Infinera Corp.(b)		38,400	956,928
Leap Wireless International, Inc.(b)		41,100	3,472,950
MetroPCS Communications, Inc.(b)		36,200	1,196,048
Orbcomm, Inc.(b)		109,700	1,800,177
SBA Communications Corp.(b)		142,200	4,776,498

			21,718,663

Tires & Rubber — 0.9%
The Goodyear Tire & Rubber Co.(b)		124,500	4,327,620

Tobacco — 0.7%
Carolina Group		44,100	3,407,607

Transportation — 1.1%
Quintana Maritime Ltd.		141,200	2,233,784
Trinity Industries, Inc.		65,000	2,830,100

			5,063,884

Waste Management — 1.2%
Allied Waste Industries, Inc.(b)		214,100	2,881,786
Republic Services, Inc.		91,100	2,791,304

			5,673,090

TOTAL COMMON STOCKS
(Cost $385,763,145)			450,535,746

	MATURITY	PAR/SHARES (000)
SHORT TERM INVESTMENTS — 5.7%
Federal National Mortgage Assoc., Discount Notes 4.95%(c)	07/02/07	$17,000	16,997,662
Galileo Money Market Fund, 5.04%(d)		9,591	9,590,569

TOTAL SHORT TERM INVESTMENTS
(Cost $26,588,231)			26,588,231

TOTAL INVESTMENTS IN SECURITIES — 100.9%
(Cost $412,351,376(a))			477,123,977
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%			(4,119,590)

NET ASSETS — 100.0%			$473,004,387

(a)	Cost for federal income tax purposes is $412,675,416. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$68,742,849
Gross unrealized depreciation	(4,294,288)

$64,448,561

(b)	Non-income producing security.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 96.0%
Australia — 0.8%
Entertainment & Leisure — 0.3%
Publishing & Broadcasting Ltd.	20,100	$333,091

Metal & Mining — 0.5%
Mincor Resources NL	109,700	435,073

Total Australia		768,164

Belgium — 1.5%
Banks — 0.7%
KBC Groep NV	5,000	673,842

Beverages & Bottling — 0.8%
Inbev NV	8,700	689,090

Total Belgium		1,362,932

Brazil — 2.4%
Banks — 0.9%
Unibanco SA - ADR	7,000	790,090

Energy & Utilities — 0.5%
Companhia Energetica de Minas Gerais- CEMIG - ADR	22,200	468,420

Telecommunications — 1.0%
GVT Holding SA(b)	27,100	470,632
Net Servicos de Comunicacao SA - ADR	29,400	485,982

		956,614

Total Brazil		2,215,124

Canada — 4.4%
Food & Agriculture — 0.9%
Potash Corp. of Saskatchewan, Inc.	10,500	820,878

Metal & Mining — 2.2%
Aur Resources, Inc.	12,800	380,906
Kinross Gold Corp.	36,400	423,371
Major Drilling Group International, Inc.(b)	19,600	822,455
Yamana Gold, Inc.	37,700	418,672

		2,045,404

Telecommunications — 1.3%
Rogers Communications, Inc.	13,500	575,611
Telus Corp.	11,000	658,503

		1,234,114

Total Canada		4,100,396

Chile — 0.2%
Banks — 0.2%
Banco Santander Chile SA - ADR	3,700	183,298

Finland — 0.6%
Manufacturing — 0.6%
Wartsila Oyj - Series B	7,900	519,494

France — 3.6%
Banks — 0.5%
BNP Paribas SA	3,780	449,002

Computer Software & Services — 0.4%
Cap Gemini SA	5,163	377,460

Electronics — 0.8%
Schneider Electric SA	5,500	770,595

Insurance — 0.5%
AXA	10,000	429,857

Machinery & Heavy Equipment — 0.9%
ALSTOM	5,000	833,764

Oil & Gas — 0.5%
Total SA	6,000	486,469

Total France		3,347,147

Germany — 4.8%
Air Transportation — 0.5%
Deutsche Lufthansa AG	17,000	476,924

Banks — 0.5%
Deutsche Bank AG	3,400	494,874

Construction — 0.5%
Bilfinger Berger AG	5,000	444,429

Electronics — 0.5%
RWE AG	4,100	437,588

Finance — 0.4%
Hypo Real Estate Holding AG	6,200	401,966

Manufacturing — 0.7%
Siemens AG	4,300	618,787

Oil & Gas — 0.5%
Linde AG	4,200	506,909

Semiconductors & Related Devices — 0.4%
Infineon Technologies AG - ADR(b)	23,800	393,414

Soaps & Cosmetics — 0.8%
Henkel KGaA	13,500	712,486

Total Germany		4,487,377

Hong Kong — 3.3%
Energy & Utilities — 0.8%
Beijing Datang Power Generation Co. Ltd. - Class H(b)	199,500	308,446
Guangdong Investment Ltd.	706,000	411,441

		719,887

Entertainment & Leisure — 0.7%
The Hongkong & Shanghai Hotels, Ltd.	364,500	644,280

Real Estate — 0.6%
Hang Lung Properties Ltd.	175,000	604,263

Retail Merchandising — 0.4%
Esprit Holdings Ltd.	28,900	367,188

Telecommunications — 0.8%
China Communications Services Corp. Ltd.(b)	2,100	1,551

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Hong Kong (Continued)
Telecommunications (Continued)
China Mobile Ltd.	67,500	$726,234

		727,785

Total Hong Kong		3,063,403

Indonesia — 0.4%
Banks — 0.4%
PT Bank Danamon	458,500	350,551

Italy — 1.7%
Banks — 1.5%
Credito Emiliano SpA	26,300	372,606
UniCredito Italiano SpA	116,900	1,044,105

		1,416,711

Insurance — 0.2%
Compagnia Assicuratrice Unipol SpA	57,100	205,528

Total Italy		1,622,239

Japan — 11.1%
Banks — 0.9%
The Sumitomo Industries Ltd.	94,000	895,305

Business Services — 0.9%
Sumitomo Corp.	46,000	838,651

Chemicals — 0.8%
Shin-Etsu Chemical Co. Ltd.	10,000	713,976

Computer Software & Services — 1.0%
Nintendo Co. Ltd.	2,500	912,109

Construction — 0.6%
Sekisui House Ltd.	45,000	599,829

Electronics — 1.2%
NGK Insulators Ltd.	31,000	761,331
Star Micronics Co. Ltd.	14,400	384,264

		1,145,595

Energy & Utilities — 1.1%
Air Water, Inc.	40,100	420,473
Kurita Water Industries Ltd.	18,800	590,246

		1,010,719

Finance — 0.8%
Nomura Holdings, Inc.	38,000	738,088

Insurance — 0.7%
Millea Holdings, Inc.	15,000	616,684

Machinery & Heavy Equipment — 0.9%
Sumitomo Heavy Industries Ltd.	76,000	859,209

Manufacturing — 0.8%
Daihatsu Motor Co. Ltd.	27,000	247,116
Tokai Rubber Industries Ltd.	30,100	503,398

		750,514

Metal & Mining — 0.8%
Sumitomo Metal Mining Co. Ltd.	35,000	758,755

Real Estate — 0.6%
Mitsubishi Estate Co. Ltd.	10,000	271,306
Sumitomo Realty & Development Co. Ltd.	8,000	260,532

		531,838

Total Japan		10,371,272

Malaysia — 1.1%
Banks — 0.4%
Bumiputra-Commerce Holdings Berhad	129,200	437,788

Telecommunications — 0.7%
Telekom Malaysia Berhad	210,000	627,421

Total Malaysia		1,065,209

Netherlands — 2.6%
Beverages & Bottling — 0.8%
Heineken Holding NV	13,800	713,563

Food & Agriculture — 0.5%
Unilever NV	16,700	518,265

Oil & Gas — 0.7%
SBM Offshore NV	17,200	656,008

Personal Services — 0.6%
USG People NV	11,800	553,649

Total Netherlands		2,441,485

Russia — 0.9%
Banks — 0.9%
VTB Bank(b)	80,000	864,000

Singapore — 1.5%
Banks — 0.6%
United Overseas Bank Ltd.	41,000	589,397

Real Estate — 0.3%
Suntec Real Estate Investment Trust (REIT)	248,200	315,164

Semiconductors & Related Devices — 0.6%
United Test & Assembly Center Ltd.(b)	676,800	513,422

Total Singapore		1,417,983

South Korea — 1.8%
Electronics — 0.3%
Samsung Electronics Co. Ltd.	600	366,812

Finance — 1.1%
Samsung Securities Co. Ltd.	6,300	505,673
Shinhan Financial Group Co. Ltd.	7,900	480,853

		986,526

Security Brokers & Dealers — 0.4%
Korea Investment Holdings Co. Ltd.	5,500	375,443

Total South Korea		1,728,781

Spain — 0.5%
Oil & Gas — 0.5%
Repsol YPF SA	12,400	490,898

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Sweden — 1.7%
Banks — 0.6%
Nordea Bank AB	35,700	$557,594

Machinery & Heavy Equipment — 0.5%
Atlas Copco AB - A Shares	27,600	459,713

Paper & Forest Products — 0.6%
Svenska Cellulosa AB - B Shares	34,800	581,959

Total Sweden		1,599,266

Switzerland — 3.1%
Chemicals — 0.5%
Syngenta AG	2,500	487,377

Food & Agriculture — 0.7%
Nestle SA	1,600	607,957

Insurance — 0.2%
Helvetia Holding AG	600	229,559

Pharmaceuticals — 1.2%
Roche Holding AG	3,700	655,590
Roche Holding AG - ADR	4,900	434,588

		1,090,178

Retail Merchandising — 0.5%
Compagnie Financiere Richemont AG	7,700	460,239

Total Switzerland		2,875,310

Taiwan — 0.8%
Chemicals — 0.8%
Taiwan Fertilizer Co. Ltd.	334,500	702,161

United Kingdom — 3.5%
Aerospace — 0.5%
BAE Systems Plc	53,500	431,718

Beverages & Bottling — 0.5%
Diageo Plc	21,900	455,190

Computer Software & Services — 0.4%
Autonomy Corp. Plc	25,000	358,603

Energy & Utilities — 0.8%
International Power Plc	82,700	710,863

Finance — 0.3%
ICAP Plc	32,600	321,307

Machinery & Heavy Equipment — 0.6%
The Weir Group Plc	42,100	616,557

Telecommunications — 0.0%
Blinkx Plc(b)	25,000	21,838

Transportation — 0.4%
Arriva Plc	28,500	391,416

Total United Kingdom		3,307,492

United States — 43.7%
Aerospace — 1.4%
The Boeing Co.	8,200	788,512
Goodrich Corp.	9,000	536,040

		1,324,552

Beverages & Bottling — 1.6%
Molson Coors Brewing Co. - Class B	7,300	674,958
PepsiCo, Inc.	12,500	810,625

		1,485,583

Broadcasting — 0.7%
Liberty Global, Inc.(b)	15,200	623,808

Chemicals — 2.0%
Agrium, Inc.	5,100	223,125
CF Industries Holdings, Inc.	5,600	335,384
The Lubrizol Corp.	11,800	761,690
Terra Industries, Inc.(b)	12,600	320,292
UAP Holding Corp.	7,400	223,036

		1,863,527

Computer & Office Equipment — 1.6%
Apple Computer, Inc.(b)	5,300	646,812
Cisco Systems, Inc.(b)	14,200	395,470
International Business Machines Corp.	4,000	421,000

		1,463,282

Computer Software & Services — 1.6%
Autodesk, Inc.(b)	8,100	381,348
comScore, Inc.(b)	100	2,315
DST Systems, Inc.(b)	5,100	403,971
Microsoft Corp.	11,300	333,011
VeriFone Holdings, Inc.(b)	11,900	419,475

		1,540,120

Containers — 0.5%
Smurfit-Stone Container Corp.(b)	35,700	475,167

Electronics — 0.5%
Intel Corp.	19,000	451,440

Energy & Utilities — 1.9%
FPL Group, Inc.	6,100	346,114
Pepco Holdings, Inc.	18,700	527,340
PPL Corp.	10,000	467,900
Public Service Enterprise Group, Inc.	5,000	438,900

		1,780,254

Entertainment & Leisure — 1.1%
Morgans Hotel Group Co.(b)	24,300	592,434
WMS Industries, Inc.(b)	15,000	432,900

		1,025,334

Finance — 1.1%
AllianceBernstein Holding LP	5,600	487,704
State Street Corp.	8,400	574,560

		1,062,264

Food & Agriculture — 1.8%
Corn Products International, Inc.	9,900	449,955
General Mills, Inc.	8,400	490,728
Kellogg Co.	13,800	714,702

		1,655,385

Insurance — 3.2%
AON Corp.	11,000	468,710
Hartford Financial Services Group	7,000	689,570
Prudential Financial, Inc.	2,500	243,075

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Insurance (Continued)
Reinsurance Group of America, Inc.	11,800	$710,832
SAFECO Corp.	5,600	348,656
Security Capital Assurance Ltd.	16,200	500,094

		2,960,937

Machinery & Heavy Equipment — 1.4%
AGCO Corp.(b)	21,000	911,610
Dril-Quip, Inc.(b)	8,500	382,075

		1,293,685

Manufacturing — 1.9%
Corning, Inc.(b)	16,600	424,130
NIKE, Inc.	12,800	746,112
Textron, Inc.	6,000	660,660

		1,830,902

Medical & Medical Services — 0.9%
Biomet, Inc.	6,400	292,608
The GEO Group, Inc.(b)	20,000	582,000

		874,608

Medical Instruments & Supplies — 2.7%
Alcon, Inc.	2,800	377,748
Becton, Dickinson & Co.	6,200	461,900
Johnson & Johnson	5,500	338,910
Stryker Corp.	6,000	378,540
Waters Corp.(b)	9,900	587,664
Zimmer Holdings, Inc.(b)	4,300	365,027

		2,509,789

Metal & Mining — 1.5%
Allegheny Technologies, Inc.	4,700	492,936
Arch Coal, Inc.	14,200	494,160
Schnitzer Steel Industries, Inc. - Class A	9,300	445,842

		1,432,938

Oil & Gas — 7.9%
Cameron International Corp.(b)	10,000	714,700
Chevron Corp.	15,000	1,263,600
ConocoPhillips	12,100	949,850
Diamond Offshore Drilling, Inc.	8,700	883,572
Frontier Oil Corp.	14,300	625,911
Occidental Petroleum Corp.	9,000	520,920
Petrohawk Energy Corp.(b)	33,400	529,724
Transocean, Inc.(b)	11,000	1,165,780
XTO Energy, Inc.	12,800	769,280

		7,423,337

Pharmaceuticals — 1.4%
Abbott Laboratories	6,500	348,075
Merck & Co., Inc.	19,600	976,080

		1,324,155

Real Estate — 0.4%
Host Hotels & Resorts, Inc. (REIT)	16,300	376,856

Restaurants — 0.6%
Yum! Brands, Inc.	18,600	608,592

Retail Merchandising — 1.2%
CVS Caremark Corp.	17,400	634,230
SUPERVALU, Inc.	9,900	458,568

		1,092,798

Semiconductors & Related Devices — 1.0%
Broadcom Corp. - Class A(b)	15,000	438,750
Texas Instruments, Inc.	12,800	481,664

		920,414

Soaps & Cosmetics — 1.3%
Colgate-Palmolive Co.	9,000	583,650
The Procter & Gamble Co.	9,700	593,543

		1,177,193

Telecommunications — 0.5%
Qwest Communications International, Inc.(b)	45,200	438,440

Tires & Rubber — 0.7%
The Goodyear Tire & Rubber Co.(b)	19,700	684,772

Tobacco — 0.4%
Altria Group, Inc.	5,700	399,798

Transportation — 0.9%
Quintana Maritime Ltd.	28,000	442,960
Trinity Industries, Inc.	8,400	365,736

		808,696

Total United States		40,908,626

TOTAL COMMON STOCKS
(Cost $78,337,537)		89,792,608

PREFERRED STOCK — 0.4%
Italy — 0.4%
Insurance — 0.4%
Compagnia Assicuratrice Unipol SpA
(Cost $424,692)	113,000	387,263

SHORT TERM INVESTMENT — 3.3%
Galileo Money Market Fund, 5.04%(c)
(Cost $3,060,518)	3,060,518	3,060,518

TOTAL INVESTMENTS IN SECURITIES — 99.7%
(Cost $81,822,747(a))		93,240,389
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		323,601

NET ASSETS — 100.0%		$93,563,990

(a)	Cost for federal income tax purposes is $81,944,470. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$12,226,724
Gross unrealized depreciation	(930,805)

$11,295,919

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 95.8%
Australia — 2.3%
Computer Software & Services — 0.4%
Computershare Ltd.	710,800	$6,782,272

Construction — 0.9%
Boart Longyear Group(b)	6,965,500	13,168,964

Metal & Mining — 1.0%
Lihir Gold Ltd.	2,705,700	6,944,163
Zinifex Ltd.	465,400	7,380,603

		14,324,766

Total Australia		34,276,002

Belgium — 0.9%
Metal & Mining — 0.9%
Umicore	59,616	12,925,992

Brazil — 2.8%
Banks — 1.0%
Unibanco SA - ADR	135,900	15,339,033

Energy & Utilities — 0.6%
Companhia Energetica de Minas Gerais - CEMIG - ADR	421,200	8,887,320

Telecommunications — 1.2%
GVT Holding SA(b)	506,000	8,787,455
Net Servicos de Comunicacao SA - ADR	579,500	9,579,135

		18,366,590

Total Brazil		42,592,943

Canada — 4.9%
Energy & Utilities — 0.8%
TransAlta Corp.	461,000	11,498,493

Metal & Mining — 4.1%
Aur Resources, Inc.	260,200	7,743,103
HudBay Minerals, Inc.(b)	523,400	10,937,230
Inmet Mining Corp.	127,400	9,854,738
Kinross Gold Corp.	988,500	11,497,315
Uranium One, Inc.(b)	612,500	7,785,262
Yamana Gold, Inc.	1,257,700	13,967,229

		61,784,877

Total Canada		73,283,370

Chile — 0.3%
Banks — 0.3%
Banco Santander Chile SA - ADR	75,200	3,725,408

Denmark — 0.7%
Aerospace — 0.7%
MTU Aero Engines Holding AG	154,100	10,028,051

Finland — 1.6%
Banks — 0.4%
OKO Bank Plc - Series A	296,200	5,488,485

Machinery & Heavy Equipment — 0.6%
Metso Oyj	162,300	9,551,632

Manufacturing — 0.6%
Wartsila Oyj - Series B	146,300	9,620,493

Total Finland		24,660,610

France — 3.3%
Computer & Office Equipment — 0.8%
Neopost SA	77,600	11,354,372

Entertainment & Leisure — 0.6%
Accor SA	103,100	9,114,120

Food & Agriculture — 0.4%
Casino Guichard-Perrachon SA	54,600	5,520,941

Manufacturing — 0.8%
Compagnie Generale des Etablissements Michelin - Class B	90,900	12,702,739

Medical Instruments & Supplies — 0.1%
NicOx SA	56,055	1,363,874

Real Estate — 0.6%
Nexity Initiale, SAS	112,900	9,414,631

Total France		49,470,677

Germany — 7.3%
Air Transportation — 0.5%
Deutsche Lufthansa AG	283,700	7,959,015

Chemicals — 1.0%
Lanxess AG	99,600	5,568,453
Wacker Chemie AG	43,100	10,151,092

		15,719,545

Computer Software & Services — 0.9%
United Internet AG	607,200	12,670,577

Construction — 1.1%
Bilfinger Berger AG	193,200	17,172,721

Durable Goods — 0.6%
Gerry Weber International AG	289,200	8,760,525

Insurance — 0.9%
Hannover Rueckversicherung AG	262,500	12,728,644

Manufacturing — 0.6%
K+S AG	58,600	9,018,784

Miscellaneous Services — 1.1%
GEA Group AG	467,900	16,299,746

Real Estate — 0.6%
IVG Immobilien AG	245,900	9,584,076

Total Germany		109,913,633

Greece — 0.4%
Banks — 0.4%
Piraeus Bank SA	152,500	5,557,177

Hong Kong — 5.2%
Air Transportation — 0.6%
China Southern Airlines Co. Ltd. - Class H(b)	12,701,800	8,715,837

Chemicals — 0.6%
Huabao International Holdings Ltd.	9,962,800	9,620,032

Energy & Utilities — 0.9%
Beijing Datang Power Generation Co. Ltd. - Class H(b)	3,425,200	5,295,682

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Hong Kong (Continued)
Energy & Utilities (Continued)
Huadian Power International Corp. Ltd.	8,345,595	$4,326,863
Huaneng Power International, Inc.	3,374,000	3,900,334

		13,522,879

Entertainment & Leisure — 0.3%
The Hongkong & Shanghai Hotels, Ltd.	3,000,000	5,302,719

Finance — 0.2%
Rexcapital Financial Holdings Ltd.(b)	23,586,700	2,563,204

Food & Agriculture — 0.6%
Chaoda Modern Agriculture (Holdings) Ltd.	2,729,600	2,109,639
Fu Ji Food & Catering Services	2,073,500	7,138,639

		9,248,278

Metal & Mining — 0.4%
Yanzhou Coal Mining Co. Ltd.	4,051,400	6,168,066

Real Estate — 1.6%
New World Development Co. Ltd.	2,670,500	6,683,122
Shun Tak Holdings Ltd.	4,676,100	6,882,169
Wheelock & Co. Ltd.	3,804,300	9,817,255

		23,382,546

Retail Merchandising — 0.0%
New World Department Store China Ltd.(b)	14,673	10,884

Total Hong Kong		78,534,445

India — 1.5%
Beverages & Bottling — 0.6%
United Spirits Ltd.	299,200	9,512,028

Telecommunications — 0.9%
Bharti Tele-Ventures Ltd.	617,757	12,697,640

Total India		22,209,668

Indonesia — 0.7%
Metal & Mining — 0.7%
PT Bumi Resources Tbk	39,065,700	9,833,164

Ireland — 0.3%
Manufacturing — 0.3%
Smurfit Kappa Group Plc(b)	151,700	3,817,087

Italy — 1.9%
Banks — 0.2%
Unione di Banche Italiane Scpa	115,400	2,933,202

Construction — 1.1%
Astaldi SpA	603,800	5,391,578
Buzzi Unicem SpA	309,700	10,663,705

		16,055,283

Energy & Utilities — 0.6%
AEM SpA	2,674,700	9,817,190

Total Italy		28,805,675

Japan — 22.2%
Banks — 1.6%
Bank of Kyoto Ltd.	770,800	9,233,559
The Chiba Bank Ltd.	999,800	8,862,095
The Iyo Bank Ltd.	677,600	6,448,448

		24,544,102

Business Services — 0.3%
MISUMI Group, Inc.	287,200	4,865,520

Chemicals — 1.1%
Tokai Carbon Co. Ltd.	982,400	9,191,617
Tosoh Corp.	1,248,400	6,924,675

		16,116,292

Computer & Office Equipment — 0.4%
Brother Industries Ltd.	419,800	6,164,545

Construction — 2.1%
Daito Trust Construction Co. Ltd.	109,000	5,190,317
Haseko Corp.(b)	2,067,300	6,113,409
Matsushita Electric Works Ltd.	729,800	9,330,964
Mitsui Home Co. Ltd.	548,000	3,352,138
Tadano Ltd.	480,100	7,154,691

		31,141,519

Durable Goods — 0.7%
ASICS Corp.	887,000	10,959,500

Electronics — 0.9%
Star Micronics Co. Ltd.	494,500	13,195,733

Energy & Utilities — 1.7%
Air Water, Inc.	742,300	7,783,474
Kurita Water Industries Ltd.	540,800	16,978,997

		24,762,471

Finance — 1.0%
Mizuho Investors Securities Co. Ltd.	2,100,200	4,531,958
SBI Holdings, Inc.	15,400	4,885,289
Shinko Securities Co. Ltd.	1,157,400	5,977,278

		15,394,525

Insurance — 0.5%
Aioi Insurance Co. Ltd.	1,123,100	7,305,955

Leasing — 0.4%
Diamond Lease Co. Ltd.	130,000	5,839,197

Machinery & Heavy Equipment — 2.6%
Aichi Corp.	751,100	10,265,531
Hitachi Construction Machinery Co. Ltd.	213,700	7,425,207
Miura Co. Ltd.	325,800	10,041,958
Nabtesco Corp.	799,000	11,637,424

		39,370,120

Manufacturing — 1.2%
Daihatsu Motor Co. Ltd.	506,700	4,637,535
Taiyo Nippon Sanso Corp.	947,600	7,326,930
Uni-Charm Corp.	120,000	6,803,218

		18,767,683

Medical Instruments & Supplies — 0.4%
Nihon Kohden Corp.	361,200	6,699,839

Metal & Mining — 1.5%
Maruichi Steel Tube Ltd.	276,200	8,623,132

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Metal & Mining (Continued)
Yamato Kogyo Co. Ltd.	356,100	$14,111,101

		22,734,233

Motor Vehicles — 1.6%
Futaba Industrial Co. Ltd.	309,000	7,470,074
Isuzu Motors Ltd.	1,439,400	7,781,738
Yamaha Motor Co. Ltd.	323,500	9,386,423

		24,638,235

Real Estate — 1.4%
Goldcrest Co. Ltd.	83,061	4,254,025
Japan General Estate Co. Ltd.	276,800	6,110,844
Joint Corp.	354,200	11,119,020

		21,483,889

Retail Merchandising — 1.2%
Point, Inc.	102,800	6,101,524
Shimachu Co. Ltd.	205,100	5,514,927
Tsuruha Holdings, Inc.	159,400	6,082,389

		17,698,840

Tires & Rubber — 1.1%
Sumitomo Rubber Industries Ltd.	641,200	7,652,975
Yokohama Rubber Co. Ltd.	1,080,000	8,128,557

		15,781,532

Transportation — 0.5%
Kintetsu World Express, Inc.	205,400	6,974,047

Total Japan		334,437,777

Luxembourg — 0.4%
Telecommunications — 0.4%
Millicom International Cellular SA(b)	64,100	5,874,124

Malaysia — 2.5%
Banks — 0.6%
Bumiputra-Commerce Holdings Berhad	2,518,200	8,532,795

Entertainment & Leisure — 1.4%
Genting Berhad	4,488,500	10,740,905
Tanjong Plc	1,787,800	10,000,380

		20,741,285

Food & Agriculture — 0.5%
IOI Corp. Berhad	5,287,000	7,979,131

Total Malaysia		37,253,211

Morocco — 1.6%
Construction — 0.7%
IJM Corp. Berhad	4,232,300	10,240,795

Food & Agriculture — 0.9%
Kuala Lumpur Kepong Berhad	3,499,050	13,086,491

Total Morocco		23,327,286

Netherlands — 2.8%
Construction — 0.5%
Koninklijke Boskalis Westminster NV	207,000	8,216,814

Food & Agriculture — 0.7%
Nutreco Holding NV	135,500	9,877,560

Oil & Gas — 0.9%
SBM Offshore NV	350,800	13,379,510

Personal Services — 0.7%
USG People NV	238,800	11,204,367

Total Netherlands		42,678,251

Norway — 4.1%
Banks — 0.3%
Sparebanken Nord-Norge	85,520	2,031,164
Sparebanken Rogaland	72,600	2,017,770

		4,048,934

Chemicals — 0.4%
Yara International ASA	220,300	6,605,927

Food & Agriculture — 1.2%
Orkla ASA	1,007,500	18,996,297

Oil & Gas — 2.2%
Fred Olsen Energy ASA	255,700	13,277,896
Petroleum Geo-Services	333,200	8,320,182
Prosafe ASA	686,500	10,977,089

		32,575,167

Total Norway		62,226,325

Philippines — 0.4%
Telecommunications — 0.4%
Philippine Long Distance Telephone Co. - ADR	109,800	6,280,560

Poland — 0.2%
Telecommunications — 0.2%
Multimedia Polska SA(b)	752,600	3,165,956

Singapore — 1.8%
Real Estate — 1.4%
CapitaCommercial Trust Management Ltd.	4,305,300	8,244,435
CapitaLand Ltd.	2,393,000	12,678,288

		20,922,723

Retail Merchandising — 0.4%
Hongguo International Holdings Ltd.	7,903,357	6,728,792

Total Singapore		27,651,515

South Africa — 0.6%
Retail Merchandising — 0.6%
Foschini Ltd.	420,000	3,602,411
Truworths International Ltd.	950,000	4,887,255

		8,489,666

South Korea — 3.6%
Computer Software & Services — 0.5%
NHN Corp.(b)	37,700	6,862,296

Construction — 1.5%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	205,100	11,595,859

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
South Korea (Continued)
Construction (Continued)
Hanjin Heavy Industries Co. Ltd.	158,500	$11,239,205

		22,835,064

Finance — 0.7%
Daewoo Securities Co. Ltd.	334,200	10,278,775

Security Brokers & Dealers — 0.9%
Korea Investment Holdings Co. Ltd.	208,700	14,246,372

Total South Korea		54,222,507

Sweden — 2.5%
Construction — 0.5%
Skanska AB	398,200	8,526,882

Entertainment & Leisure — 0.4%
Rezidor Hotel Group AB	636,600	5,542,789

Manufacturing — 0.7%
SSAB Svenskt Stal AB	264,420	10,805,457

Oil & Gas — 0.4%
PA Resources AB	586,900	5,969,907

Soaps & Cosmetics — 0.5%
Oriflame Cosmetics SA	154,954	7,273,977

Total Sweden		38,119,012

Switzerland — 1.9%
Food & Agriculture — 0.5%
Barry Callebaut AG	9,325	7,058,868

Insurance — 0.5%
Swiss Life Holding	27,900	7,355,772

Manufacturing — 0.4%
Georg Fischer AG	8,600	6,490,143

Oil & Gas — 0.5%
Petroplus Holdings AG(b)	69,500	7,103,327

Total Switzerland		28,008,110

Taiwan — 2.3%
Chemicals — 1.0%
Taiwan Fertilizer Co. Ltd.	7,453,300	15,645,495

Computer Software & Services — 0.5%
MediaTek, Inc.	501,000	7,794,822

Electronics — 0.5%
Synnex Technology International Corp.	5,002,000	7,540,725

Semiconductors & Related Devices — 0.3%
Vanguard International Semiconductor Corp.(b)	4,132,000	4,129,383

Total Taiwan		35,110,425

Thailand — 1.0%
Banks — 0.6%
Siam Commercial Bank Public Co. Ltd.	4,680,100	9,895,649

Metal & Mining — 0.4%
Banpu Public Co. Ltd.	752,400	5,839,297

Total Thailand		15,734,946

United Kingdom — 13.4%
Aerospace — 0.6%
Cobham Plc	2,137,800	8,696,676

Beverages & Bottling — 0.2%
Marston’s Plc	466,500	3,699,234

Business Services — 3.2%
Aegis Group Plc	4,305,900	11,801,002
Carter & Carter Group Plc	102,694	987,408
Informa Plc	602,800	6,717,305
Intertek Group Plc	503,400	9,879,160
Rightmove Plc	866,200	10,861,530
Whitbread Plc	217,229	7,682,637

		47,929,042

Energy & Utilities — 0.8%
International Power Plc	1,384,100	11,897,294

Entertainment & Leisure — 1.1%
IG Group Holdings Plc	1,534,800	9,061,097
InterContinental Hotels Group Plc	297,804	7,397,680

		16,458,777

Finance — 0.3%
ICAP Plc	476,600	4,697,386

Food & Agriculture — 1.5%
Dairy Crest Group Plc	559,300	7,609,442
Premier Foods Plc	1,419,900	8,211,441
Tate & Lyle Plc	593,800	6,738,603

		22,559,486

Insurance — 0.5%
Hiscox Ltd.	1,205,900	6,884,494

Machinery & Heavy Equipment — 0.8%
The Weir Group Plc	811,900	11,890,317

Manufacturing — 1.8%
Burberry Group Plc	476,400	6,525,628
Charter Plc	596,900	13,171,260
IMI Plc	683,700	8,098,231

		27,795,119

Measuring & Controlling Devices — 0.5%
Rotork Plc	447,912	8,183,228

Publishing & Printing — 1.1%
De La Rue Plc	499,000	7,762,902
United Business Media Plc	517,200	8,181,404

		15,944,306

Transportation — 1.0%
Arriva Plc	695,800	9,556,048
National Express Group Plc	266,700	5,677,406

		15,233,454

Total United Kingdom		201,868,813

United States — 0.4%
Telecommunications — 0.4%
Virgin Media, Inc.	236,800	5,770,816

TOTAL COMMON STOCKS
(Cost $1,053,175,753)		1,439,853,202

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR/SHARES (000)	VALUE
SHORT TERM INVESTMENTS — 1.0%
Federal Home Loan Bank, Discount Notes 4.80%(c)	07/02/07	$6,000	$5,999,200
Galileo Money Market Fund, 5.04%(d)		8,680	8,679,785

TOTAL SHORT TERM INVESTMENTS
(Cost $14,678,985)			14,678,985

TOTAL INVESTMENTS IN SECURITIES — 96.8%
(Cost $1,067,854,738(a))			1,454,532,187
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%			48,576,198

NET ASSETS — 100.0%			$1,503,108,385

(a)	Cost for federal income tax purposes is $1,073,212,327. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$400,097,363
Gross unrealized depreciation	(18,777,503)

$381,319,860

(b)	Non-income producing security.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 68.3%
Australia — 0.7%
Computer Software & Services — 0.0%
Computershare Ltd.	20,100	$191,789

Construction — 0.1%
Boart Longyear Group(b)	194,900	368,478

Insurance — 0.1%
Insurance Australia Group Ltd.	172,538	832,246

Manufacturing — 0.2%
United Group Ltd.	128,000	1,803,854

Metal & Mining — 0.1%
Lihir Gold Ltd.	77,400	198,646
Zinifex Ltd.	11,000	174,445

		373,091

Retail Merchandising — 0.2%
Woolworths Ltd.	83,626	1,911,098

Total Australia		5,480,556

Belgium — 0.3%
Beverages & Bottling — 0.3%
Inbev NV	28,682	2,271,778

Metal & Mining — 0.0%
Umicore	1,600	346,913

Total Belgium		2,618,691

Brazil — 0.2%
Banks — 0.1%
Unibanco SA - ADR	3,800	428,906

Energy & Utilities — 0.0%
Companhia Energetica de Minas Gerais - CEMIG - ADR	11,700	246,870

Telecommunications — 0.1%
GVT Holding SA(b)	14,100	244,868
Net Servicos de Comunicacao SA - ADR	16,200	267,786

		512,654

Total Brazil		1,188,430

Canada — 1.6%
Energy & Utilities — 0.1%
TransAlta Corp.	12,800	321,427

Metal & Mining — 0.6%
Agnico-Eagle Mines Ltd.	30,344	1,102,952
Alexco Resource Corp.(b)	6,756	33,550
Aur Resources, Inc.	6,100	181,525
Aurora Energy Resources, Inc.(b)	5,300	84,133
Energy Metals Corp.(b)	9,800	143,516
European Goldfields Ltd.(b)	12,100	64,064
Fording Canadian Coal Trust	7	230
Frontier Pacific Mining Corp.(b)	79,200	60,223
Gateway Gold Corp.(b)	100,000	62,896
Gold Reserve, Inc.(b)	26,280	146,642
HudBay Minerals, Inc.(b)	14,500	302,999
Inmet Mining Corp.	3,000	232,058
International Uranium Corp.(b)	4,700	56,254
Kinross Gold Corp.	27,600	321,018
Minefinders Corp. Ltd.(b)	40,000	459,600
NovaGold Resources, Inc.(b)	16,792	252,384
Southwestern Resources Corp.(b)	47,300	249,099
Stratagold Corp.(b)	218,500	125,121
Sunridge Gold Corp.(b)	130,457	247,382
Triex Minerals Corp.(b)	3,300	11,927
Triex Minerals Corp. (acquired 12/19/05, cost $14,206)(b)(c)(d)(e)	6,600	23,854
Uranium One, Inc.(b)	17,100	217,833
West Timmins Mining, Inc.(b)	31,077	23,339
Yamana Gold, Inc.	36,700	407,567

		4,810,166

Motor Vehicles — 0.0%
Westport Innovations, Inc.(b)(e)	70,500	199,868

Oil & Gas — 0.7%
Accrete Energy, Inc.(b)	4,960	24,026
Alberta Clipper Energy, Inc.(b)	5,026	14,721
Birchcliff Energy Ltd.(b)	17,100	73,039
Canadian Superior Energy, Inc.(b)	22,000	72,600
Canext Energy Ltd.(b)	4,021	3,133
Cinch Energy Corp.(b)	40,320	45,799
Compton Petroleum Corp.(b)	68,499	680,328
Cork Exploration, Inc.(b)	5,600	9,252
Crew Energy, Inc.(b)	9,400	91,066
Daylight Resources Trust	13,411	129,043
Delphi Energy Corp.(b)	24,700	42,432
Ember Resources, Inc.(b)	12,136	28,027
Endev Energy, Inc.(b)	231,700	226,208
Fairborne Energy Trust	1,482	11,561
First Calgary Petroleums Ltd.(b)	14,554	71,045
Galleon Energy, Inc. - Class A(b)	28,617	471,197
Gastar Exploration Ltd.(b)	15,900	33,072
Heritage Oil Corp.(b)	200	12,204
Highpine Oil & Gas Ltd.(b)	8,193	109,599
HSE Integrated Ltd.(b)	561	911
Innova Exploration Ltd.(b)	1,660	9,490
Innova Exploration Ltd. (acquired 10/25/05, cost $22,297)(b)(d)	3,200	18,294
Iteration Energy Ltd.(b)	4,021	21,252
Leader Energy Services Ltd.(b)	15,957	11,235
Midnight Oil Exploration Ltd.(b)	81,200	131,109
Niko Resources Ltd. (acquired 06/20/03 through 11/10/03, cost $40,606)(b)(d)	2,000	182,117
Oilexco, Inc.(b)	24,225	293,816
Open Range Energy Corp.(b)	1,976	6,213
Pacific Rodera Energy, Inc.(b)	37,300	19,258
Pengrowth Energy Trust	1,505	28,642

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
Petro Andina Resources, Inc.(b)(c)	800	$8,524
Petrolifera Petroleum Ltd.(b)	6,550	104,775
ProspEx Resources Ltd.(b)	43,140	180,214
Real Resources, Inc.(b)	14,385	124,776
Suncor Energy, Inc.	23,163	2,086,573
Tag Oil Ltd. (acquired 09/13/05, cost $4,409)(b)(d)	4,000	901
Technicoil Corp.(b)	46,400	43,122
Thunder Energy Trust	27,094	101,485
Trafalgar Energy Ltd.(b)	841	3,268
TransCanada Corp.	700	24,077
True Energy Trust	11,382	61,440
Tusk Energy Corp. (acquired 03/10/05 through 11/28/06, cost $211,317)(b)(d)	57,966	107,742
Vault Energy Trust	5,850	28,062
Vero Energy, Inc.(b)	4,447	31,310
West Energy Ltd.(b)	143	584
Western Oil Sands, Inc. - Class A(b)	1,800	59,986

		5,837,528

Transportation — 0.2%
Canadian Pacific Railway Ltd.	18,838	1,301,020
Railpower Technologies Corp.(b)	17,600	7,105

		1,308,125

Total Canada		12,477,114

Cayman Islands — 0.2%
Advertising — 0.2%
Focus Media Holding Ltd. - ADR(b)	29,800	1,504,900

Electronics — 0.0%
Silicon Motion Technology Corp. - ADR(b)	1,200	29,796

Energy & Utilities — 0.0%
Suntech Power Holdings Co. Ltd. - ADR(b)	1,200	43,764

Personal Services — 0.0%
New Oriental Education & Technology Group, Inc. - ADR(b)	250	13,430

Total Cayman Islands		1,591,890

Chile — 0.0%
Banks — 0.0%
Banco Santander Chile SA - ADR	2,100	104,034

China — 0.0%
Metal & Mining — 0.0%
Alexco Resource Corp.(b)	3,266	16,219
Crosshair Exploration & Mining Corp.(b)	5,600	15,193

		31,412

Semiconductors & Related Devices — 0.0%
Spreadtrum Communications, Inc.(b)	700	10,171

Total China		41,583

Denmark — 0.1%
Aerospace — 0.1%
MTU Aero Engines Holding AG	4,400	286,330

Finland — 0.6%
Banks — 0.0%
OKO Bank Plc - Series A	8,500	157,502

Machinery & Heavy Equipment — 0.0%
Metso Oyj	4,500	264,833

Manufacturing — 0.1%
Wartsila Oyj - Series B	4,100	269,610

Paper & Forest Products — 0.2%
UPM-Kymmene Oyj	60,781	1,495,835

Telecommunications — 0.3%
Nokia Oyj	89,992	2,527,451

Total Finland		4,715,231

France — 2.0%
Banks — 0.2%
Credit Agricole SA	43,462	1,763,602

Computer & Office Equipment — 0.1%
Neopost SA	2,100	307,270

Computer Software & Services — 0.2%
Cap Gemini SA	24,276	1,774,787

Electronics — 0.2%
Schneider Electric SA	11,779	1,650,393

Entertainment & Leisure — 0.2%
Accor SA	15,367	1,358,455

Food & Agriculture — 0.3%
Carrefour SA	31,889	2,239,685
Casino Guichard-Perrachon SA	1,600	161,786

		2,401,471

Machinery & Heavy Equipment — 0.1%
ALSTOM	5,610	935,483

Manufacturing — 0.1%
Compagnie Generale des Etablissements Michelin - Class B	2,600	363,335

Medical Instruments & Supplies — 0.2%
Essilor International SA	14,830	1,766,339
NicOx SA	1,576	38,346

		1,804,685

Oil & Gas — 0.2%
Technip SA	18,279	1,510,805

Real Estate — 0.0%
Nexity Initiale, SAS	3,200	266,845

Telecommunications — 0.2%
Alcatel SA - ADR	109,300	1,530,200

Total France		15,667,331

Germany — 1.9%
Air Transportation — 0.0%
Deutsche Lufthansa AG	8,000	224,435

Banks — 0.3%
Commerzbank AG	43,530	2,090,330

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Germany (Continued)
Chemicals — 0.4%
Bayer AG	30,573	$2,314,917
Lanxess AG	2,800	156,543
Wacker Chemie AG	1,200	282,629

		2,754,089

Computer Software & Services — 0.0%
United Internet AG	17,000	354,743

Construction — 0.1%
Bilfinger Berger AG	5,300	471,094

Durable Goods — 0.0%
Gerry Weber International AG	8,300	251,426

Finance — 0.2%
Hypo Real Estate Holding AG	26,436	1,713,930

Insurance — 0.3%
Allianz AG	10,161	2,383,110
Hannover Rueckversicherung AG	7,400	358,826

		2,741,936

Manufacturing — 0.5%
K+S AG	1,600	246,246
Siemens AG	23,499	3,381,597

		3,627,843

Miscellaneous Services — 0.1%
GEA Group AG	13,100	456,351

Real Estate — 0.0%
IVG Immobilien AG	7,000	272,829

Total Germany		14,959,006

Greece — 0.3%
Banks — 0.0%
Piraeus Bank SA	4,300	156,694

Telecommunications — 0.3%
Hellenic Telecommunications Organization SA	62,603	1,940,325

Total Greece		2,097,019

Hong Kong — 0.6%
Air Transportation — 0.0%
China Southern Airlines Co. Ltd. - Class H(b)	355,700	244,077

Chemicals — 0.1%
Huabao International Holdings Ltd.	277,300	267,760

Energy & Utilities — 0.1%
Beijing Datang Power Generation Co. Ltd. - Class H(b)	95,600	147,807
Huadian Power International Corp. Ltd.	234,791	121,730
Huaneng Power International, Inc.	94,400	109,126

		378,663

Entertainment & Leisure — 0.0%
The Hongkong & Shanghai Hotels, Ltd.	86,400	152,718

Finance — 0.0%
Rexcapital Financial Holdings Ltd.(b)	667,200	72,506

Food & Agriculture — 0.0%
Chaoda Modern Agriculture (Holdings) Ltd.	80,100	61,907
Fu Ji Food & Catering Services	59,000	203,125

		265,032

Metal & Mining — 0.0%
Yanzhou Coal Mining Co. Ltd.	117,100	178,279

Real Estate — 0.1%
New World Development Co. Ltd.	75,600	189,194
Shun Tak Holdings Ltd.	134,000	197,218
Wheelock & Co. Ltd.	109,100	281,540

		667,952

Retail Merchandising — 0.3%
Esprit Holdings Ltd.	179,500	2,280,631
New World Department Store China Ltd.(b)	415	308

		2,280,939

Total Hong Kong		4,507,926

Indonesia — 0.0%
Metal & Mining — 0.0%
PT Bumi Resources Tbk	1,103,600	277,785

Ireland — 0.2%
Computer Software & Services — 0.1%
SkillSoft Plc - ADR(b)	85,900	798,011

Manufacturing — 0.0%
Smurfit Kappa Group Plc(b)	4,300	108,197

Pharmaceuticals — 0.1%
Elan Corp. Plc - ADR(b)	16,581	363,621
ICON Plc - ADR(b)	2,900	126,846

		490,467

Total Ireland		1,396,675

Italy — 0.1%
Banks — 0.0%
Unione di Banche Italiane Scpa	3,300	83,879

Construction — 0.1%
Astaldi SpA	17,300	154,479
Buzzi Unicem SpA	8,700	299,561
Impregilo SpA	40,800	313,812

		767,852

Energy & Utilities — 0.0%
AEM SpA	75,200	276,013

Total Italy		1,127,744

Japan — 3.9%
Banks — 0.4%
Bank of Kyoto Ltd.	21,800	261,146
The Chiba Bank Ltd.	28,200	249,961
The Iyo Bank Ltd.	19,200	182,719
Mizuho Financial Group, Inc.	249	1,720,225
The Sumitomo Industries Ltd.	117,000	1,114,369

		3,528,420

Business Services — 0.0%
MISUMI Group, Inc.	8,100	137,224

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Chemicals — 0.1%
Tokai Carbon Co. Ltd.	27,500	$257,298
Tosoh Corp.	35,600	197,467

		454,765

Computer & Office Equipment — 0.0%
Brother Industries Ltd.	12,000	176,214

Conglomerates — 0.2%
Mitsui & Co. Ltd.	80,000	1,596,560

Construction — 0.3%
Daito Trust Construction Co. Ltd.	3,200	152,376
Daiwa House Industry Co. Ltd.	81,000	1,157,731
Haseko Corp.(b)	58,400	172,700
Matsushita Electric Works Ltd.	20,700	264,663
Mitsui Home Co. Ltd.	15,100	92,367
Tadano Ltd.	13,400	199,694

		2,039,531

Durable Goods — 0.0%
ASICS Corp.	25,100	310,128

Electronics — 0.2%
Denso Corp.	34,500	1,349,318
Star Micronics Co. Ltd.	14,200	378,927

		1,728,245

Energy & Utilities — 0.1%
Air Water, Inc.	20,900	219,150
Kurita Water Industries Ltd.	15,200	477,220

		696,370

Finance — 0.2%
Daiwa Securities Co. Ltd.	112,000	1,190,742
Mizuho Investors Securities Co. Ltd.	61,800	133,356
SBI Holdings, Inc.	400	126,891
Shinko Securities Co. Ltd.	32,800	169,392

		1,620,381

Insurance — 0.0%
Aioi Insurance Co. Ltd.	31,500	204,913

Leasing — 0.0%
Diamond Lease Co. Ltd.	3,800	170,684

Machinery & Heavy Equipment — 0.4%
Aichi Corp.	21,700	296,581
Hitachi Construction Machinery Co. Ltd.	5,900	205,001
Komatsu Ltd.	62,000	1,796,952
Miura Co. Ltd.	9,400	289,731
Nabtesco Corp.	22,600	329,169

		2,917,434

Manufacturing — 0.3%
Daihatsu Motor Co. Ltd.	14,700	134,541
Makita Corp.	32,000	1,425,575
Taiyo Nippon Sanso Corp.	26,600	205,673
Uni-Charm Corp.	3,400	192,758

		1,958,547

Medical Instruments & Supplies — 0.0%
Nihon Kohden Corp.	10,100	187,343

Metal & Mining — 0.3%
Marubeni Corp.	216,000	1,776,831
Maruichi Steel Tube Ltd.	8,000	249,765
Yamato Kogyo Co. Ltd.	8,500	336,828

		2,363,424

Motor Vehicles — 0.5%
Futaba Industrial Co. Ltd.	8,700	210,323
Isuzu Motors Ltd.	41,500	224,359
Toyota Motor Corp.	49,000	3,090,253
Yamaha Motor Co. Ltd.	9,200	266,940

		3,791,875

Real Estate — 0.2%
Goldcrest Co. Ltd.	2,227	114,057
Japan General Estate Co. Ltd.	6,500	143,499
Joint Corp.	10,100	317,059
Urban Corp.	73,200	1,329,592

		1,904,207

Retail Merchandising — 0.1%
Point, Inc.	2,900	172,125
Shimachu Co. Ltd.	5,900	158,645
Tsuruha Holdings, Inc.	4,400	167,895

		498,665

Textiles — 0.2%
Mitsubishi Rayon Co. Ltd.	218,000	1,552,774

Tires & Rubber — 0.1%
Sumitomo Rubber Industries Ltd.	18,400	219,611
Yokohama Rubber Co. Ltd.	30,600	230,309

		449,920

Transportation — 0.3%
Canon, Inc.	40,500	2,375,043
Kintetsu World Express, Inc.	5,800	196,930

		2,571,973

Total Japan		30,859,597

Luxembourg — 0.3%
Oil & Gas — 0.0%
Acergy SA - ADR	18,500	415,510

Telecommunications — 0.3%
Millicom International Cellular SA(b)	1,800	164,952
SES SA	85,303	1,838,842

		2,003,794

Total Luxembourg		2,419,304

Malaysia — 0.1%
Banks — 0.0%
Bumiputra-Commerce Holdings Berhad	73,800	250,067

Entertainment & Leisure — 0.1%
Genting Berhad	126,000	301,516
Tanjong Plc	49,800	278,565

		580,081

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Malaysia (Continued)
Food & Agriculture — 0.0%
IOI Corp. Berhad	152,500	$230,153

Total Malaysia		1,060,301

Morocco — 0.1%
Construction — 0.0%
IJM Corp. Berhad	119,600	289,394

Food & Agriculture — 0.1%
Kuala Lumpur Kepong Berhad	101,100	378,115

Total Morocco		667,509

Netherlands — 0.6%
Food & Agriculture — 0.0%
Nutreco Holding NV	3,900	284,299

Oil & Gas — 0.1%
SBM Offshore NV	9,800	373,772

Personal Services — 0.0%
USG People NV	6,900	323,744

Telecommunications — 0.3%
Koninklijke KPN NV	122,051	2,024,923

Transportation — 0.2%
TNT NV	32,246	1,455,965

Total Netherlands		4,462,703

Norway — 0.6%
Banks — 0.0%
Sparebanken Nord-Norge	2,200	52,252
Sparebanken Rogaland	2,000	55,586

		107,838

Chemicals — 0.0%
Yara International ASA	6,200	185,914

Food & Agriculture — 0.1%
Orkla ASA	28,500	537,364

Oil & Gas — 0.4%
Fred Olsen Energy ASA	7,300	379,072
Petroleum Geo-Services	7,900	197,267
Prosafe ASA	19,200	307,006
Statoil ASA	79,708	2,473,004

		3,356,349

Transportation — 0.1%
Stolt-Nielsen SA (acquired 01/21/04, cost $177,441)(b)(d)	13,000	433,005

Total Norway		4,620,470

Philippines — 0.0%
Telecommunications — 0.0%
Philippine Long Distance Telephone Co. - ADR	3,100	177,320

Singapore — 0.6%
Finance — 0.2%
DBS Group Holdings Ltd.	91,000	1,355,859

Real Estate — 0.4%
CapitaCommercial Trust Management Ltd.	124,200	237,837
CapitaLand Ltd.	67,700	358,679
Keppel Corp. Ltd.	271,000	2,216,927

		2,813,443

Retail Merchandising — 0.0%
Hongguo International Holdings Ltd.	234,975	200,054

Total Singapore		4,369,356

South Africa — 0.0%
Retail Merchandising — 0.0%
Foschini Ltd.	11,000	94,349
Truworths International Ltd.	24,800	127,583

Total South Africa		221,932

South Korea — 0.3%
Computer Software & Services — 0.0%
NHN Corp.(b)	1,100	200,226

Construction — 0.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,700	322,264
Hanjin Heavy Industries Co. Ltd.	4,500	319,094

		641,358

Electronics — 0.1%
Samsung Electronics Co. Ltd.	1,749	1,071,531

Finance — 0.0%
Daewoo Securities Co. Ltd.	9,500	292,185

Security Brokers & Dealers — 0.1%
Korea Investment Holdings Co. Ltd.	5,900	402,749

Total South Korea		2,608,049

Sweden — 0.3%
Banks — 0.2%
Nordea Bank AB	100,948	1,576,696

Construction — 0.0%
Skanska AB	11,100	237,690

Entertainment & Leisure — 0.0%
Rezidor Hotel Group AB	17,900	155,853

Manufacturing — 0.1%
SSAB Svenskt Stal AB	7,400	302,399

Oil & Gas — 0.0%
PA Resources AB	16,600	168,854

Soaps & Cosmetics — 0.0%
Oriflame Cosmetics SA	4,410	207,018

Total Sweden		2,648,510

Switzerland — 1.1%
Food & Agriculture — 0.3%
Barry Callebaut AG	218	165,022
Nestle SA	6,097	2,316,699

		2,481,721

Insurance — 0.1%
Swiss Life Holding	800	210,918

Manufacturing — 0.0%
Georg Fischer AG	200	150,934

Oil & Gas — 0.0%
Petroplus Holdings AG(b)	2,000	204,412

Pharmaceuticals — 0.7%
Novartis AG	49,252	2,765,036

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Switzerland (Continued)
Pharmaceuticals (Continued)
Roche Holding AG	14,602	$2,587,278

		5,352,314

Total Switzerland		8,400,299

Taiwan — 0.1%
Chemicals — 0.1%
Taiwan Fertilizer Co. Ltd.	207,300	435,151

Computer Software & Services — 0.0%
MediaTek, Inc.	13,200	205,373

Electronics — 0.0%
Synnex Technology International Corp.	141,000	212,563

Semiconductors & Related Devices — 0.0%
Vanguard International Semiconductor Corp.(b)	116,000	115,926

Total Taiwan		969,013

Thailand — 0.1%
Banks — 0.1%
Krung Thai Bank Public Co. Ltd.	246,400	83,451
Siam Commercial Bank Public Co. Ltd.	131,600	278,256

		361,707

Metal & Mining — 0.0%
Banpu Public Co. Ltd.	21,400	166,083

Total Thailand		527,790

United Kingdom — 3.1%
Aerospace — 0.3%
BAE Systems Plc	268,076	2,163,237
Cobham Plc	61,700	250,999

		2,414,236

Banks — 0.2%
Lloyd TSB Group Plc	182,692	2,030,870

Beverages & Bottling — 0.0%
Marston’s Plc	13,100	103,880

Business Services — 0.3%
Aegis Group Plc	124,400	340,938
Carter & Carter Group Plc	2,898	27,864
Informa Plc	16,800	187,211
Intertek Group Plc	14,100	276,711
Invesco Plc - ADR	34,000	878,900
Rightmove Plc	24,200	303,451
Whitbread Plc	6,193	219,016

		2,234,091

Energy & Utilities — 0.0%
International Power Plc	38,900	334,372
ITM Power Plc(b)	12,000	33,216

		367,588

Entertainment & Leisure — 0.1%
IG Group Holdings Plc	43,000	253,862
InterContinental Hotels Group Plc	8,519	211,612

		465,474

Finance — 0.0%
Archipelago Holdings, Inc. (acquired 05/04/05, cost $51,017)(b)(d)	78,900	40,402
ICAP Plc	13,700	135,028

		175,430

Food & Agriculture — 0.1%
Dairy Crest Group Plc	15,600	212,243
Premier Foods Plc	41,000	237,108
Tate & Lyle Plc	16,500	187,246

		636,597

Insurance — 0.3%
Hiscox Ltd.	33,700	192,394
Prudential Plc	149,426	2,126,974

		2,319,368

Machinery & Heavy Equipment — 0.0%
The Weir Group Plc	23,300	341,230

Manufacturing — 0.1%
Burberry Group Plc	13,700	187,660
Charter Plc	17,100	377,331
IMI Plc	19,600	232,156

		797,147

Measuring & Controlling Devices — 0.0%
Rotork Plc	12,500	228,372

Metal & Mining — 0.3%
Anglo American Plc	45,735	2,685,184

Oil & Gas — 0.4%
BG Group Plc	170,748	2,798,999
Gulfsands Petroleum Plc(b)	9,000	30,521

		2,829,520

Pharmaceuticals — 0.4%
GlaxoSmithKline Plc	99,266	2,585,880
Shire Plc - ADR	7,000	518,910

		3,104,790

Publishing & Printing — 0.1%
De La Rue Plc	14,000	217,797
United Business Media Plc	14,400	227,788

		445,585

Telecommunications — 0.4%
Vodafone Group Plc	952,735	3,192,435

Transportation — 0.1%
Arriva Plc	19,800	271,931
National Express Group Plc	7,500	159,657

		431,588

Total United Kingdom		24,803,385

United States — 48.3%
Advertising — 0.1%
ValueClick, Inc.(b)	14,800	436,008

Aerospace — 1.0%
AAR Corp.(b)	4,300	141,943

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Aerospace (Continued)
Argon ST, Inc.(b)	1,300	$30,173
BE Aerospace, Inc.(b)	7,400	305,620
The Boeing Co.	20,300	1,952,048
Goodrich Corp.	8,200	488,392
Lockheed Martin Corp.	13,250	1,247,222
Orbital Sciences Corp.(b)	4,450	93,495
Raytheon Co.	27,350	1,473,892
Spirit AeroSystems Holdings, Inc. - Class A(b)	11,420	411,691
United Technologies Corp.	21,300	1,510,809

		7,655,285

Air Transportation — 0.1%
AMR Corp.(b)	21,000	553,350
Continental Airlines, Inc. - Class B(b)	8,375	283,661

		837,011

Banks — 3.6%
Bank of America Corp.	118,600	5,798,354
Boston Private Financial Holdings, Inc.	4,600	123,602
Cathay General Bancorp	4,400	147,576
Citigroup, Inc.	95,750	4,911,018
City National Corp.	5,590	425,343
CoBiz, Inc.	6,400	115,968
Columbia Banking System, Inc.	3,500	102,375
Cullen/Frost Bankers, Inc.	17,556	938,719
East West Bancorp, Inc.	1,900	73,872
Fidelity National Information Services, Inc.	12,000	651,360
First Midwest Bancorp, Inc.	21,260	754,943
First State Bancorporation	2,400	51,096
FirstFed Financial Corp.(b)	1,225	69,494
Greenhill & Co., Inc.	1,700	116,807
JPMorgan Chase & Co.	118,700	5,751,015
KBW, Inc.(b)	4,200	123,396
People’s United Financial, Inc.	41,710	739,518
Signature Bank(b)	3,350	114,235
Susquehanna Bancshares, Inc.	2,200	49,214
SVB Financial Group(b)	1,325	70,371
UMB Financial Corp.	2,450	90,331
Umpqua Holdings Corp.	5,850	137,534
Wachovia Corp.	44,450	2,278,062
Wells Fargo & Co.	72,050	2,533,998
Wintrust Financial Corp.	23,360	1,024,336
WSFS Financial Corp.	1,250	81,788
Zions Bancorporation	12,980	998,292

		28,272,617

Beverages & Bottling — 0.8%
The Coca-Cola Co.	72,200	3,776,782
Coca-Cola Enterprises, Inc.	41,350	992,400
Constellation Brands, Inc.(b)	25,560	620,597
Molson Coors Brewing Co. - Class B	12,375	1,144,193

		6,533,972

Broadcasting — 0.5%
Belo Corp.	40,352	830,848
CBS Corp. - Class B	19,500	649,740
CKX, Inc.(b)	53,600	740,752
DIRECTV Group, Inc.(b)	63,300	1,462,863
Outdoor Channel Holdings, Inc.(b)	7,269	81,921

		3,766,124

Business Services — 0.7%
The Advisory Board Co.(b)	2,800	155,568
Alliance Data Systems Corp.(b)	2,725	210,588
The Brink’s Co.	14,780	914,734
Cohen & Steers, Inc.	3,575	155,334
CommVault Systems, Inc.(b)	7,850	135,569
Convergys Corp.(b)	37,200	901,728
Diamond Management & Technology Consultants, Inc.	11,764	155,285
ExlService Holdings, Inc.(b)	11,047	207,021
Forrester Research, Inc.(b)	12,950	364,284
Healthcare Services Group, Inc.	5,900	174,050
Hewitt Associates, Inc. - Class A(b)	16,360	523,520
Hiedrick & Struggles International, Inc.(b)	2,000	102,480
HMS Holdings Corp.(b)	3,850	73,689
Investors Financial Services Corp.	4,100	252,847
Iron Mountain, Inc.(b)	8,200	214,266
Korn/Ferry International(b)	2,750	72,215
Manpower, Inc.	1,150	106,076
National Financial Partners Corp.	2,950	136,614
Net1 UEPS Technologies, Inc.(b)	6,450	155,767
W.W. Grainger, Inc.	6,234	580,074

		5,591,709

Chemicals — 0.9%
Agrium, Inc.	13,750	601,562
Ashland, Inc.	13,240	846,698
Celanese Corp. - Series A	68,330	2,649,837
Eastman Chemical Co.	10,500	675,465
The Lubrizol Corp.	11,525	743,939
Lyondell Chemical Co.	40,480	1,502,618

		7,020,119

Computer & Office Equipment — 1.8%
Apple Computer, Inc.(b)	25,883	3,158,761
Cisco Systems, Inc.(b)	164,518	4,581,826
Electronics for Imaging, Inc.(b)	28,200	795,804
Hewlett-Packard Co.	56,813	2,534,996
International Business Machines Corp.	22,500	2,368,125
NCR Corp.(b)	6,345	333,366
Phase Metrics, Inc.(b)	50,574	1,012
Western Digital Corp.(b)	3,000	58,050

		13,831,940

Computer Software & Services — 3.0%
Activision, Inc.(b)	17,501	326,744
Adobe Systems, Inc.(b)	65,750	2,639,862
Aladdin Knowledge Systems Ltd.(b)	10,650	220,881
Blackboard, Inc.(b)	10,450	440,154
CACI International, Inc.(b)	2,100	102,585
Cadence Design Systems, Inc.(b)	47,225	1,037,061
Cognizant Technology Solutions Corp.(b)	8,155	612,359
Computer Sciences Corp.(b)	14,400	851,760

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Computer Software & Services (Continued)
comScore, Inc.(b)	200	$4,630
Data Domain, Inc.(b)	700	16,100
DST Systems, Inc.(b)	1,125	89,111
Emulex Corp.(b)	4,900	107,016
Foundry Networks, Inc.(b)	29,800	496,468
Google, Inc. - Class A(b)	7,868	4,117,954
Guidance Software, Inc.(b)	10,300	145,230
i2 Technologies, Inc.(b)	11,350	211,564
IHS, Inc.(b)	17,950	825,700
Ingram Micro, Inc. - Class A(b)	8,200	178,022
International Game Technology	24,970	991,309
Jack Henry & Associates, Inc.	807	20,780
Juniper Networks, Inc.(b)	43,750	1,101,187
Lawson Software, Inc.(b)	17,400	172,086
Limelight Networks, Inc.(b)	1,100	21,758
McAfee, Inc.(b)	1,500	52,800
MICROS Systems, Inc.(b)	8,300	451,520
Microsoft Corp.	43,800	1,290,786
Move, Inc.(b)	22,550	101,024
NAVTEQ Corp.(b)	5,100	215,934
Nuance Communications, Inc.(b)	20,600	344,638
Oracle Corp.(b)	51,000	1,005,210
Parametric Technology Corp.(b)	17,200	371,692
Phase Forward, Inc.(b)	12,800	215,424
Salesforce.com, Inc.(b)	29,800	1,277,228
SonicWALL, Inc.(b)	26,850	230,642
Sun Microsystems, Inc.(b)	154,400	812,144
Sybase, Inc.(b)	3,325	79,434
Sykes Enterprises, Inc.(b)	13,950	264,910
Synopsys, Inc.(b)	1,700	44,931
Tech Data Corp.(b)	21,280	818,429
TIBCO Software, Inc.(b)	12,550	113,578
Transaction Systems Architects, Inc.(b)	18,050	607,563
Trident Microsystems, Inc.(b)	2,900	53,215
The TriZetto Group, Inc.(b)	7,533	145,839
VeriFone Holdings, Inc.(b)	9,900	348,975

		23,576,237

Construction — 0.0%
NVR, Inc.(b)	125	84,969
United Rentals, Inc.(b)	3,775	122,838

		207,807

Containers — 0.2%
Owens-Illinois, Inc.(b)	11,920	417,200
Silgan Holdings, Inc.	3,050	168,604
Smurfit-Stone Container Corp.(b)	45,180	601,346

		1,187,150

Electronics — 0.7%
Agilent Technologies, Inc.(b)	12,700	488,188
Ametek, Inc.	16,050	636,864
Amphenol Corp.	15,725	560,596
Arrow Electronics, Inc.(b)	3,300	126,819
Brady Corp.	3,000	111,420
Intel Corp.	46,250	1,098,900
Intersil Corp. - Class A	19,790	622,593
L-3 Communications Holdings, Inc.	6,740	656,409
RF Micro Devices, Inc.(b)	17,300	107,952
Vishay Intertechnology, Inc.(b)	58,600	927,052

		5,336,793

Energy & Utilities — 2.1%
Airgas, Inc.	2,600	124,540
Alliant Energy Corp.	2,600	101,010
Black Hills Corp.	2,925	116,269
CenterPoint Energy, Inc.	96,050	1,671,270
Constellation Energy Group, Inc.	10,170	886,519
DTE Energy Co.	13,850	667,847
Edison International	24,170	1,356,420
El Paso Electric Co.(b)	2,500	61,400
Entergy Corp.	8,300	891,005
Equitable Resources, Inc.	18,430	913,391
Evergreen Energy, Inc.(b)	11,500	69,345
FirstEnergy Corp.	21,200	1,372,276
FPL Group, Inc.	10,200	578,748
Houston Wire & Cable Co.(b)	2,800	79,548
Longview Energy Co. (acquired 08/13/04, cost $48,000)(b)(d)(e)	3,200	60,800
MDU Resources Group, Inc.	27,650	775,306
NRG Energy, Inc.(b)	21,120	877,958
Ocean Power Technologies, Inc.(b)	1,000	15,840
PG&E Corp.	30,300	1,372,590
PPL Corp.	15,010	702,318
Public Service Enterprise Group, Inc.	22,860	2,006,651
Puget Energy, Inc.	4,250	102,765
Questar Corp.	24,210	1,279,498
UIL Holdings Corp.	3,800	125,780
Vectren Corp.	3,575	96,275
Westar Energy, Inc.	4,350	105,618

		16,410,987

Entertainment & Leisure — 1.3%
Comcast Corp.(b)	44,700	1,256,964
DreamWorks Animation SKG, Inc. - Class A(b)	18,900	545,076
Gaylord Entertainment Co.(b)	2,200	118,008
Hilton Hotels Corp.	60,450	2,023,261
Las Vegas Sands Corp.(b)	17,651	1,348,360
Morgans Hotel Group Co.(b)	4,865	118,609
Orient-Express Hotels Ltd. - Class A	13,637	728,216
Pinnacle Entertainment, Inc.(b)	27,210	765,962
Scientific Games Corp. - Class A(b)	17,950	627,352
Vail Resorts, Inc.(b)	3,950	240,436
The Walt Disney Co.	77,850	2,657,799
World Wrestling Entertainment, Inc.	5,400	86,346

		10,516,389

Finance — 2.6%
Affiliated Managers Group, Inc.(b)	3,275	421,689
AllianceBernstein Holding LP	4,700	409,323
Ambac Financial Group, Inc.	9,225	804,328
American Express Co.	45,140	2,761,665
AmeriCredit Corp.(b)	31,900	846,945

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Finance (Continued)
Ameriprise Financial, Inc.	17,250	$1,096,582
Capital One Financial Corp.	4,655	365,138
Chicago Mercantile Exchange Holdings, Inc.	1,250	667,950
CIT Group, Inc.	32,320	1,772,106
Deluxe Corp.	1,700	69,037
eTelecare Global Solutions, Inc.(b)	9,261	149,750
Fannie Mae	8,200	535,706
Franklin Resources, Inc.	6,600	874,302
The Goldman Sachs Group, Inc.	6,750	1,463,062
Mellon Financial Corp.	24,990	1,099,560
Morgan Stanley	22,700	1,904,076
NGP Capital Resources Co.	2,700	45,144
NYSE Euronext, Inc.	21,200	1,560,744
Raymond James Financial, Inc.	2,375	73,388
Regions Financial Corp.	18,050	597,455
Sumitomo Mitsui Financial Group, Inc.	140	1,305,137
T. Rowe Price Group, Inc.	5,450	282,800
TCF Financial Corp.	3,850	107,030
TD Ameritrade Holding Corp.(b)	23,610	472,200
UBS AG	6,550	393,066
Washington Mutual, Inc.	10,400	443,456
Wright Express Corp.(b)	6,250	214,188

		20,735,827

Food & Agriculture — 1.1%
Bunge Ltd.	5,430	458,835
Corn Products International, Inc.	9,400	427,230
Del Monte Foods Co.	60,096	730,767
General Mills, Inc.	21,700	1,267,714
Monsanto Co.	37,736	2,548,690
Panera Bread Co. - Class A(b)	9,250	426,055
Pilgrim’s Pride Corp.	32,930	1,256,938
Sanderson Farms, Inc.	5,000	225,100
Tyson Foods, Inc. - Class A	41,350	952,704

		8,294,033

Insurance — 2.6%
ACE Ltd.	13,750	859,650
Aetna, Inc.	22,200	1,096,680
The Allstate Corp.	16,350	1,005,688
American Financial Group, Inc.	3,400	116,110
American International Group, Inc.	40,700	2,850,221
AXIS Capital Holdings Ltd.	42,670	1,734,536
CHUBB Corp.	24,700	1,337,258
Conseco, Inc.(b)	36,051	753,105
Endurance Specialty Holdings Ltd.	15,671	627,467
Everest Re Group Ltd.	1,075	116,788
First Mercury Financial Corp.(b)	9,400	197,118
HCC Insurance Holdings, Inc.	2,750	91,878
IPC Holdings Ltd.	4,197	135,521
MetLife, Inc.	21,900	1,412,112
National Atlantic Holdings Corp. - Class A(b)	4,900	68,061
Nationwide Financial Services, Inc.	10,800	682,776
PartnerRe Ltd.	975	75,562
Platinum Underwriters Holdings Ltd.	5,541	192,550
Travelers Companies, Inc.	36,250	1,939,375
UnumProvident Corp.	41,300	1,078,343
W.R. Berkley Corp.	3,600	117,144
WellPoint, Inc.(b)	21,300	1,700,379
XL Capital Ltd.	23,750	2,001,888

		20,190,210

Leasing — 0.0%
Avis Budget Group, Inc.(b)	3,175	90,265
GATX Corp.	1,200	59,100

		149,365

Machinery & Heavy Equipment — 0.3%
AGCO Corp.(b)	1,750	75,968
Albany International Corp. - Class A	8,050	325,542
Altra Holdings, Inc.(b)	5,000	86,400
Bucyrus International, Inc. - Class A	1,900	134,482
Caterpillar, Inc.	5,200	407,160
Joy Global, Inc.	5,750	335,397
Terex Corp.(b)	8,850	719,505

		2,084,454

Manufacturing — 4.1%
Actuant Corp. - Class A	4,850	305,841
Acuity Brands, Inc.	1,350	81,378
AptarGroup, Inc.	1,900	67,564
Blount International, Inc.(b)	5,800	75,864
Chart Industries, Inc.(b)	8,400	238,896
Chattem, Inc.(b)	2,500	158,450
Cooper Industries Ltd. - Class A	21,100	1,204,599
Corning, Inc.(b)	81,449	2,081,022
Crane Co.	1,300	59,085
Cummins, Inc.	9,025	913,420
Dade Behring Holdings, Inc.	1,300	69,056
Danaher Corp.	16,750	1,264,625
Eaton Corp.	4,600	427,800
Elizabeth Arden, Inc.(b)	11,275	273,532
Energizer Holdings, Inc.(b)	12,150	1,210,140
Foster Wheeler Ltd.(b)	9,918	1,061,127
Gardner Denver, Inc.(b)	14,050	597,828
General Electric Co.	228,118	8,732,357
Goodman Global, Inc.(b)	2,830	62,883
Hardinge, Inc.	5,200	176,956
Harsco Corp.	1,350	70,200
Hexel Corp.(b)	3,750	79,012
Honeywell International, Inc.	43,350	2,439,738
IDEX Corp.	15,225	586,772
iRobot Corp.(b)	5,800	115,130
Jones Apparel Group, Inc.	31,700	895,525
Kaiser Aluminum Corp.(b)	1,100	80,168
Keystone Automotive Industries, Inc.(b)	1,600	66,192
Ladish Co., Inc.(b)	3,250	139,750
Mattel, Inc.	20,200	510,858
Mettler-Toledo International, Inc.(b)	525	50,143
Newell Rubbermaid, Inc.	16,350	481,180
Parker Hannifin Corp.	13,800	1,351,158
Phillips-Van Heusen Corp.	1,525	92,369
Playtex Products, Inc.(b)	8,900	131,809

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
Polo Ralph Lauren Corp.	14,025	$1,375,993
Precision Castparts Corp.	3,325	403,522
Quanex Corp.	8,400	409,080
RBC Bearings, Inc.(b)	2,050	84,562
Reynolds American, Inc.	5,550	361,860
Smith & Wesson Holding Corp.(b)	8,700	145,725
The Stanley Works	1,350	81,945
Textron, Inc.	14,150	1,558,056
The Warnaco Group, Inc.(b)	6,225	244,891
Watson Wyatt Worldwide, Inc.	4,300	217,064
Whirlpool Corp.	14,140	1,572,368

		32,607,493

Measuring & Controlling Devices — 0.3%
Thermo Electron Corp.(b)	49,000	2,534,280

Medical & Medical Services — 1.4%
Amedisys, Inc.(b)	4,300	156,219
Animal Health International, Inc.(b)	2,250	32,603
Apria Healthcare Group, Inc.(b)	2,500	71,925
Coventry Health Care, Inc.(b)	36,325	2,094,136
Cross Country Healthcare, Inc.(b)	4,800	80,064
Digene Corp.(b)	3,250	195,162
Health Net, Inc.(b)	1,075	56,760
Henry Schein, Inc.(b)	19,200	1,025,856
Invitrogen Corp.(b)	575	42,406
Kindred Healthcare, Inc.(b)	2,750	84,480
LifePoint Hospitals, Inc.(b)	9,625	372,295
McKesson Corp.	8,000	477,120
MedCath Corp.(b)	3,500	111,300
Medco Health Solutions, Inc.(b)	24,135	1,882,289
Mylan Laboratories, Inc.	54,050	983,170
Noven Pharmaceuticals, Inc.(b)	8,900	208,705
Omnicare, Inc.	19,190	691,991
Pediatrix Medical Group, Inc.(b)	18,650	1,028,548
Quest Diagnostics, Inc.	16,050	828,982
Santarus, Inc.(b)	17,450	90,217
Vital Images, Inc.(b)	5,650	153,454
WellCare Health Plans, Inc.(b)	1,150	104,086

		10,771,768

Medical Instruments & Supplies — 1.2%
Align Technology, Inc.(b)	13,400	323,744
Allscripts Healthcare Solutions, Inc.(b)	5,000	127,400
Beckman Coulter, Inc.	10,550	682,374
Becton, Dickinson & Co.	8,150	607,175
Bruker BioSciences Corp.(b)	7,750	69,827
C.R. Bard, Inc.	8,200	677,566
Charles River Laboratories International, Inc.(b)	2,200	113,564
The Cooper Cos., Inc.	12,790	681,963
Cutera, Inc.(b)	5,400	134,568
DJ Orthopedics, Inc.(b)	17,810	735,019
ev3, Inc.(b)	7,550	127,444
Hillenbrand Industries, Inc.	8,777	570,505
Hologic, Inc.(b)	9,350	517,148
Home Diagnostics, Inc.(b)	2,300	27,071
Immucor, Inc.(b)	2,600	72,722
Johnson & Johnson	6,750	415,935
Kinetic Concepts, Inc.(b)	10,100	524,897
Kyphon, Inc.(b)	12,300	592,245
Martek Biosciences Corp.(b)	17,700	459,669
Mentor Corp.	1,375	55,935
MWI Veterinary Supply, Inc.(b)	3,800	151,582
Orthofix International NV(b)	2,800	125,916
SonoSite, Inc.(b)	4,000	125,720
Waters Corp.(b)	2,800	166,208
Wright Medical Group, Inc.(b)	10,105	243,733
Zimmer Holdings, Inc.(b)	13,400	1,137,526
Zoll Medical Corp.(b)	4,900	109,319

		9,576,775

Metal & Mining — 1.4%
Alcoa, Inc.	10,100	409,353
Alpha Natural Resources, Inc.(b)	1,000	20,790
AM Castle & Co.	3,800	136,458
Century Aluminum Co.(b)	14,650	800,329
CONSOL Energy, Inc.	90,060	4,152,667
Foundation Coal Holdings, Inc.	900	36,576
Freeport-McMoRan Copper & Gold, Inc. - Class B	23,464	1,943,288
Kinross Gold Corp.(b)	22,235	259,705
Massey Energy Co.	72,028	1,919,546
Peabody Energy Corp.	598	28,931
Reliance Steel & Aluminum Co.	11,610	653,179
Steel Dynamics, Inc.	2,050	85,916
United States Steel Corp.	4,200	456,750

		10,903,488

Miscellaneous Services — 0.1%
TeleTech Holdings, Inc.(b)	13,900	451,472

Motor Vehicles — 0.6%
Ford Motor Co.	83,748	788,906
General Motors Corp.	39,180	1,481,004
Oshkosh Truck Corp.	27,250	1,714,570
PACCAR, Inc.	10,500	913,920

		4,898,400

Oil & Gas — 4.3%
AGL Resources, Inc.	15,208	615,620
American Oil & Gas, Inc.(b)	5,947	40,321
Atwood Oceanics, Inc.(b)	2,300	157,826
BJ Services Co.	7,200	204,768
Bois d’Arc Energy, Inc.(b)	3,400	57,902
Cal Dive International, Inc.(b)	4,300	71,509
Callon Petroleum Co.(b)	2,500	35,425
Cameron International Corp.(b)	925	66,110
CanArgo Energy Corp.(b)	191,100	147,147
Chesapeake Energy Corp.	33,300	1,152,180
Chevron Corp.	57,650	4,856,436
Cimarex Energy Co.	2,975	117,245
Clayton Williams Energy, Inc.(b)	20,823	551,185
Complete Production Services, Inc.(b)	900	23,265
Comstock Resources, Inc.(b)	8,125	243,506
ConocoPhillips	9,950	781,075
Delta Petroleum Corp.(b)	7,655	153,712
Devon Energy Corp.	2	157
Diamond Offshore Drilling, Inc.	12,467	1,266,149
Energen Corp.	11,600	637,304
ENSCO International, Inc.	24,450	1,491,694
EOG Resources, Inc.	13,960	1,019,918
EXCO Resources, Inc.(b)	7,000	122,080

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
Exxon Mobil Corp.	76,100	$6,383,268
Gasco Energy, Inc.(b)	18,500	43,845
GlobalSantaFe Corp.	26,087	1,884,786
Goodrich Petroleum Corp.(b)	3,450	119,473
Grant Prideco, Inc.(b)	6,368	342,789
Halliburton Co.	6,330	218,385
Helmerich & Payne, Inc.	2,600	92,092
Hercules Offshore, Inc.(b)	5,300	171,614
Marathon Oil Corp.	41,850	2,509,326
Mariner Energy, Inc.(b)	5,500	133,375
Matador Resources Co. (acquired 10/14/03 through 04/13/06, cost $62,950)(b)(d)(e)	2,895	78,165
National-Oilwell, Inc.(b)	8,100	844,344
Newfield Exploration Co.(b)	25,864	1,178,105
Noble Energy, Inc.	2,850	177,812
Oceaneering International, Inc.(b)	3,600	189,504
Oil States International, Inc.(b)	4,000	165,360
Parallel Petroleum Corp.(b)	4,879	106,850
Particle Drilling Technologies, Inc.(b)	5,400	11,880
Precision Drilling Trust	3,300	80,685
Pride International, Inc.(b)	13,800	516,948
Schlumberger Ltd.	9,750	828,165
Southwest Gas Corp.	1,725	58,322
Southwestern Energy Co.(b)	4,950	220,275
St. Mary Land & Exploration Co.	2,575	94,296
Superior Energy Services, Inc.(b)	4,550	181,636
TETRA Technologies, Inc.(b)	4,700	132,540
Tidewater, Inc.	2,050	145,304
Treasure Island Royalty Trust(b)	217,129	43,426
TXCO Resources, Inc.(b)	8,700	89,436
Valero Energy Corp.	13,500	997,110
Weatherford International Ltd.(b)	10,799	596,528
XTO Energy, Inc.	21,250	1,277,125

		33,725,303

Paper & Forest Products — 0.0%
International Paper Co.	9,300	363,165

Personal Services — 0.0%
Laureate Education, Inc.(b)	3,350	206,561
Life Time Fitness, Inc.(b)	2,800	149,044

		355,605

Pharmaceuticals — 2.3%
Abbott Laboratories	45,250	2,423,138
Cephalon, Inc.(b)	5,025	403,960
Endo Pharmaceuticals Holdings, Inc.(b)	13,250	453,547
Genzyme Corp.(b)	23,050	1,484,420
Gilead Sciences, Inc.(b)	44,000	1,705,880
IMS Health, Inc.	12,600	404,838
Kendle International, Inc.(b)	3,000	110,310
King Pharmaceuticals, Inc.(b)	56,250	1,150,875
Medicis Pharmaceutical Corp.	18,350	560,409
Merck & Co., Inc.	74,670	3,718,566
Myriad Genetics, Inc.(b)	1,900	70,661
Pfizer, Inc.	174,600	4,464,522
Wyeth	19,700	1,129,598

		18,080,724

Plastics — 0.1%
Sonoco Products Co.	20,625	882,956

Publishing & Printing — 0.2%
The McGraw-Hill Cos., Inc.	15,400	1,048,432
R.R. Donnelley & Sons Co.	19,105	831,259

		1,879,691

Railroad & Shipping — 0.3%
Kansas City Southern(b)	1,350	50,679
Union Pacific Corp.	13,500	1,554,525
UTI Worldwide, Inc.	15,000	401,850

		2,007,054

Real Estate — 0.9%
Apartment Investment & Management Co. (REIT)	1,300	65,546
Arbor Realty Trust, Inc. (REIT)	4,800	123,888
BioMed Realty Trust, Inc. (REIT)	2,300	57,776
Boston Properties, Inc. (REIT)	7,780	794,571
Brandywine Realty Trust (REIT)	2,300	65,734
California Coastal Communities, Inc.(b)	3,904	66,134
Camden Property Trust (REIT)	6,970	466,781
CB Richard Ellis Group, Inc. - Class A (REIT)(b)	16,850	615,025
Corporate Office Properties Trust (REIT)	1,500	61,515
Education Realty Trust, Inc. (REIT)	7,750	108,732
Highwoods Properties, Inc.	2,100	78,750
Hospitality Properties Trust (REIT)	15,475	642,058
LaSalle Hotel Properties (REIT)	3,300	143,286
Mack-Cali Realty Corp. (REIT)	16,120	701,059
ProLogis (REIT)	28,430	1,617,667
Simon Property Group, Inc. (REIT)	19,620	1,825,445

		7,433,967

Restaurants — 0.3%
CKE Restaurants, Inc.	14,370	288,406
Darden Restaurants, Inc.	1,400	61,586
Jack-in-the-Box, Inc.(b)	1,000	70,940
McDonald’s Corp.	42,000	2,131,920
Red Robin Gourmet Burgers, Inc.(b)	2,650	106,981

		2,659,833

Retail Merchandising — 2.4%
Advance Auto Parts, Inc.	20,260	821,138
American Eagle Outfitters, Inc.	15,562	399,321
AutoZone, Inc.(b)	625	85,388
Barnes & Noble, Inc.	1,825	70,208
Big Lots, Inc.(b)	2,750	80,905
Borders Group, Inc.	37,140	707,888
The Children’s Place Retail Stores, Inc.(b)	2,850	147,174
Circuit City Stores, Inc.	35,550	536,094
Coach, Inc.(b)	1,666	78,952
Coldwater Creek, Inc.(b)	4,150	96,404
Copart, Inc.(b)	5,500	168,245
Dick’s Sporting Goods, Inc.(b)	10,388	604,270

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Retail Merchandising (Continued)
Dollar Tree Stores, Inc.(b)	34,925	$1,520,984
GameStop Corp.(b)	21,600	844,560
Golfsmith International Holdings, Inc.(b)	9,800	67,718
Gymboree Corp.(b)	1,750	68,968
J.C. Penney Co., Inc.	21,700	1,570,646
Kohl’s Corp.(b)	7,000	497,210
The Kroger Co.	34,650	974,704
Limited Brands, Inc.	30,880	847,656
Macy’s, Inc.	60,122	2,391,653
Office Depot, Inc.(b)	23,260	704,778
Payless ShoeSource, Inc.(b)	2,300	72,565
RadioShack Corp.	16,275	539,354
Rent-A-Center, Inc.(b)	2,950	77,378
Safeway, Inc.	21,600	735,048
Sally Beauty Holdings, Inc.(b)	14,600	131,400
SUPERVALU, Inc.	15,050	697,116
The Talbots, Inc.	32,406	811,122
TJX Cos., Inc.	14,900	409,750
Wal-Mart Stores, Inc.	48,600	2,338,146
The Wet Seal, Inc. - Class A(b)	13,800	82,938

		19,179,681

Security Brokers & Dealers — 0.3%
GFI Group, Inc.(b)	850	61,608
Lehman Brothers Holdings, Inc.	14,650	1,091,718
Piper Jaffray Cos., Inc.(b)	15,940	888,336
Waddell & Reed Financial, Inc.	5,200	135,252

		2,176,914

Semiconductors & Related Devices — 0.8%
Avnet, Inc.(b)	13,500	535,140
Lam Research Corp.(b)	22,220	1,142,108
MEMC Electronic Materials, Inc.(b)	9,925	606,616
Micrel, Inc.	20,850	265,212
Micron Technology, Inc.(b)	25,270	316,633
Microsemi Corp.(b)	7,300	174,835
PMC-Sierra, Inc.(b)	128,500	993,305
Standard Microsystems Corp.(b)	6,950	238,663
STMicroelectronics NV - NY Shares	89,800	1,723,262
Teradyne, Inc.(b)	29,100	511,578
Ultra Clean Holdings, Inc.(b)	5,304	74,150

		6,581,502

Soaps & Cosmetics — 0.5%
Kimberly-Clark Corp.	8,100	541,809
The Procter & Gamble Co.	53,380	3,266,322

		3,808,131

Telecommunications — 2.3%
ADC Telecommunications, Inc.(b)	3,775	69,196
Amdocs Ltd.(b)	30,887	1,229,920
American Tower Corp. - Class A(b)	11,600	487,200
Anixter International, Inc.(b)	1,150	86,492
Arris Group, Inc.(b)	9,750	171,502
AT&T, Inc.	192,528	7,989,912
Avid Technology, Inc.(b)	13,520	477,932
CenturyTel, Inc.	1,175	57,634
Clearwire Corp.(b)	3,700	90,391
EMS Technologies, Inc.(b)	12,000	264,720
Harris Corp.	17,850	973,718
Infinera Corp.(b)	1,050	26,166
Iowa Telecommunications Services, Inc.	6,200	140,926
MetroPCS Communications, Inc.(b)	2,800	92,512
NII Holdings, Inc.(b)	22,927	1,851,126
Occam Networks, Inc.(b)	6,300	62,874
Polycom, Inc.(b)	5,650	189,840
QUALCOMM, Inc.	25,090	1,088,655
Starent Networks Corp.(b)	550	8,085
Tessera Technologies, Inc.(b)	3,000	121,650
Verizon Communications, Inc.	61,944	2,550,234
Virgin Media, Inc.	6,600	160,842

		18,191,527

Textiles — 0.0%
Carter’s, Inc.(b)	12,560	325,807
Mohawk Industries, Inc.(b)	500	50,395

		376,202

Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	9,498	262,335
The Goodyear Tire & Rubber Co.(b)	21,600	750,816

		1,013,151

Tobacco — 0.5%
Altria Group, Inc.	47,427	3,326,530
Carolina Group	8,890	686,930

		4,013,460

Transportation — 0.3%
Con-Way, Inc.	750	37,680
FedEx Corp.	9,100	1,009,827
Knight Transportation, Inc.	5,200	100,776
Overseas Shipholding Group, Inc.	5,625	457,875
Ryder Systems, Inc.	10,525	566,245
Vitran Corp., Inc.(b)	5,550	118,437

		2,290,840

Waste Management — 0.2%
Allied Waste Industries, Inc.(b)	88,450	1,190,537
Clean Harbors, Inc.(b)	2,000	98,840
Republic Services, Inc.	2,350	72,004

		1,361,381

Total United States		380,758,800

TOTAL COMMON STOCKS
(Cost $413,176,678)		538,111,683

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF SHARES	VALUE
PREFERRED STOCK — 0.2%
Netherlands — 0.2%
Retail Merchandising — 0.2%
Koninklijke Ahold NV
(Cost $1,703,406)		162,975	$2,044,177

	MATURITY	PAR (000)
TRUST PREFERRED STOCKS — 0.4%
Banks — 0.1%
Bank of America Corp., Capital Securities
8.07%(c)	12/31/26	$225	234,079
First Union Capital I, Capital Securities
7.94%	01/15/27	325	337,990
Mellon Captial IV, Capital Securities
6.24%(f)(g)		250	252,255
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(f)(g)		35	38,013

			862,337

Finance — 0.1%
Goldman Sachs Capital Trust II, Unsecured Notes
5.79%(f)(g)		300	292,783
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities
5.86%(f)(g)		550	538,757

			831,540

Insurance — 0.1%
CHUBB Corp., Capital Securities
6.38%(f)	03/29/67	175	171,132
MetLife, Inc., Junior Subordinated Debentures
6.40%(f)	12/15/66	390	361,277
Progressive Corp., Junior Subordinated Notes
6.70%(f)	06/15/37	310	308,100

			840,509

Yankee — 0.1%
Finance — 0.1%
Credit Suisse (Guernsey), Unsecured Notes
5.86%(f)(g)(h)		530	510,636

TOTAL TRUST PREFERRED STOCKS
(Cost $3,109,157)			3,045,022

		NUMBER OF SHARES
WARRANT — 0.0%
Point North Energy Ltd. (issued 07/24/03, expiring 07/23/08, strike price 5.00 CAD) (acquired 07/24/03, cost $0)(b)(d)(e)
(Cost $0)		13,755	4,261

	MATURITY	PAR (000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp., Unsecured Notes
4.62%	05/28/13	$150	143,546
Federal National Mortgage Assoc., Unsecured Notes
7.25%	01/15/10	1,245	1,304,877
Resolution Funding Corp., Strip Bonds
6.29%(i)	07/15/18	150	83,435
6.30%(i)	10/15/18	150	82,207
Small Business Administration Participation Certificates, Series 97-20F, Class 1
7.20%	06/01/17	510	525,260
Small Business Administration Participation Certificates, Series 97-P10C, Class 1
6.85%	08/01/07	30	30,005
U.S. Treasury Bonds
4.75%	02/15/37	1,395	1,315,333

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $3,422,301)			3,484,663

MORTGAGE PASS-THROUGHS — 12.6%
Federal Home Loan Mortgage Corp. ARM
5.03%(f)	12/01/35	722	711,783
Federal Home Loan Mortgage Corp. Gold
8.50%(j)	07/01/09	0	4
4.00%	05/10-05/19	175	167,673
6.00%	04/13-06/16	121	121,839
4.50%	05/18-08/20	1,450	1,380,717
5.50%	09/21-08/33	3,539	3,472,836
9.50%	12/01/22	234	252,851
8.00%	02/23-08/27	23	24,251
7.50%(j)	09/01/27	0	323
6.50%	01/29-08/32	65	65,997
5.00%	05/01/34	214	201,036
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
6.00%	07/01/22	1,000	1,004,062
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
6.00%	08/13/33	1,000	989,688
5.50%	07/37-08/37	6,000	5,784,685
5.00%	08/01/37	2,000	1,873,750
Federal National Mortgage Assoc.
8.00%	04/08-02/33	165	173,923
7.00%	08/08-10/32	305	314,409
8.50%	02/01/09	5	4,677
6.50%	01/11-09/36	1,496	1,518,665
6.00%	09/11-04/35	2,998	2,983,867
5.50%	04/17-06/36	11,048	10,779,476
5.00%	01/18-12/35	17,476	16,709,447
4.50%	10/01/18	409	389,579
4.00%	06/01/19	877	813,412
7.50%	10/25-01/31	405	424,022
Federal National Mortgage Assoc. 15 Year TBA
4.50%	07/01/22	1,500	1,423,125

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS (Continued)
5.00%	07/01/22	$3,000	$2,898,750
5.50%	07/01/22	1,500	1,477,500
6.00%	07/01/22	2,000	2,008,750
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	14,300	13,790,562
6.00%	07/01/37	18,000	17,803,116
5.00%	08/01/37	3,600	3,371,623
6.50%	08/01/37	1,700	1,714,345
Federal National Mortgage Assoc. ARM
4.19%(f)	12/01/34	1,045	1,030,569
4.77%(f)	01/01/35	754	737,581
Government National Mortgage Assoc. I
6.50%	02/09-11/28	342	348,395
7.50%	11/10-12/10	32	33,019
6.00%	10/23-02/24	257	256,443
7.00%	09/31-05/32	43	44,765
5.50%	04/33-12/34	674	655,061
Government National Mortgage Assoc. II
5.00%(k)	10/20/33	1,178	1,111,798
Government National Mortgage Assoc. II ARM
3.75%(f)	05/20/34	170	169,653

TOTAL MORTGAGE PASS-THROUGHS
(Cost $99,736,933)			99,038,027

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1
5.00%	07/25/19	62	61,087
Countrywide Home Loans, Series 03-27, Class M
3.90%(f)	06/25/33	525	518,347
Countrywide Home Loans, Series 03-58, Class B1
4.60%(f)	02/19/34	198	194,440
Fannie Mae Grantor Trust, Series 03-T1, Class R (IO)
0.51%(l)	11/25/12	6,549	160,391
Federal Home Loan Mortgage Corp., Series 235 (IO)
5.50%(l)	02/01/36	1,332	366,183
Federal Home Loan Mortgage Corp., Series 2529, Class MB
5.00%	11/15/17	100	97,056
Federal Home Loan Mortgage Corp., Series 2574, Class HP
5.00%	02/15/18	1,420	1,356,838
Federal Home Loan Mortgage Corp., Series 2707, Class PW
4.00%	07/15/14	190	188,318
Federal Home Loan Mortgage Corp., Series 2864, Class NA
5.50%	01/15/31	146	145,629
Federal National Mortgage Assoc., Series 03-16, Class BC
5.00%	03/25/18	50	47,890
Federal National Mortgage Assoc., Series 04-88, Class HA
6.50%	07/25/34	62	62,571
Federal National Mortgage Assoc., Series 04-99, Class AO
5.50%	01/25/34	123	122,194
Federal National Mortgage Assoc., Series 05-3, Class AP
5.50%	01/31/35	110	109,649
Federal National Mortgage Assoc., Series 05-51, Class TA
5.50%	05/01/35	1,939	1,920,258
Federal National Mortgage Assoc., Series 379, Class 5 (IO)
5.00%(l)	07/01/36	2,011	469,274
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A
5.63%(f)	11/19/35	872	874,735
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A4
5.93%	12/15/25	825	832,466
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1
6.16%(c)	07/14/16	583	591,757
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C8, Class A1
3.64%	11/15/27	333	326,763
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A1
2.95%	03/15/29	247	239,088
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C6, Class A1
3.88%	08/15/29	186	182,507
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4
5.37%	09/15/39	470	453,888
Master Alternative Loans Trust, Series 04-4, Class 1A1
5.50%	05/25/34	124	120,742
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO)
11.00%(l)	02/17/17	38	9,612
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO)
11.50%(m)	02/17/17	42	36,307
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO)
11.00%(l)	03/06/17	25	7,356
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO)
11.50%(m)	03/06/17	25	20,975
Structured Asset Securities Corp., Series 01-21A, Class B2
7.19%(f)	01/25/32	6	6,398
Structured Asset Securities Corp., Series 03-2A, Class B2II
5.40%(f)	02/25/33	135	134,606
Washington Mutual Mortgage Loan Trust, Series 03-AR8, Class B1
4.19%(f)	08/25/33	335	330,895
Washington Mutual Mortgage Loan Trust, Series 07-OC1, Class A1
5.56%(f)	05/25/37	1,672	1,672,257

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Washington Mutual Mortgage Securities Corp., Series 03-AR3, Class A5
3.93%(f)	04/25/33	$202	$200,053
Washington Mutual Mortgage Securities Corp., Series 03-AR3, Class B2
4.73%(f)	04/25/33	151	150,168
Washington Mutual Mortgage Securities Corp., Series 03-AR4, Class A6
3.42%(f)	05/25/33	622	614,509
Washington Mutual Mortgage Securities Corp., Series 03-AR5, Class A6
3.70%(f)	06/25/33	850	838,819
Washington Mutual Mortgage Securities Corp., Series 03-AR5, Class B2
4.50%(f)	06/25/33	337	332,170
Washington Mutual Mortgage Securities Corp., Series 04-AR1, Class B1
4.49%(f)	03/25/34	1,123	1,105,848
Washington Mutual Mortgage Securities Corp., Series 04-AR3, Class B1
4.17%(f)	06/25/34	224	218,320
Wells Fargo Mortgage Backed Securities, Series 04-K, Class 1A2
4.48%(f)	07/25/34	404	390,579

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,801,221)			15,510,943

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.8%
Bank of America-First Union Commercial Mortgage, Series 01-3, Class A2
5.46%	04/11/37	1,375	1,367,586
Bear Stearns Commercial Mortgage Securities, Inc., Series 99-WF2, Class A2
7.08%	07/15/31	249	254,336
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	475	496,609
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1
5.92%	10/15/36	561	565,369
Bear Stearns Commercial Mortgage Securities, Series 03-T12, Class A4
4.68%	09/13/13	1,025	971,702
CDC Commercial Mortgage Trust, Series 02-FX1, Class A1
5.25%	05/15/19	1,350	1,345,752
Commercial Mortgage Acceptance Corp., Series 98-C2, Class C
6.27%(f)	09/15/30	275	277,230
Commercial Mortgage Acceptance Corp., Series 98-C2, Class E
7.05%(f)	06/15/10	930	968,760
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4, Class D
6.61%	12/15/35	1,450	1,498,440
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3
6.13%	03/15/12	1,000	1,018,602
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	1,090	1,066,135
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	1,010	974,906
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5
3.94%	05/15/38	1,020	932,416
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG1, Class A1B
6.46%	03/10/32	142	143,681
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2
6.66%	01/12/43	970	1,002,222
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2
6.22%	11/12/11	1,140	1,163,321
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/08	128	128,504
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	142	145,956
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	1,295	1,346,557
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4
5.99%(f)	08/10/45	1,225	1,222,818
Impac Commercial Mortgage Backed Trust, Series 04-5, Class 1A1
5.68%(f)	10/25/34	118	118,511
Impac Commercial Mortgage Backed Trust, Series 04-7, Class 1A1
5.69%(f)	11/25/34	330	330,006

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Impac Commercial Mortgage Backed Trust, Series 04-7, Class M4
6.52%(f)	11/25/34	$117	$116,608
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4
5.43%(f)	12/12/43	975	943,706
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class C
7.24%	09/15/29	109	109,273
JPMorgan Commercial Mortgage Finance Corp., Series 99-C7, Class A2
6.51%	10/15/35	459	462,545
JPMorgan Commercial Mortgage Finance Corp., Series 99-PLSI, Class D
7.10%(f)	02/15/32	650	665,084
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B
6.21%	10/15/35	435	437,737
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2
7.32%	10/15/32	250	256,686
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class E
7.47%	10/15/32	125	129,678
Morgan Stanley Capital I, Inc., Series 99-WF1, Class A2
6.21%	11/15/31	393	394,820
Morgan Stanley Capital I, Inc., Series 03-IQ4, Class A2
4.07%	05/15/40	1,025	945,651
Morgan Stanley Capital I, Inc., Series 06-HE2, Class A2A
5.39%(f)	03/25/36	577	576,609
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP1, Class A4
6.66%	02/15/33	910	938,241
Morgan Stanley Dean Witter Capital I, Inc., Series 02-TOP7, Class A1
5.38%	01/15/39	324	323,569
Mortgage Capital Funding, Inc., Series 98-MC2, Class B
6.55%	06/18/30	295	296,036
Nationslink Funding Corp., Series 98-2, Class A2
6.48%	08/20/30	156	156,815
Nationslink Funding Corp., Series 98-2, Class B
6.80%	08/20/30	525	530,403
Nationslink Funding Corp., Series 99-2, Class D
7.22%(f)	06/20/31	175	178,994
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	12/18/33	1,325	1,359,017
Structured Asset Receivables Trust, Series 03-2
5.72%(c)(e)(f)	01/21/09	512	511,829
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO)
2.16%(l)	02/25/28	688	18,910
TIAA Real Estate Collateralized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(c)	06/19/31	1,305	1,330,371
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5
5.76%(f)	05/15/43	1,050	1,046,899
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(c)	05/25/36	370	365,552
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(c)(l)	05/25/36	9,617	445,159

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $30,729,383)			29,879,611

ASSET BACKED SECURITIES — 2.6%
Ace Securities Corp., Series 06-HE2, Class A2A
5.38%(f)	05/25/36	418	418,089
Ameriquest Mortgage Securities, Inc., Series 02-3, Class M2
7.20%(f)	08/25/32	97	97,343
Amortizing Residential Collateral Trust, Series 02-BC3, Class M2
6.42%(f)	06/25/32	109	109,479
Amortizing Residential Collateral Trust, Series 02-BC5, Class M2
6.52%(f)	07/25/32	58	57,678
Bank One Issuance Trust, Series 03, Class A3
5.43%(f)	12/15/10	1,450	1,451,482
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	1,172	1,166,246
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(c)	01/20/09	1,922	1,922,170
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(f)	10/25/36	855	855,400
Centex Home Equity Loan Trust, Series 03-B, Class M3
8.42%(f)	06/25/33	175	174,188
Centex Home Equity, Series 02-A, Class MF2
6.54%	01/25/32	219	216,503
Chase Funding Mortgage Loan Certificates, Series 03-2, Class 1A4
3.99%	08/25/29	43	43,052

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Chase Issuance Trust, Series 06, Class A3
5.31%(f)	07/15/11	$1,075	$1,075,188
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	250	244,778
Countrywide Certificates, Series 02-2, Class M2
7.04%(f)	12/25/31	7	7,035
Countrywide Certificates, Series 03-2, Class M2
6.97%(f)	03/26/33	221	221,828
Countrywide Certificates, Series 03-3, Class B
7.24%(f)	11/25/31	1	1,445
Countrywide Certificates, Series 03-3, Class M6
7.24%(f)	07/25/32	299	306,385
Countrywide Certificates, Series 03-BCI, Class M2
7.32%(f)	09/25/32	57	57,491
Countrywide Certificates, Series 04-13, Class AV4
5.61%(f)	06/25/35	23	22,588
Countrywide Certificates, Series 06-18, Class 2A1
5.37%(f)	07/25/36	1,424	1,423,716
Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class M1
5.77%(f)	05/25/35	275	273,679
General Electric Business Loan Trust, Series 03-1, Class A
5.75%(c)(f)	04/15/31	175	176,246
General Electric Business Loan Trust, Series 03-1, Class B
6.62%(c)(f)	04/15/31	117	118,858
General Electric Business Loan Trust, Series 03-2A, Class B
6.32%(c)(f)	11/15/31	927	937,893
General Electric Business Loan Trust, Series 04-1, Class B
6.02%(c)(f)	05/15/32	199	198,848
Green Tree Financial Corp., Series 96-6, Class A6
7.95%	09/15/27	507	528,266
Green Tree Financial Corp., Series 96-7, Class A6
7.65%	10/15/27	257	263,965
Harley-Davidson Motorcycle Trust, Series 05-2, Class A2
4.07%	02/15/12	1,125	1,109,285
Hedged Mutual Fund Fee Trust, Series 03-1A, Class 2
5.22%(c)	11/30/10	379	381,704
Knollwood CDO Ltd., Series 04-1A, Class C
8.55%(c)(f)	01/10/39	182	165,985
Long Beach Mortgage Loan Trust, Series 03-4, Class M5A
9.32%(f)	08/25/33	56	46,900
Long Beach Mortgage Loan Trust, Series 04-1, Class M5
6.42%(f)	02/25/34	475	476,933
Lothian Mortgages Plc, Series 3A, Class A1
5.50%(c)(f)	07/24/19	96	96,182
Massachusetts RRB Special Purpose Trust, Series 01-1, Class A
6.53%	06/01/15	900	929,387
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.31%(f)	09/15/11	1,650	1,650,276
Nationstar Home Equity Loan Trust, Series 06-B, Class AV1
6.02%(f)	09/25/36	686	686,479
Option One Mortgage Loan Trust, Series 02-6, Class M1
6.44%(f)	11/25/32	41	40,764
Option One Mortgage Loan Trust, Series 02-6, Class M2
7.87%(f)	11/25/32	105	105,278
Option One Mortgage Loan Trust, Series 03-4, Class A4
5.64%(f)	07/25/33	87	87,074
Option One Mortgage Loan Trust, Series 03-4, Class M5A
9.07%(f)	07/25/33	74	57,390
Option One Mortgage Loan Trust, Series 03-5, Class M4
8.22%(f)	08/25/33	37	35,054
Residential Asset Mortgage Products, Inc., Series 03-RZ2, Class B
5.50%(f)	04/25/33	170	135,899
Residential Asset Securities Corp., Series 02-KS4, Class AIIB
5.82%(f)	07/25/32	69	68,782
Residential Asset Securities Corp., Series 03-KS10, Class MII2
6.67%(f)	12/25/33	274	274,388
Residential Asset Securities Corp., Series 04-KS3, Class MII3
7.12%(f)	04/25/34	97	95,478
Structured Asset Investment Loan Trust, Series 03-BC2, Class M2
8.24%(f)	04/25/33	49	48,801
Structured Asset Investment Loan Trust, Series 03-BC3, Class M2
8.24%(f)	04/25/33	21	20,765
USAA Auto Owner Trust, Series 06-2, Class A3
5.32%	09/15/10	1,625	1,625,116

TOTAL ASSET BACKED SECURITIES
(Cost $20,594,642)			20,507,759

CORPORATE BONDS — 5.0%
Banks — 0.5%
Bank of America Corp., Subordinated Bank Notes
6.10%	06/15/17	450	455,100

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Banks (Continued)
Bank of America Corp., Subordinated Notes
7.40%	01/15/11	$325	$344,079
Citigroup, Inc., Senior Unsecured Notes
5.88%	05/29/37	280	266,937
Citigroup, Inc., Subordinated Notes
5.00%	09/15/14	500	475,631
JPMorgan Chase & Co., Subordinated Notes
6.00%(n)	07/05/17	425	425,013
U.S. Bank N.A., Senior Bank Notes
4.40%	08/15/08	575	566,990
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	1,200	1,169,611

			3,703,361

Broadcasting — 0.1%
Cablevision Systems Corp., Senior Unsecured Notes
9.82%(f)	04/01/09	325	339,625
Charter Communications Holdings II LLC, Unsecured Notes
10.25%	09/15/10	235	245,575
Echostar DBS Corp., Senior Unsecured Notes
7.00%	10/01/13	30	29,550
7.12%	02/01/16	25	24,438
News America Holdings, Inc., Senior Debentures
7.75%	01/20/24	25	27,436
News America, Inc., Senior Debentures
7.28%	06/30/28	35	36,657
News America, Inc., Senior Unsecured Notes
6.20%	12/15/34	100	93,219
Univision Communications, Inc., Senior Unsecured Notes
9.75%(c)	03/15/15	80	79,000

			875,500

Chemicals — 0.0%
Equistar Chemicals LP, Senior Unsecured Notes
10.12%	09/01/08	50	52,000
Huntsman International LLC, Senior Subordinated Notes
7.88%(c)	11/15/14	225	241,031

			293,031

Construction — 0.0%
Goodman Global Holdings, Inc., Senior Unsecured Notes
8.36%(f)	06/15/12	145	146,087

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes
6.38%	10/15/15	35	33,075

Energy & Utilities — 0.2%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A
9.00%	01/02/17	221	246,257
CMS Energy Corp., Senior Unsecured Notes
6.55%	07/17/17	255	251,591
Florida Power & Light Co., First Mortgage Bonds
5.62%	04/01/34	150	140,590
Forest Oil Corp., Senior Unsecured Notes
7.25%(c)	06/15/19	130	126,100
NRG Energy, Inc., Senior Unsecured Notes
7.38%	02/01/16	190	190,475
Reliant Energy, Inc., Senior Secured Notes
6.75%	12/15/14	120	122,400
Tesoro Corp., Senior Unsecured Notes
6.50%(c)	06/01/17	250	244,375

			1,321,788

Entertainment & Leisure — 0.3%
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/13-02/26	7	7,765
Comcast Cable Holdings LLC, Senior Notes
7.12%	02/15/28	35	36,012
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	115	118,695
Comcast Corp., Unsecured Notes
6.50%	01/15/17	850	867,813
CSC Holdings, Inc., Senior Unsecured Notes
8.12%	07/15/09	600	612,000
Harrah’s Operating Co., Inc., Senior Notes
5.75%	10/01/17	150	120,000
Riddell Bell Holdings, Inc., Senior Subordinated Notes
8.38%	10/01/12	110	108,350
Seneca Gaming Corp., Senior Unsecured Notes
7.25%	05/01/12	125	126,719
Station Casinos, Inc., Senior Subordinated Notes
6.62%	03/15/18	70	60,200
Time Warner Cos., Inc., Senior Debentures
7.57%	02/01/24	30	32,047

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
Time Warner, Inc., Senior Debentures
7.62%(k)	04/15/31	$200	$214,274

			2,303,875

Finance — 1.3%
Arch Western Finance, Senior Notes
6.75%(f)	07/01/13	400	384,000
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
4.75%	05/15/12	355	345,070
Berkshire Hathaway, Inc., Senior Unsecured Notes
5.40%(f)	01/11/08	60	60,060
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes
4.12%	01/15/10	350	339,573
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	235	230,030
9.75%	09/15/10	135	140,965
Ford Motor Credit Co., Senior Unsecured Notes
8.62%	11/01/10	250	253,922
Ford Motor Credit Co., Unsecured Notes
7.80%	06/01/12	285	278,025
General Electric Capital Corp., Senior Unsecured Notes
5.00%	12/01/10	300	296,009
6.75%(k)	03/15/32	50	54,248
General Electric Capital Corp., Unsecured Notes
5.46%(f)	07/28/08	150	150,176
5.00%	11/15/11	3,445	3,375,993
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%	10/15/13	1,050	1,017,906
JPMorgan Chase & Co., Unsecured Notes
5.60%	06/01/11	550	551,289
Leucadia National Corp., Senior Unsecured Notes
7.12%(c)	03/15/17	200	194,000
Morgan Stanley, Senior Notes
5.60%(f)	01/09/12	1,655	1,651,975
5.55%	04/27/17	115	110,333
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	360	352,557
NSG Holdings LLC, Notes
7.75%(c)	12/15/25	140	141,400
Russian Federation, Unsubordinated Notes
7.50%(f)	03/31/30	100	109,599
TL Acquisitions, Inc., Senior Unsecured Notes
10.50%(c)	01/15/15	290	281,300

			10,318,430

Insurance — 0.0%
Allstate Financial Global Funding LLC, Unsecured Notes
2.50%(c)	06/20/08	325	315,862

Leasing — 0.1%
Rent-A-Center, Senior Subordinated Notes
7.50%	05/01/10	180	182,700
United Rentals N.A., Inc., Senior Subordinated Notes
7.75%	11/15/13	150	150,187
United Rentals N.A., Inc., Senior Unsecured Notes
6.50%	02/15/12	30	29,475

			362,362

Manufacturing — 0.1%
Georgia-Pacific Corp., Senior Unsecured Notes
7.12%(c)	01/15/17	285	273,600
Jarden Corp., Senior Subordinated Notes
7.50%	05/01/17	100	98,750
RBS Global & Rexnord Corp., Senior Subordinated Notes
9.50%	08/01/14	30	30,750
Rexnord LLC, Senior Notes
8.88%	09/01/16	30	30,075
Rock-Tenn Co., Senior Unsecured Notes
8.20%	08/15/11	250	257,500

			690,675

Medical & Medical Services — 0.0%
Health Management Plc, Senior Unsecured Notes
6.12%	04/15/16	230	216,434
Tenet Healthcare Corp., Senior Unsecured Notes
9.88%	07/01/14	60	59,400

			275,834

Medical Instruments & Supplies — 0.0%
Coopers Co., Inc., Senior Unsecured Notes
7.12%(c)	02/15/15	250	247,500

Metal & Mining — 0.1%
Freeport-McMoRan Cooper & Gold, Inc., Senior Unsecured Notes
8.56%(f)	04/01/15	130	136,175
8.38%	04/01/17	440	469,700
TRIMAS Corp., Senior Subordinated Notes
9.88%	06/15/12	100	102,750

			708,625

Motor Vehicles — 0.1%
ArvinMeritor, Inc., Unsecured Notes
8.12%	09/15/15	485	469,844
Lear Corp., Senior Unsecured Notes
8.75%	12/01/16	140	133,350

			603,194

Oil & Gas — 0.1%
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	35	35,995

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
Consolidated Natural Gas, Inc., Senior Debentures
5.00%	03/01/14	$20	$19,056
EXCO Resources, Inc., Senior Secured Notes
7.25%	01/15/11	65	64,675
Newfield Exploration Co., Senior Subordinated Notes
6.62%	09/14-04/16	250	240,950
Targa Resources, Inc., Senior Unsecured Notes
8.50%(c)	11/01/13	10	10,150

			370,826

Paper & Forest Products — 0.0%
Newpage Corp., Senior Secured Notes
10.00%	05/01/12	50	54,000

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Senior Debentures
6.88%	08/01/97	25	25,764
Merck & Co., Inc., Senior Unsecured Notes
4.38%	02/15/13	410	386,782

			412,546

Real Estate — 0.1%
American Real Estate Partners LP, Senior Unsecured Notes
7.12%(c)	02/15/13	380	366,700
The Rouse Co., Senior Unsecured Notes (REIT)
6.75%(c)	05/01/13	375	374,667
The Rouse Co., Unsecured Notes (REIT)
3.62%	03/15/09	400	383,380

			1,124,747

Restaurants — 0.0%
Landry’s Restaurants, Inc., Senior Unsecured Notes
7.50%	12/15/14	120	116,400

Retail Merchandising — 0.1%
Michaels Stores, Inc., Senior Subordinated Notes
11.38%(c)	11/01/16	100	104,500
Michaels Stores, Inc., Senior Unsecured Notes
10.00%(c)	11/01/14	145	148,625
Rite Aid Corp., Notes
9.38%(c)	12/15/15	70	67,200
7.50%	03/01/17	290	279,850
Yankee Candle Co., Inc., Senior Subordinated Notes
9.75%	02/15/17	40	38,700

			638,875

Telecommunications — 0.3%
American Tower Corp., Senior Unsecured Notes
7.50%	05/01/12	800	822,000
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	520	533,000
Citizens Communications Co., Senior Unsecured Notes
7.88%	01/15/27	25	24,312
Qwest Corp., Senior Unsecured Notes
7.88%	09/01/11	100	104,250
Qwest Corp., Unsecured Notes
8.61%(f)	06/15/13	75	81,375
Shaw Communications, Inc., Unsecured Notes
7.20%	12/15/11	175	181,125
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	250	237,164
Superior Essex Communications & Essex Group, Senior Notes
9.00%	04/15/12	425	433,500
Verizon Maryland, Inc., Debentures
5.12%	06/15/33	10	8,092

			2,424,818

Tires & Rubber — 0.0%
Goodyear Tire & Rubber Co., Senior Notes
8.62%(c)	12/01/11	230	242,075

Waste Management — 0.0%
Aleris International, Inc., Senior Unsecured Notes
9.00%(c)	12/15/14	230	232,012

Yankee — 1.5%
Banks — 0.2%
Banco Central de la Republica Dominicana (Dominican Republic), Unsecured Notes
9.04%(b)(h)	01/23/18	33	37,544
Banque Centrale de Tunisie (Tunisia), Senior Unsecured Notes
7.38%(h)	04/25/12	425	453,390
Kazkommerts International BV (Netherlands), Notes
8.00%(h)	11/03/15	640	622,976
Russian Agricultural Bank (Luxembourg), Senior Unsecured Notes
7.18%(c)(h)	05/16/13	100	104,150
Turanalem Finance BV (Netherlands), Unsecured Notes
8.25%(c)(h)	01/22/37	150	144,375
VTB Capital SA (Luxembourg), Unsecured Notes
7.50%(h)	10/12/11	110	115,216

			1,477,651

Electronics — 0.0%
NXP BV (Netherlands), Notes
8.10%(f)(h)	10/15/13	190	190,237

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Energy & Utilities — 0.2%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(f)(h)	04/09/09	$1,485	$1,485,399
Suncor Energy, Inc. (Canada), Unsecured Notes
6.50%(h)	06/15/38	20	20,098

			1,505,497

Finance — 0.0%
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(h)	01/15/08	155	153,530
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(c)(h)	07/31/07	75	74,915

			228,445

Government — 0.6%
AID-Israel (Israel), Unsecured Notes
5.50%(h)	04/24-09/33	185	183,912
Oriental Republic of Uruguay Bonds
7.62%(h)	03/31/36	165	180,675
Republic of Argentina Bonds
8.28%(h)	12/31/33	384	370,681
Republic of Argentina, Notes
5.48%(f)(h)	08/03/12	695	507,350
Republic of Argentina, Unsecured Notes
1.33%(f)	12/31/38	260	107,250
Republic of Brazil Bonds
8.25%(h)	01/20/34	100	122,800
11.00%(h)	08/17/40	195	255,743
Republic of Colombia Bonds
7.38%(h)	09/18/37	170	188,700
Republic of Colombia, Unsecured Notes
7.38%(h)	01/27/17	130	140,920
Republic of El Salvador, Unsecured Notes
7.65%(c)	06/15/35	55	62,838
Republic of Indonesia Bonds
6.62%(c)(h)	02/17/37	100	96,250
Republic of Panama, Debentures
8.88%(h)	09/30/27	95	119,462
Republic of Panama, Unsecured Notes
7.12%(h)	01/29/26	170	181,050
Republic of Peru Bonds
6.55%(h)	03/14/37	355	356,775
Republic of Peru, Unsecured Notes
8.75%(h)	11/21/33	135	174,825
Republic of Philippines, Senior Unsecured Notes
9.00%(h)	02/15/13	370	412,550
Republic of Philippines, Unsecured Notes
8.25%(h)	01/15/14	370	404,225
Republic of Turkey Bonds
8.00%(h)	02/14/34	70	75,338
Republic of Turkey, Unsecured Notes
6.88%(h)	03/17/36	125	118,281
Republic of Venezuela Bonds
9.25%(h)	09/15/27	225	234,562
9.38%(h)	01/13/34	90	93,825
Republic of Venezuela, Unsecured Notes
8.50%(h)	10/08/14	200	202,500
7.65%(h)	04/21/25	25	22,688
Russian Federation, Unsecured Notes
12.75%(c)	06/24/28	120	211,050
Ukraine Government, Unsecured Notes
6.58%(c)	11/21/16	100	99,125

			4,923,375

Manufacturing — 0.1%
Ford Capital BV (Netherlands), Debentures
9.50%(h)	06/01/10	390	395,850

Metal & Mining — 0.0%
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%(h)	04/01/14	10	11,083

Oil & Gas — 0.1%
Gazprom Capital (Luxembourg), Bonds
6.51%(c)(h)	03/07/22	100	98,700
Gazprom Capital (Luxembourg), Unsecured Notes
9.62%(c)(h)	03/01/13	200	231,760
6.21%(c)(h)	11/22/16	190	185,060
OPTi, Inc. (Canada), Notes
8.25%(c)(h)	12/15/14	175	177,625

			693,145

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes
9.10%(f)(h)	10/01/10	400	333,000
Domtar, Inc. (Canada), Senior Unsecured Notes
7.12%(h)	08/15/15	100	96,875
Domtar, Inc. (Canada), Unsecured Notes
5.38%(h)	12/01/13	100	89,750
Norske Skog Canada Ltd. (Canada), Senior Unsecured Notes
8.62%(h)	06/15/11	50	48,375

			568,000

Telecommunications — 0.2%
America Movil SAB de CV (Mexico), Unsecured Notes
6.38%(h)	03/01/35	75	73,673
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%(h)	03/15/15	500	535,604

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Telecommunications (Continued)
Telecom Italia Capital (Italy), Senior Unsecured Notes
4.95%(h)	09/30/14	$475	$440,100
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
6.42%(h)	06/20/16	150	152,093
7.04%(h)	06/20/36	150	155,337
Vimpelcom (Luxembourg), Notes
8.25%	05/23/16	100	104,500
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes
7.75%(h)	02/15/10	125	131,300
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(c)(h)	12/01/15	115	131,962

			1,724,569

Total Yankee			11,717,852

TOTAL CORPORATE BONDS
(Cost $39,935,757)			39,533,350

FOREIGN BONDS — 0.6%
Brazil — 0.0%
Republic of Brazil, Unsecured Notes (BRL)
10.25%	10/10/28	300	175,739

Finland — 0.1%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	54,400	441,059

Germany — 0.1%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(f)	08/08/11	66,000	536,115

Japan — 0.1%
Nippon Telegraph & Telephone Corp., Unsecured Notes (JPY)
2.50%	07/25/07	41,000	333,347
Pfizer, Inc. Bonds (JPY)
0.80%	03/18/08	66,000	535,384

			868,731

Luxembourg — 0.0%
Gazprom Capital, Unsecured Notes (EUR)
5.88%(c)	06/01/15	250	340,055

Mexico — 0.3%
Mexican Bonos (MXP)
10.00%	11/20/36	9,500	1,111,843
Mexican Fixed Rate Bonds (MXP)
9.00%	12/11-12/12	2,810	274,605
8.00%	12/13-12/23	6,930	657,871

			2,044,319

South Africa — 0.0%
Republic of South Africa Bonds (ZAR)
13.50%	09/15/15	500	91,332

TOTAL FOREIGN BONDS
(Cost $4,524,786)			4,497,350

TAXABLE MUNICIPAL BONDS — 0.1%
Atlantic Marine Corp. Communities, Notes (Delaware)
5.34%(c)	12/01/45	600	544,560
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1
6.19%(c)	04/01/49	25	25,593

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $625,000)			570,153

		NUMBER OF SHARES
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI South Korea Index Fund		38,000	2,285,320
iShares Russell 2000 Value Index Fund		1,463	120,493

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,211,422)			2,405,813

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 9.4%
Alpine Securitization Corp.
5.27%	08/02/07	$13,000	12,939,102
Apreco LLC
5.24%	08/29/07	3,201	3,173,484
Atlantic Asset Securitization Corp.
5.32%	07/30/07	700	697,000
CAFCO LLC
5.24%	07/06/07	1,000	999,272
Chariot Funding LLC
5.30%	07/30/07	700	697,011
Crown Point Capital Co.
5.24%	07/11/07	11,186	11,169,718
Federal National Mortgage Assoc., Discount Notes
5.13%(i)	07/23/07	1,000	996,865
K2 (USA) LLC
5.25%	07/16/07	5,000	4,989,063
Kitty Hawk Funding Corp.
5.28%	07/16/07	1,194	1,191,373
Liberty Street Funding Corp.
5.30%	08/02/07	700	696,702
Ranger Funding Co.
5.26%	08/21/07	8,000	7,940,387
Three Rivers Funding Corp.
5.29%	07/11/07	1,308	1,306,078
U.S. Treasury Bills
3.00%(i)	07/05/07	4,000	3,998,667
4.20%(i)	08/02/07	15,000	14,944,000
Yorktown Capital LLC
5.27%	07/09/07	1,000	998,829
Galileo Money Market Fund,
5.04%(o)		7,697	7,696,680

TOTAL SHORT TERM INVESTMENTS
(Cost $74,434,231)			74,434,231

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)		NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS PURCHASED — 0.1%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		560	(p)	$158,088
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		240	(p)	101,254
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		330	(p)	87,153
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		391	(p)	163,595

TOTAL CALL SWAPTIONS PURCHASED
(Cost $650,783)				510,090

PUT OPTION PURCHASED — 0.3%
SPDR Trust Series 1, Strike Price $148, Expires 12/31/07
(Cost $2,284,200)		5,400		2,538,000

PUT SWAPTIONS PURCHASED — 0.1%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		560	(p)	314,272
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		240	(p)	179,331
Deutsche Bank, Strike Rate 5.900%, Expires 08/31/07		410	(p)	16,031
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		330	(p)	194,238
Lehman Brothers, Strike ASSET ALLOCATION PORTFOLIO (CONTINUED) Rate 6.025%, Expires 06/08/12		391	(p)	148,775

TOTAL PUT SWAPTIONS PURCHASED
(Cost $688,667)				852,647

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS AND OPTION WRITTEN — 106.2%
(Cost $713,628,567(a))				836,967,780

	MATURITY	PAR (000)
MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (2.9)%
Federal Home Loan Mortgage Corp. Gold 15 Year
5.50%	07/01/22	$(2,500)		(2,461,720)
Federal Home Loan Mortgage Corp. Gold 30 Year
5.50%	07/01/37	(1,000)		(964,375)
Federal National Mortgage Assoc. 15 Year
5.00%	07/01/22	(5,000)		(4,831,250)
5.50%	07/01/22	(5,000)		(4,925,000)
6.00%	07/01/22	(1,000)		(1,004,375)
Federal National Mortgage Assoc. 30 Year
5.00%	07/01/37	(2,800)		(2,622,374)
5.50%	07/01/37	(4,900)		(4,725,438)
6.00%	07/01/37	(1,200)		(1,186,874)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $22,696,473)				(22,721,406)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(320	)(p)	(18,741)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(140	)(p)	(30,940)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(50	)(p)	(13,630)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(330	)(p)	(16,434)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $287,718)				(79,745)

PUT OPTION WRITTEN — (0.2)%
SPDR Trust Series 1, Strike Price $140, Expires 12/31/07
(Premiums received $1,263,580)		(5,400)		(1,674,000)

PUT SWAPTIONS WRITTEN — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(320	)(p)	(152,512)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(140	)(p)	(62,356)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(50	)(p)	(19,473)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(330	)(p)	(158,334)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $287,718)				(392,675)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS AND OPTION WRITTEN — 103.1%				812,099,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%				(24,157,595)

NET ASSETS — 100.0%				$787,942,359

(a)	Cost for federal income tax purposes is $717,404,875. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$129,027,093
Gross unrealized depreciation	(9,464,188)

$119,562,905

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 1.7% of its net assets, with a current market value of $13,727,126, in securities restricted as to resale.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of June 30, 2007, the Portfolio held 0.1% of its net assets, with a current market value of $949,542 and an original cost of $632,243 in these securities.
(e)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.1% of its net assets, with a current market value of $878,777 in these securities.
(f)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(g)	The security is a perpetual bond and has no stated maturity date.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	The rate shown is the effective yield at the time of purchase.
(j)	Par held at June 30, 2007 is less than $500.
(k)	Security, or a portion thereof, pledged as collateral with a value of $1,380,321 on 118 long U.S. Treasury Note futures contracts, 207 short U.S. Treasury Note futures contracts, 118 long U.S. Treasury Bond futures contracts, 23 long Euro-Bund futures contracts, 30 long SPI 200 index futures contracts, 16 long DAX index futures contracts and 140 long FTSE/JSE top 40 index futures contracts expiring September 2007 and 39 Euro-dollar futures contracts expiring December 2007. The value of such contracts on June 30, 2007 was $79,076,742, with an unrealized loss of $115,124 (including commissions of $1,757).
(l)	The rate shown is the effective yield as of June 30, 2007.
(m)	Interest rate of underlying collateral.
(n)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2007, this security had a total market value of $425,013 which represents 0.1% of net assets.
(o)	Represents current yield as of June 30, 2007.
(p)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

KEY TO INVESTMENT ABBREVIATIONS

ADR	American Depository Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IO	Interest Only
JPY	Japanese Yen
LP	Limited Partnership
MXP	Mexican Peso
PO	Principal Only
REIT	Real Estate Investment Trust
TBA	To Be Announced
ZAR	South African Rand

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

BLACKROCK EXCHANGE PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 100.0%
Aerospace — 6.5%
The Boeing Co.	131,800	$12,673,888
General Dynamics Corp.	93,000	7,274,460

		19,948,348

Banks — 2.0%
JPMorgan Chase & Co.	124,728	6,043,072

Beverages & Bottling — 4.8%
Anheuser-Busch Cos., Inc.	192,315	10,031,150
The Coca-Cola Co.	87,735	4,589,418

		14,620,568

Computer & Office Equipment — 8.5%
Dell, Inc.(b)	25,183	718,975
Hewlett-Packard Co.	349,270	15,584,427
International Business Machines Corp.	92,371	9,722,048

		26,025,450

Computer Software & Services — 3.6%
First Data Corp.	4,453	145,480
Microsoft Corp.	367,277	10,823,653

		10,969,133

Conglomerates — 4.3%
Berkshire Hathaway, Inc. - Class B(b)	3,687	13,291,635

Electronics — 0.9%
Agilent Technologies, Inc.(b)	29,749	1,143,552
Intel Corp.	70,215	1,668,308

		2,811,860

Finance — 13.6%
American Express Co.	305,626	18,698,199
Ameriprise Financial, Inc.	61,125	3,885,716
SLM Corp.	233,200	13,427,656
Western Union Co.	266,480	5,550,778

		41,562,349

Food & Agriculture — 0.8%
General Mills, Inc.	8,497	496,395
Kraft Foods, Inc. - Class A	53,285	1,878,296

		2,374,691

Insurance — 2.2%
American International Group, Inc.	94,900	6,645,847

Machinery & Heavy Equipment — 3.2%
Caterpillar, Inc.	124,256	9,729,245

Manufacturing — 4.0%
General Electric Co.	317,848	12,167,221

Medical & Medical Services — 3.3%
Millipore Corp.(b)	135,965	10,209,612

Medical Instruments & Supplies — 3.5%
Johnson & Johnson	124,195	7,652,896
Medtronic, Inc.	60,000	3,111,600

		10,764,496

Oil & Gas — 14.9%
BP Plc - ADR	116,846	8,429,270
Exxon Mobil Corp.	224,345	18,818,059
Schlumberger Ltd.	191,551	16,270,342
Transocean, Inc.(b)	21,148	2,241,265

		45,758,936

Pharmaceuticals — 8.9%
AstraZeneca Plc	76,000	4,064,480
Merck & Co., Inc.	83,999	4,183,150
Novartis AG - ADR	169,030	9,477,512
Pfizer, Inc.	89,719	2,294,115
Wyeth	125,465	7,194,163

		27,213,420

Retail Merchandising — 7.6%
Target Corp.	248,429	15,800,084
Wal-Mart Stores, Inc.	154,700	7,442,617

		23,242,701

Soaps & Cosmetics — 4.9%
The Procter & Gamble Co.	246,400	15,077,216

Telecommunications — 0.7%
Vodafone Group Plc - ADR	64,452	2,167,521

Tobacco — 1.8%
Altria Group, Inc.	77,000	5,400,780

TOTAL COMMON STOCKS
(Cost $69,894,440)		306,024,101

SHORT TERM INVESTMENT — 0.0%
Galileo Money Market Fund,
5.04%(c)
(Cost $120,948)	120,948	120,948

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $70,015,388(a))		306,145,049
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		130,284

NET ASSETS — 100.0%		$306,275,333

(a)	Cost for federal income tax purposes is $65,454,149. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$241,067,511
Gross unrealized depreciation	(376,611)

$240,690,900

(b)	Non-income producing security.
(c)	Represents current yield as of June 30, 2007.

KEY TO INVESTMENT ABBREVIATIONS

ADR	American Depository Receipt

1

BlackRock Index Equity Portfolio of S&P 500 Index Series

Schedule of Investments as of June 30, 2007 (Unaudited)

Beneficial Interest	Mutual Funds	Value
$ 1,091,763,513	Master S&P 500 Index Series	$1,069,356,738

	Total Investments (Cost - $1,093,594,711) - 100.1%	1,069,356,738
	Liabilities in Excess of Other Assets - (0.1%)	(701,726)

	Net Assets - 100.0%	$1,068,655,012

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007 (unaudited)

Industry	Shares Held	Common Stocks	Value
Aerospace & Defense - 2.6%	232,461	Boeing Co.	$22,353,450
	116,157	General Dynamics Corp.	9,085,801
	40,149	Goodrich Corp.	2,391,274
	235,074	Honeywell International, Inc.	13,229,965
	33,767	L-3 Communications Holdings, Inc.	3,288,568
	101,651	Lockheed Martin Corp.	9,568,409
	104,662	Northrop Grumman Corp.	8,150,030
	29,900	Precision Castparts Corp.	3,628,664
	131,183	Raytheon Co.	7,069,452
	50,316	Rockwell Collins, Inc.	3,554,322
	294,611	United Technologies Corp. (e)	20,896,758

			103,216,693

Air Freight & Logistics - 0.9%	51,692	CH Robinson Worldwide, Inc.	2,714,864
	87,556	FedEx Corp.	9,716,089
	315,187	United Parcel Service, Inc. Class B (e)	23,008,651

			35,439,604

Airlines - 0.1%	226,470	Southwest Airlines Co.	3,376,668

Auto Components - 0.2%	60,683	The Goodyear Tire & Rubber Co. (a)	2,109,341
	55,190	Johnson Controls, Inc.	6,389,346

			8,498,687

Automobiles - 0.4%	544,082	Ford Motor Co. (e)	5,125,252
	169,898	General Motors Corp. (e)	6,422,144
	74,629	Harley-Davidson, Inc. (e)	4,448,635

			15,996,031

Beverages - 2.1%	221,609	Anheuser-Busch Cos., Inc.	11,559,125
	26,813	Brown-Forman Corp. Class B	1,959,494
	597,683	The Coca-Cola Co.	31,264,798
	93,423	Coca-Cola Enterprises, Inc.	2,242,152
	60,756	Constellation Brands, Inc. Class A (a)	1,475,156
	16,250	Molson Coors Brewing Co. Class B	1,502,475
	46,273	Pepsi Bottling Group, Inc.	1,558,475
	482,624	PepsiCo, Inc.	31,298,166

			82,859,841

Biotechnology - 1.1%	343,140	Amgen, Inc. (a)	18,972,211
	85,622	Biogen Idec, Inc. (a)	4,580,777
	105,236	Celgene Corp. (a)(e)	6,033,180
	74,923	Genzyme Corp. (a)	4,825,041
	264,982	Gilead Sciences, Inc. (a)(e)	10,273,352

			44,684,561

Building Products - 0.2%	56,721	American Standard Cos., Inc.	3,345,404
	123,407	Masco Corp.	3,513,397

			6,858,801

Capital Markets - 3.7%	75,573	Ameriprise Financial, Inc.	4,804,176
	222,364	The Bank of New York Co., Inc. (a)	9,214,764
	32,923	The Bear Stearns Cos., Inc.	4,609,220
	313,894	The Charles Schwab Corp.	6,441,105
	119,982	E*Trade Financial Corp. (a)	2,650,402
	27,748	Federated Investors, Inc. Class B	1,063,581
	49,022	Franklin Resources, Inc.	6,493,944
	121,313	The Goldman Sachs Group, Inc. (e)	26,294,593
	64,532	Janus Capital Group, Inc.	1,796,571
	40,254	Legg Mason, Inc.	3,960,189
	154,576	Lehman Brothers Holdings, Inc. (e)	11,519,004
	119,999	Mellon Financial Corp. (e)	5,279,956
	260,038	Merrill Lynch & Co., Inc. (b)	21,733,976

1

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	315,333	Morgan Stanley	$26,450,132
	59,661	Northern Trust Corp.	3,832,623
	119,915	State Street Corp. (e)	8,202,186
	74,040	T. Rowe Price Group, Inc. (e)	3,841,936

			148,188,358

Chemicals - 1.6%	63,718	Air Products & Chemicals, Inc.	5,121,016
	20,132	Ashland, Inc.	1,287,441
	274,553	The Dow Chemical Co.	12,140,734
	264,937	E.I. du Pont de Nemours & Co.	13,469,397
	26,162	Eastman Chemical Co.	1,683,001
	58,895	Ecolab, Inc.	2,514,817
	30,602	Hercules, Inc. (a)	601,329
	25,264	International Flavors & Fragrances, Inc.	1,317,265
	162,572	Monsanto Co. (e)	10,980,113
	48,747	PPG Industries, Inc.	3,710,134
	93,557	Praxair, Inc.	6,735,168
	46,726	Rohm & Haas Co.	2,554,978
	40,945	Sigma-Aldrich Corp.	1,747,123

			63,862,516

Commercial Banks - 3.7%	160,996	BB&T Corp.	6,549,317
	51,543	Comerica, Inc.	3,065,262
	49,151	Commerce Bancorp, Inc. (e)	1,818,095
	37,362	Compass Bancshares, Inc.	2,577,231
	167,097	Fifth Third Bancorp (e)	6,645,448
	42,958	First Horizon National Corp. (e)	1,675,362
	111,229	Huntington Bancshares, Inc. (e)	2,529,347
	121,882	KeyCorp	4,184,209
	25,166	M&T Bank Corp.	2,690,245
	69,823	Marshall & Ilsley Corp. (e)	3,325,669
	170,405	National City Corp. (e)	5,677,895
	102,149	The PNC Financial Services Group, Inc. (b)	7,311,825
	213,848	Regions Financial Corp.	7,078,369
	103,711	SunTrust Banks, Inc.	8,892,181
	87,263	Synovus Financial Corp.	2,678,974
	518,111	U.S. Bancorp (e)	17,071,757
	565,161	Wachovia Corp. (e)	28,964,501
	993,190	Wells Fargo & Co.	34,930,492
	28,430	Zions Bancorporation	2,186,551

			149,852,730

Commercial Services & Supplies - 0.5%	75,842	Allied Waste Industries, Inc. (a)	1,020,833
	29,712	Avery Dennison Corp.	1,975,254
	44,997	Cintas Corp.	1,774,232
	40,554	Equifax, Inc. (e)	1,801,409
	34,451	Monster Worldwide, Inc. (a)	1,415,936
	65,962	Pitney Bowes, Inc.	3,088,341
	59,122	RR Donnelley & Sons Co.	2,572,398
	49,092	Robert Half International, Inc.	1,791,858
	156,295	Waste Management, Inc.	6,103,320

			21,543,581

Communications Equipment - 2.6%	134,564	Avaya, Inc. (a)	2,266,058
	23,401	Ciena Corp. (a)	845,478
	1,790,904	Cisco Systems, Inc. (a)	49,876,676
	465,849	Corning, Inc. (a)	11,902,442
	59,672	JDS Uniphase Corp. (a)	801,395

2

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	173,783	Juniper Networks, Inc. (a)(e)	$4,374,118
	717,008	Motorola, Inc.	12,691,042
	491,901	QUALCOMM, Inc.	21,343,584
	143,084	Tellabs, Inc. (a)	1,539,584

			105,640,377

Computers & Peripherals - 3.9%	251,803	Apple Computer, Inc. (a)	30,730,038
	664,621	Dell, Inc. (a)	18,974,930
	627,438	EMC Corp. (a)(e)	11,356,628
	795,311	Hewlett-Packard Co. (e)	35,486,777
	401,791	International Business Machines Corp.	42,288,503
	28,044	Lexmark International, Inc. Class A (a)	1,382,850
	52,702	NCR Corp. (a)	2,768,963
	113,900	Network Appliance, Inc. (a)	3,325,880
	54,581	QLogic Corp. (a)	908,774
	58,047	SanDisk Corp. (a)	2,840,820
	1,018,329	Sun Microsystems, Inc. (a)	5,356,411

			155,420,574

Construction & Engineering - 0.1%	24,118	Fluor Corp.	2,686,022

Construction Materials - 0.1%	28,172	Vulcan Materials Co.	3,226,821

Consumer Finance - 0.9%	353,374	American Express Co.	21,619,421
	119,719	Capital One Financial Corp. (e)	9,390,758
	124,373	SLM Corp.	7,161,397

			38,171,576

Containers & Packaging - 0.2%	31,933	Ball Corp.	1,697,878
	30,430	Bemis Co.	1,009,667
	42,889	Pactiv Corp. (a)	1,367,730
	48,487	Sealed Air Corp.	1,504,067
	35,045	Temple-Inland, Inc.	2,156,319

			7,735,661

Distributors - 0.1%	50,197	Genuine Parts Co.	2,489,771

Diversified Consumer Services - 0.1%	39,331	Apollo Group, Inc. Class A (a)	2,298,110
	103,536	H&R Block, Inc.	2,419,636

			4,717,746

Diversified Financial Services - 5.0%	1,319,353	Bank of America Corp.	64,503,168
	61,429	CIT Group, Inc.	3,368,152
	9,864	Chicago Mercantile Exchange Holdings, Inc. (e)	5,270,927
	1,464,879	Citigroup, Inc.	75,133,644
	1,026,404	JPMorgan Chase & Co.	49,729,274
	72,255	Moody’s Corp. (e)	4,494,261

			202,499,426

Diversified Telecommunication	1,847,791	AT&T Inc.	76,683,327
Services - 3.1%	36,215	CenturyTel, Inc.	1,776,346
	112,104	Citizens Communications Co.	1,711,828
	40,456	Embarq Corp.	2,563,696
	472,726	Qwest Communications International Inc. (a)(e)	4,585,442
	859,657	Verizon Communications, Inc. (e)	35,392,079
	130,540	Windstream Corp.	1,926,770

			124,639,488

Electric Utilities - 1.8%	45,318	Allegheny Energy, Inc. (a)	2,344,753
	123,155	American Electric Power Co., Inc.	5,546,901
	357,534	Duke Energy Corp.	6,542,872
	95,547	Edison International (e)	5,362,098
	57,470	Entergy Corp.	6,169,405
	201,611	Exelon Corp.	14,636,959
	124,264	FPL Group, Inc.	7,050,739

3

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	91,934	FirstEnergy Corp.	$5,950,888
	108,669	PPL Corp.	5,084,623
	26,658	Pinnacle West Capital Corp.	1,062,321
	80,960	Progress Energy, Inc.	3,690,966
	220,500	The Southern Co. (e)	7,560,945

			71,003,470

Electrical Equipment - 0.4%	52,750	Cooper Industries Ltd. Class A	3,011,497
	242,230	Emerson Electric Co.	11,336,364
	51,011	Rockwell Automation, Inc.	3,542,204

			17,890,065

Electronic Equipment &	125,049	Agilent Technologies, Inc. (a)	4,806,883
Instruments - 0.2%	49,386	Jabil Circuit, Inc.	1,089,949
	46,940	Molex, Inc.	1,408,669
	256,965	Solectron Corp. (a)	945,631
	25,094	Tektronix, Inc.	846,672

			9,097,804

Energy Equipment & Services - 2.0%	86,933	BJ Services Co.	2,472,375
	90,045	Baker Hughes, Inc.	7,575,486
	40,109	ENSCO International, Inc.	2,447,050
	276,151	Halliburton Co.	9,527,209
	83,579	Nabors Industries Ltd. (a)	2,789,867
	50,545	National Oilwell Varco, Inc. (a)(e)	5,268,811
	36,173	Noble Corp.	3,527,591
	36,540	Rowan Cos., Inc.	1,497,409
	348,790	Schlumberger Ltd. (e)	29,626,223
	58,401	Smith International, Inc.	3,424,635
	83,053	Transocean, Inc. (a)(e)	8,801,957
	105,639	Weatherford International Ltd. (a)(e)	5,835,498

			82,794,111

Food & Staples Retailing - 2.3%	450,752	CVS Corp./Caremark Corp.	16,429,910
	130,024	Costco Wholesale Corp. (e)	7,609,004
	211,741	The Kroger Co.	5,956,274
	55,810	SUPERVALU Inc.	2,585,119
	176,015	SYSCO Corp. (e)	5,806,735
	125,410	Safeway, Inc. (e)	4,267,702
	724,309	Wal-Mart Stores, Inc.	34,846,506
	292,744	Walgreen Co. (e)	12,746,074
	38,982	Whole Foods Market, Inc. (e)	1,493,011

			91,740,335

Food Products - 1.5%	187,918	Archer-Daniels-Midland Co.	6,218,206
	64,462	Campbell Soup Co.	2,501,770
	139,620	ConAgra Foods, Inc.	3,750,193
	40,749	Dean Foods Co.	1,298,671
	99,160	General Mills, Inc.	5,792,927
	91,607	H.J. Heinz Co.	4,348,584
	56,346	The Hershey Co.	2,852,235
	77,786	Kellogg Co.	4,028,537
	477,351	Kraft Foods, Inc.	16,826,623
	38,948	McCormick & Co., Inc.	1,487,035
	222,605	Sara Lee Corp.	3,873,327
	77,945	Tyson Foods, Inc. Class A	1,795,853
	69,219	Wm. Wrigley Jr. Co. (e)	3,828,503

			58,602,464

Gas Utilities - 0.2%	12,658	Nicor, Inc.	543,281
	50,796	Questar Corp.	2,684,569

4

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	185,561	Spectra Energy Corp.	$4,817,164

			8,045,014

Health Care Equipment &	13,648	Bausch & Lomb, Inc.	947,717
Supplies - 1.6%	188,177	Baxter International, Inc.	10,601,892
	72,224	Becton Dickinson & Co. (e)	5,380,688
	77,091	Biomet, Inc.	3,524,600
	350,813	Boston Scientific Corp. (a)(e)	5,381,471
	33,306	CR Bard, Inc.	2,752,075
	44,727	Hospira, Inc. (a)	1,746,142
	341,057	Medtronic, Inc.	17,687,216
	101,115	St. Jude Medical, Inc. (a)	4,195,261
	91,239	Stryker Corp.	5,756,269
	38,409	Varian Medical Systems, Inc. (a)	1,632,767
	69,710	Zimmer Holdings, Inc. (a)	5,917,682

			65,523,780

Health Care Providers &	157,211	Aetna, Inc.	7,766,223
Services - 2.2%	52,191	AmerisourceBergen Corp.	2,581,889
	115,216	Cardinal Health, Inc.	8,138,858
	91,557	Cigna Corp. (e)	4,781,107
	50,499	Coventry Health Care, Inc. (a)	2,911,267
	74,370	Express Scripts, Inc. (a)	3,719,244
	46,284	Humana, Inc. (a)	2,819,158
	38,623	Laboratory Corp. of America Holdings (a)(e)	3,022,636
	19,253	Manor Care, Inc.	1,257,028
	90,691	McKesson Corp. (e)	5,408,811
	82,518	Medco Health Solutions, Inc. (a)	6,435,579
	42,666	Patterson Cos., Inc. (a)	1,590,162
	43,342	Quest Diagnostics, Inc. (e)	2,238,614
	135,085	Tenet Healthcare Corp. (a)(e)	879,403
	396,745	UnitedHealth Group, Inc.	20,289,539
	180,134	WellPoint, Inc. (a)	14,380,097

			88,219,615

Health Care Technology - 0.0%	60,001	IMS Health, Inc.	1,927,832

Hotels, Restaurants & Leisure - 1.5%	126,785	Carnival Corp. (e)	6,183,304
	44,459	Darden Restaurants, Inc.	1,955,751
	51,589	Harrah’s Entertainment, Inc.	4,398,478
	109,846	Hilton Hotels Corp. (e)	3,676,546
	94,668	International Game Technology	3,758,320
	102,619	Marriott International, Inc. Class A	4,437,246
	354,501	McDonald’s Corp.	17,994,471
	215,591	Starbucks Corp. (a)	5,657,108
	60,511	Starwood Hotels & Resorts Worldwide, Inc.	4,058,473
	28,933	Wendy’s International, Inc.	1,063,288
	60,585	Wyndham Worldwide Corp. (a)	2,196,812
	153,782	Yum! Brands, Inc.	5,031,747

			60,411,544

Household Durables - 0.6%	18,907	Black & Decker Corp.	1,669,677
	37,954	Centex Corp.	1,521,955
	81,211	DR Horton, Inc. (e)	1,618,535
	42,851	Fortune Brands, Inc. (e)	3,529,637
	20,057	Harman International Industries, Inc.	2,342,658
	20,591	KB Home	810,668
	54,352	Leggett & Platt, Inc.	1,198,462
	38,991	Lennar Corp. Class A (e)	1,425,511
	78,733	Newell Rubbermaid, Inc.	2,317,112

5

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	66,925	Pulte Homes, Inc.	$1,502,466
	16,879	Snap-On, Inc.	852,558
	23,289	The Stanley Works	1,413,642
	20,797	Whirlpool Corp.	2,312,626

			22,515,507

Household Products - 1.9%	48,237	Clorox Co.	2,995,518
	148,284	Colgate-Palmolive Co.	9,616,217
	131,355	Kimberly-Clark Corp.	8,786,336
	930,894	The Procter & Gamble Co.	56,961,404

			78,359,475

IT Services - 1.1%	30,538	Affiliated Computer Services, Inc. Class A (a)	1,732,115
	168,643	Automatic Data Processing, Inc. (e)	8,174,126
	41,051	Cognizant Technology Solutions Corp. (a)	3,082,520
	51,351	Computer Sciences Corp. (a)	3,037,412
	41,381	Convergys Corp. (a)	1,003,075
	151,672	Electronic Data Systems Corp.	4,205,865
	48,264	Fidelity National Information Services, Inc.	2,619,770
	214,830	First Data Corp.	7,018,496
	56,282	Fiserv, Inc. (a)	3,196,818
	104,379	Paychex, Inc.	4,083,306
	96,190	Unisys Corp. (a)	879,177
	224,753	The Western Union Co.	4,681,605

			43,714,285

Independent Power Producers &	191,863	The AES Corp. (a)	4,197,962
Energy Traders - 0.5%	56,649	Constellation Energy Group, Inc.	4,938,093
	124,551	Dynegy, Inc. Class A (a)	1,175,761
	134,000	TXU Corp. (e)	9,018,200

			19,330,016

Industrial Conglomerates - 3.9%	212,485	3M Co.	18,441,573
	3,029,937	General Electric Co. (e)	115,985,988
	34,069	Textron, Inc.	3,751,338
	584,004	Tyco International Ltd. (a)	19,733,495

			157,912,394

Insurance - 4.7%	92,131	ACE Ltd.	5,760,030
	30,281	AMBAC Financial Group, Inc.	2,640,200
	90,931	AON Corp. (e)	3,874,570
	147,374	Aflac, Inc. (e)	7,575,024
	181,400	The Allstate Corp. (e)	11,157,914
	766,493	American International Group, Inc.	53,677,505
	30,052	Assurant, Inc.	1,770,664
	119,197	Chubb Corp. (e)	6,453,326
	50,762	Cincinnati Financial Corp.	2,203,071
	125,975	Genworth Financial, Inc. Class A	4,333,540
	90,724	Hartford Financial Services Group, Inc.	8,937,221
	88,031	Lincoln National Corp.	6,245,799
	130,470	Loews Corp.	6,651,361
	43,459	MBIA, Inc. (e)	2,704,019
	162,060	Marsh & McLennan Cos., Inc.	5,004,413
	226,246	MetLife, Inc.	14,588,342
	83,898	Principal Financial Group, Inc.	4,890,414
	229,947	The Progressive Corp.	5,502,632
	139,539	Prudential Financial, Inc.	13,567,377
	35,594	Safeco Corp.	2,216,082
	31,320	Torchmark Corp.	2,098,440
	203,446	The Travelers Cos., Inc.	10,884,362

6

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	93,167	UnumProvident Corp.	$2,432,590
	49,435	XL Capital Ltd. Class A	4,166,876

			189,335,772

Internet & Catalog Retail - 0.2%	88,260	Amazon.com, Inc. (a)(e)	6,037,867
	65,727	IAC/InterActiveCorp (a)	2,274,811

			8,312,678

Internet Software & Services - 1.4%	339,488	eBay, Inc. (a)(e)	10,924,724
	63,439	Google, Inc. Class A (a)(e)	33,202,704
	77,773	VeriSign, Inc. (a)	2,467,737
	354,240	Yahoo! Inc. (a)	9,610,531

			56,205,696

Leisure Equipment & Products - 0.2%	26,446	Brunswick Corp.	862,933
	91,427	Eastman Kodak Co. (e)	2,544,413
	49,504	Hasbro, Inc.	1,554,921
	114,088	Mattel, Inc.	2,885,286

			7,847,553

Life Sciences Tools & Services - 0.3%	57,286	Applera Corp. - Applied Biosystems Group	1,749,514
	13,383	Millipore Corp. (a)	1,004,929
	32,461	PerkinElmer, Inc.	845,934
	116,066	Thermo Fisher Scientific, Inc. (a)	6,002,934
	33,169	Waters Corp. (a)	1,968,912

			11,572,223

Machinery - 1.7%	192,116	Caterpillar, Inc.	15,042,683
	28,181	Cummins, Inc.	2,852,199
	71,451	Danaher Corp. (e)	5,394,551
	66,004	Deere & Co. (e)	7,969,323
	58,887	Dover Corp.	3,012,070
	46,883	Eaton Corp.	4,360,119
	52,682	ITT Corp.	3,597,127
	118,629	Illinois Tool Works, Inc. (e)	6,428,506
	95,498	Ingersoll-Rand Co. Class A	5,235,200
	73,585	PACCAR, Inc.	6,404,838
	35,675	Pall Corp.	1,640,693
	35,779	Parker Hannifin Corp.	3,503,122
	30,434	Terex Corp. (a)	2,474,284

			67,914,715

Media - 3.3%	218,312	CBS Corp. Class B (e)	7,274,156
	2,443	Citadel Broadcasting Corp.	15,757
	152,375	Clear Channel Communications, Inc.	5,762,823
	852,709	Comcast Corp. Class A (a)(e)	23,978,179
	74,257	Comcast Corp. Special Class A (a)	2,076,226
	230,468	The DIRECTV Group, Inc. (a)	5,326,115
	21,863	Dow Jones & Co., Inc.	1,256,029
	25,299	EW Scripps Co. Class A	1,155,911
	65,825	Gannett Co., Inc.	3,617,084
	122,146	Interpublic Group of Cos., Inc. (a)	1,392,464
	107,801	The McGraw-Hill Cos., Inc. (e)	7,339,092
	13,545	Meredith Corp.	834,372
	42,298	The New York Times Co. Class A (e)	1,074,369
	700,993	News Corp. Class A (e)	14,868,062
	96,014	Omnicom Group Inc.	5,081,061
	1,125,097	Time Warner, Inc.	23,672,041

7

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	24,012	Tribune Co.	$705,953
	212,329	Viacom, Inc. Class B (a)	8,839,256
	606,740	Walt Disney Co. (e)	20,714,104

			134,983,054

Metals & Mining - 0.9%	255,328	Alcoa, Inc.	10,348,444
	28,713	Allegheny Technologies, Inc.	3,011,419
	107,075	Freeport-McMoRan Copper & Gold, Inc. Class B (e)	8,867,952
	127,577	Newmont Mining Corp. (e)	4,983,158
	91,231	Nucor Corp.	5,350,698
	35,731	United States Steel Corp.	3,885,746

			36,447,417

Multi-Utilities - 1.1%	58,162	Ameren Corp. (e)	2,850,520
	74,931	CMS Energy Corp.	1,288,813
	91,258	CenterPoint Energy, Inc. (e)	1,587,889
	68,202	Consolidated Edison, Inc. (e)	3,077,274
	48,853	DTE Energy Co.	2,355,692
	100,659	Dominion Resources, Inc. (e)	8,687,878
	21,770	Integrys Energy Group, Inc.	1,104,392
	47,153	KeySpan Corp.	1,979,483
	73,115	NiSource, Inc.	1,514,212
	109,031	PG&E Corp.	4,939,104
	900	Progress Energy, Inc. (a)	297
	77,650	Public Service Enterprise Group, Inc.	6,816,117
	73,538	Sempra Energy	4,355,656
	57,416	TECO Energy, Inc.	986,407
	116,026	Xcel Energy, Inc.	2,375,052

			43,918,786

Multiline Retail - 1.1%	32,682	Big Lots, Inc. (a)	961,504
	22,350	Dillard’s, Inc. Class A	803,036
	90,692	Dollar General Corp.	1,987,969
	50,433	Family Dollar Stores, Inc.	1,730,861
	63,454	JC Penney Co., Inc.	4,592,801
	96,254	Kohl’s Corp. (a)	6,836,922
	132,566	Macy’s, Inc.	5,273,475
	69,732	Nordstrom, Inc.	3,564,700
	23,177	Sears Holdings Corp. (a)	3,928,502
	249,864	Target Corp. (e)	15,891,350

			45,571,120

Office Electronics - 0.1%	282,761	Xerox Corp. (a)	5,225,423

Oil, Gas & Consumable Fuels - 8.4%	132,987	Anadarko Petroleum Corp.	6,913,994
	93,603	Apache Corp.	7,637,069
	110,961	Chesapeake Energy Corp. (e)	3,839,251
	641,029	Chevron Corp. (e)	54,000,283
	488,305	ConocoPhillips	38,331,943
	53,248	Consol Energy, Inc.	2,455,265
	134,164	Devon Energy Corp.	10,503,700
	74,622	EOG Resources, Inc.	5,451,883
	199,959	El Paso Corp.	3,445,294
	1,673,527	Exxon Mobil Corp. (d)	140,375,445
	69,984	Hess Corp.	4,126,257
	200,858	Marathon Oil Corp.	12,043,446
	54,259	Murphy Oil Corp. (e)	3,225,155
	250,019	Occidental Petroleum Corp.	14,471,100
	79,542	Peabody Energy Corp.	3,848,242
	35,908	Sunoco, Inc.	2,861,149

8

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	164,460	Valero Energy Corp.	$12,147,016
	170,967	Williams Cos., Inc.	5,405,977
	106,963	XTO Energy, Inc.	6,428,476

			337,510,945

Paper & Forest Products - 0.3%	141,884	International Paper Co. (e)	5,540,570
	56,915	MeadWestvaco Corp.	2,010,238
	63,612	Weyerhaeuser Co.	5,020,895

			12,571,703

Personal Products - 0.2%	135,658	Avon Products, Inc.	4,985,431
	36,532	The Estee Lauder Cos., Inc. Class A	1,662,571

			6,648,002

Pharmaceuticals - 6.1%	452,154	Abbott Laboratories	24,212,847
	87,008	Allergan, Inc.	5,015,141
	30,459	Barr Pharmaceuticals, Inc. (a)	1,529,956
	582,631	Bristol-Myers Squibb Co.	18,387,834
	285,256	Eli Lilly & Co. (e)	15,940,105
	92,274	Forest Laboratories, Inc. (a)	4,212,308
	852,337	Johnson & Johnson	52,521,006
	67,873	King Pharmaceuticals, Inc. (a)	1,388,682
	638,225	Merck & Co., Inc.	31,783,605
	72,443	Mylan Laboratories Inc.	1,317,738
	2,090,230	Pfizer, Inc.	53,447,181
	445,022	Schering-Plough Corp.	13,546,470
	30,907	Watson Pharmaceuticals, Inc. (a)	1,005,405
	396,034	Wyeth	22,708,590

			247,016,868

Real Estate Investment Trusts	26,231	Apartment Investment & Management Co. Class A	1,322,567
(REITs) - 1.1%	61,286	Archstone-Smith Trust	3,622,615
	21,168	AvalonBay Communities, Inc.	2,516,452
	31,646	Boston Properties, Inc.	3,232,006
	37,675	Developers Diversified Realty Corp.	1,985,849
	91,336	Equity Residential (e)	4,167,662
	73,400	General Growth Properties, Inc.	3,886,530
	156,095	Host Marriott Corp.	3,608,916
	61,541	Kimco Realty Corp.	2,342,866
	51,930	Plum Creek Timber Co., Inc.	2,163,404
	77,864	ProLogis (e)	4,430,462
	35,046	Public Storage	2,692,234
	62,583	Simon Property Group, Inc. (e)	5,822,722
	37,263	Vornado Realty Trust (e)	4,092,968

			45,887,253

Real Estate Management & Development - 0.0%	54,791	CB Richard Ellis Group, Inc. (a)	1,999,871

Road & Rail - 0.7%	102,102	Burlington Northern Santa Fe Corp. (e)	8,692,964
	125,610	CSX Corp.	5,662,499
	118,902	Norfolk Southern Corp.	6,250,678
	17,447	Ryder System, Inc.	938,649
	76,505	Union Pacific Corp.	8,809,551

			30,354,341

Semiconductors & Semiconductor	154,182	Advanced Micro Devices, Inc. (a)(e)	2,204,803
Equipment - 2.6%	112,104	Altera Corp. (e)	2,480,861
	105,698	Analog Devices, Inc.	3,978,473
	394,880	Applied Materials, Inc.	7,846,266
	133,764	Broadcom Corp. Class A (a)	3,912,597
	1,702,553	Intel Corp.	40,452,659

9

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	54,766	KLA-Tencor Corp.	$3,009,392
	219,575	LSI Logic Corp. (a)	1,649,008
	67,669	Linear Technology Corp. (e)	2,448,264
	49,000	MEMC Electronic Materials, Inc. (a)	2,994,880
	89,297	Maxim Integrated Products, Inc.	2,983,413
	209,443	Micron Technology, Inc. (a)(e)	2,624,321
	92,234	National Semiconductor Corp. (e)	2,607,455
	41,092	Novellus Systems, Inc. (a)	1,165,780
	108,674	Nvidia Corp. (a)	4,489,323
	54,861	Teradyne, Inc. (a)	964,456
	425,512	Texas Instruments, Inc. (e)	16,012,017
	100,526	Xilinx, Inc.	2,691,081

			104,515,049

Software - 3.2%	172,676	Adobe Systems, Inc. (a)	6,932,941
	70,723	Autodesk, Inc. (a)	3,329,639
	62,689	BMC Software, Inc. (a)	1,899,477
	128,024	CA, Inc.	3,306,860
	48,098	Citrix Systems, Inc. (a)	1,619,460
	101,071	Compuware Corp. (a)	1,198,702
	87,582	Electronic Arts, Inc. (a)	4,144,380
	95,496	Intuit, Inc. (a)	2,872,520
	2,495,187	Microsoft Corp.	73,533,161
	107,131	Novell, Inc. (a)	834,550
	1,186,219	Oracle Corp. (a)	23,380,376
	265,318	Symantec Corp. (a)(e)	5,359,424

			128,411,490

Specialty Retail - 1.9%	26,482	Abercrombie & Fitch Co. Class A	1,932,656
	53,613	AutoNation, Inc. (a)	1,203,076
	16,664	AutoZone, Inc. (a)	2,276,636
	77,966	Bed Bath & Beyond, Inc. (a)	2,805,996
	115,557	Best Buy Co., Inc.	5,393,045
	34,046	Circuit City Stores, Inc.	513,414
	158,499	The Gap, Inc.	3,027,331
	600,273	Home Depot, Inc.	23,620,743
	105,643	Limited Brands, Inc. (e)	2,899,900
	448,089	Lowe’s Cos., Inc. (e)	13,751,851
	87,047	Office Depot, Inc. (a)	2,637,524
	24,642	OfficeMax, Inc.	968,431
	44,829	RadioShack Corp. (e)	1,485,633
	30,048	The Sherwin-Williams Co.	1,997,291
	214,693	Staples, Inc. (e)	5,094,665
	140,272	TJX Cos., Inc.	3,857,480
	40,963	Tiffany & Co.	2,173,497

			75,639,169

Textiles, Apparel & Luxury	110,708	Coach, Inc. (a)	5,246,452
Goods - 0.4%	35,167	Jones Apparel Group, Inc.	993,468
	29,140	Liz Claiborne, Inc.	1,086,922
	104,755	Nike, Inc. Class B	6,106,169
	18,318	Polo Ralph Lauren Corp.	1,797,179
	29,694	VF Corp.	2,719,377

			17,949,567

Thrifts & Mortgage Finance - 1.4%	176,645	Countrywide Financial Corp. (e)	6,421,046
	289,451	Fannie Mae	18,909,834
	200,919	Freddie Mac	12,195,783
	148,319	Hudson City Bancorp, Inc. (e)	1,812,458

10

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

Industry	Shares Held	Common Stocks	Value
	24,444	MGIC Investment Corp.	$1,389,886
	107,565	Sovereign Bancorp, Inc.	2,273,924
	268,659	Washington Mutual, Inc. (e)	11,455,620

			54,458,551

Tobacco - 1.2%	616,737	Altria Group, Inc.	43,257,933
	49,861	Reynolds American, Inc. (e)	3,250,937
	48,226	UST, Inc. (e)	2,590,218

			49,099,088

Trading Companies & Distributors - 0.0%	23,692	WW Grainger, Inc.	2,204,541

Wireless Telecommunication	103,948	Alltel Corp.	7,021,687
Services - 0.6%	861,752	Sprint Nextel Corp. (e)	17,846,884

			24,868,571

		Total Common Stocks (Cost - $2,362,828,677) - 98.0%	3,955,162,690

	Beneficial Interest	Short-Term Securities
	$47,385,994	BlackRock Liquidity Series, LLC Cash Sweep Series, 5.33% (b)(c)	47,385,994
	669,159,960	BlackRock Liquidity Series, LLC Money Market Series, 5.33% (b)(c)(f)	669,159,960

		Total Short-Term Securities (Cost - $716,545,954) - 17.8%	716,545,954

		Total Investments (Cost - $3,079,374,631*) - 115.8%	4,671,708,644
		Liabilities in Excess of Other Assets - (15.8%)	(638,292,769)

		Net Assets - 100.0%	$4,033,415,875

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,151,244,872

Gross unrealized appreciation	$1,554,130,731
Gross unrealized depreciation	(33,666,959)

Net unrealized appreciation	$1,520,463,772

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Interest/ Dividend Income
Blackrock Liquidity Series, LLC
Cash Sweep Series	—	$528,231++	$—	$1,395,493
Blackrock Liquidity Series, LLC
Money Market Series	$333,818,160+	—	$—	$245,499
Merrill Lynch & Co., Inc.	$2,802,808	$171,740	$110,251	$132,662
The PNC Financial Services Group, Inc.	$1,629,722	$269,647	$68,672	$83,959
+	Represents net purchase cost.
++	Represents net sale cost
(c)	Represents the current yield as of June 30, 2007.
(d)	All or a portion of security held as collateral in connection with open financial futures contracts.
(e)	Security, or a portion of security, is on loan.
(f)	Security was purchased with the cash proceeds from securities loans.
•	For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

11

Master S&P 500 Index Series

Schedule of Investments as of June 30, 2007

•	Financial futures contracts purchased as of June 30, 2007 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
239	S&P 500 Index	September 2007	$90,974,951	$(429,800)

12

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 14.0%
Yankee — 14.0%
Banque Nationale de Paris, New York
5.34%(b)	07/30/07	$21,000	$21,000,000
5.27%(b)	10/03/07	15,505	15,505,000
5.31%(b)	11/20/07	23,715	23,715,000
5.32%(b)	11/30/07	15,000	15,000,000
Barclays Bank Plc, New York
5.30%(b)	07/31/07	15,000	15,000,000
5.30%(b)	08/08/07	25,000	25,000,000
5.27%(b)	10/02/07	36,000	36,000,000
Deutsche Bank, New York
5.38%(b)	03/11/08	16,760	16,760,000
HBOS Treasury Services Plc, New York
5.27%(b)	10/03/07	12,930	12,930,000
Mizuho Corporate Bank, New York
5.31%(b)	07/16/07	5,000	5,000,000
5.33%(b)	08/21/07	11,000	11,000,000
Norinchukin Bank, New York
5.32%(b)	07/26/07	22,000	21,999,912

TOTAL CERTIFICATES OF DEPOSIT
(Cost $218,909,912)			218,909,912

COMMERCIAL PAPER — 58.4%
Asset Backed Securities — 36.4%
Apreco LLC
5.23%	07/23/07	26,974	26,887,788
Aspen Funding Corp.
5.26%	09/05/07	288	285,223
Bavaria TRR Corp.
5.44%	07/02/07	11,237	11,235,302
Beethoven Funding Corp.
5.27%	09/18/07	1,000	988,435
5.27%	09/21/07	65,000	64,219,747
Beta Finance, Inc.
5.20%	07/30/07	26,145	26,035,376
5.26%	09/20/07	2,000	1,976,330
Cancara Asset Securitisation LLC
5.23%	08/13/07	20,698	20,568,701
CC (USA), Inc.
5.26%	10/09/07	40,834	40,237,370
Cobbler Funding LLC
5.31%	07/16/07	10,000	9,977,875
5.25%	08/28/07	14,412	14,290,098
Crown Point Capital Co. LLC
5.31%	07/09/07	11,272	11,258,699
Cullinan Finance Corp.
5.23%	08/10/07	13,000	12,924,456
Emerald Certificates
5.28%	09/07/07	3,000	2,970,080
Erasmus Capital Corp.
5.26%	08/28/07	8,450	8,378,391
Five Finance, Inc.
5.26%	09/28/07	21,000	20,726,918
Gemini Securitization Corp.
5.25%	07/10/07	24,400	24,367,975
5.26%	08/16/07	5,500	5,462,999
Grampian Funding LLC
5.18%	11/19/07	13,045	12,780,083
Hudson-Thames LLC
5.24%	08/20/07	7,636	7,580,427
Lexington Parker Capital Co.
5.23%	08/08/07	30,000	29,834,383
5.20%	08/09/07	26,670	26,519,615
5.23%	08/17/07	2,689	2,670,639
Liberty Street Funding Corp.
5.24%	07/18/07	15,000	14,962,883
5.27%	09/24/07	15,000	14,813,354
Mane Funding Corp.
5.24%	07/17/07	15,000	14,965,067
Nyala Funding LLC
5.20%	07/16/07	15,000	14,967,125
Polonius, Inc.
5.29%	08/07/07	18,525	18,424,281
5.25%	08/20/07	19,000	18,861,458
Scaldis Capital LLC
5.31%	07/23/07	10,000	9,967,550
Sedna Finance, Inc.
5.26%	09/17/07	15,000	14,829,050
Sigma Finance, Inc.
5.26%	09/13/07	14,000	13,848,629
Tango Finance Corp. Ltd.
5.26%	09/21/07	15,000	14,820,113
Thames Asset Global Securitization Corp.
5.30%	07/20/07	12,000	11,966,433
5.25%	09/12/07	10,438	10,326,879
Ticonderoga Funding LLC
5.31%	07/26/07	1,000	996,313
Valcour Bay Capital Co. LLC
5.31%	07/11/07	9,000	8,986,725
5.31%(c)	07/13/07	3,000	2,994,690

			567,907,460

Banks — 19.6%
Allied Irish Bank Plc
5.20%	08/06/07	8,025	7,983,230
Banco Bilbao Vizcaya Argentaria S.A.
5.28%	08/07/07	7,930	7,886,967
5.27%	09/19/07	24,475	24,188,371
Bank of America Corp.
5.20%	07/25/07	60,000	59,791,880
Citigroup Funding, Inc.
5.35%	07/05/07	3,999	3,996,667
DEPFA Bank Plc
5.23%	07/24/07	40,000	39,866,344
Macquarie Bank Ltd.
5.22%	08/07/07	25,275	25,139,400
5.22%	08/13/07	4,085	4,059,554
Natexis Banques Populaires
5.20%	08/10/07	8,560	8,510,495
Raiffeisen Zentralbank Osterreich AG
5.24%	07/23/07	25,000	24,919,944
5.25%	07/31/07	4,100	4,082,062
Santander Central Hispano Finance Delaware, Inc.
5.20%	07/23/07	10,135	10,102,793
Skandinaviska Enskilda Bank AB
5.20%	08/08/07	5,790	5,758,189
Societe Generale N.A., Inc.
5.20%	07/23/07	7,620	7,595,809

1

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Banks (Continued)
UBS Finance Delaware LLC
5.23%	07/24/07	$14,736	$14,686,714
5.26%	09/04/07	16,500	16,343,296
Unicredito Italiano Bank, Ireland
5.24%	07/09/07	7,400	7,391,391
5.15%	08/09/07	34,600	34,406,961

			306,710,067

Chemicals — 1.3%
BASF AG
5.23%	08/03/07	20,000	19,904,117

Miscellaneous Business Credit Institution — 1.1%
General Electric Capital Corp.
5.19%	08/21/07	18,000	17,867,655

TOTAL COMMERCIAL PAPER
(Cost $912,389,299)			912,389,299

MASTER NOTES — 4.2%
Security Brokers & Dealers — 4.2%
Bank of America Securities LLC
5.44%(d)	07/02/07	15,250	15,250,000
Morgan Stanley Mortgage Capital, Inc.
5.54%(d)(e)	07/02/07	49,926	49,926,000

TOTAL MASTER NOTES
(Cost $65,176,000)			65,176,000

VARIABLE RATE OBLIGATIONS — 23.5%
Asset Backed Securities — 1.7%
Arkle Master Issuer Plc
5.30%(c)(d)	07/17/07	4,200	4,200,000
Cullinan Finance Corp.
5.30%(c)(d)	07/25/07	10,235	10,233,993
Racers Trust Series
5.37%(c)(d)	07/23/07	11,360	11,360,000

			25,793,993

Banks — 9.8%
Commonwealth Bank of Australia
5.36%(c)(d)	07/31/07	63,000	63,014,405
HBOS Treasury Services Plc
5.43%(c)(d)	09/24/07	65,000	65,000,000
Westpac Banking Corp.
5.42%(d)	09/11/07	24,250	24,250,000

			152,264,405

Life Insurance — 5.4%
MetLife Global Funding I
5.43%(c)(d)	07/30/07	15,000	15,000,000
Principal Life Income Fundings Trust
5.39%(d)	09/07/07	9,400	9,402,439
Transamerica Occidental Life Insurance Co.
5.50%(d)(e)	09/04/07	60,000	60,000,000

			84,402,439

Miscellaneous Business Credit Institution — 2.9%
General Electric Capital Corp.
5.44%(d)	07/17/07	45,000	45,000,000

Municipal Bonds — 1.5%
De Kalb County Development Authority (Emory University Project) RB Series 1995B DN
5.32%(d)	07/09/07	3,375	3,375,000
North Myrtle Beach Corp. RB Series 2005 DN (National Bank of South Carolina LOC)
5.36%(d)	07/09/07	5,907	5,907,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 DN (Bank One N.A. LOC)
5.40%(d)	07/09/07	14,800	14,800,000

			24,082,000

Security Brokers & Dealers — 2.2%
Goldman Sachs Group, Inc.
5.37%(c)(d)(e)	07/24/07	34,850	34,850,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $366,392,837)			366,392,837

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $1,562,868,048(a))			1,562,868,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(1,222,165)

NET ASSETS — 100.0%			$1,561,645,883

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 13.2% of its net assets, with a current market value of $206,653,088, in securities restricted as to resale.
(d)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)	Illiquid Security. As of June 30, 2007, the Portfolio held 9.3% of its net assets, with a current market value of $144,776,000 in these securities.

2

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 100.0%
Deutsche Bank Securities Inc.
4.40%	07/02/07	$25,000	$25,000,000
(Agreement dated 06/29/07 to be repurchased at $25,009,167, collateralized by $49,077,157 U.S. Treasury Strips 0.00% due 11/15/19. The value of the collateral is $25,500,000.)
Deutsche Bank Securities Inc.
5.20%	07/12/07	70,000	70,000,000
(Agreement dated 04/13/07 to be repurchased at $70,910,000, collateralized by $137,416,040 U.S. Treasury Strips 0.00% due 11/15/19. The value of the collateral is $71,400,000.)
Greenwich Capital Markets, Inc.
4.40%	07/02/07	40,000	40,000,000
(Agreement dated 06/29/07 to be repurchased at $40,014,667, collateralized by $40,695,000 U.S. Treasury Notes 4.50% due 03/31/09. The value of the collateral is $40,801,848.)
Greenwich Capital Markets, Inc.
5.17%	07/02/07	30,000	30,000,000
(Agreement dated 05/04/07 to be repurchased at $30,254,192, collateralized by $30,520,000 U.S. Treasury Notes 4.50% due 03/31/09. The value of the collateral is $30,600,133.)
Greenwich Capital Markets, Inc.
5.08%	07/09/07	20,000	20,000,000
(Agreement dated 06/06/07 to be repurchased at $20,093,133, collateralized by $20,350,000 U.S. Treasury Notes 4.50% due 03/31/09. The value of the collateral is $20,403,431.)
Lehman Brothers Inc.
4.25%	07/02/07	60,000	60,000,000
(Agreement dated 06/29/07 to be repurchased at $60,021,250, collateralized by $62,075,000 U.S. Treasury Notes 4.63% due 02/15/17. The value of the collateral is $61,202,439.)
Morgan Stanley & Co., Inc.
4.30%	07/02/07	63,386	63,386,000
(Agreement dated 06/29/07 to be repurchased at $63,408,713, collateralized by $154,039,000 U.S. Treasury Strips 0.00% due 08/15/23 to 02/15/24. The value of the collateral is $64,654,118.)
UBS Securities LLC
4.40%	07/02/07	50,000	50,000,000
(Agreement dated 06/29/07 to be repurchased at $50,018,333, collateralized by $50,201,000 U.S. Treasury Notes 4.63% to 5.00% due 03/31/08 to 02/15/11. The value of the collateral is $51,000,277.)
UBS Securities LLC
5.21%	07/09/07	40,000	40,000,000

(Agreement dated 04/10/07 to be repurchased at $40,521,000, collateralized by $32,516,000 U.S. Treasury Bonds and Notes 4.38% to 8.13% due 12/15/10 to 08/15/19. The value of the collateral is $40,802,251.)

TOTAL REPURCHASE AGREEMENTS
(Cost $398,386,000)			398,386,000

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $398,386,000(a))			398,386,000
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			78,742

NET ASSETS — 100.0%			$398,464,742

(a)	Aggregate cost for federal income tax purposes.

3

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 101.7%
Alabama — 4.0%
Alabama Housing Financing Authority Single Family Mortgages RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty)
3.88%(b)	07/09/07	$2,375	$2,375,000
Alexander Industrial Board IDRB (Precision Millwork Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	905	905,000
Geneva County Health Care Authority RB Series 2001 DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	2,833	2,833,000
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA)
3.88%(b)	07/02/07	6,500	6,500,000

			12,613,000

Alaska — 0.6%
Valdez Marine Terminal RB (ConocoPhillips Co. Project) Series 1994 MB
3.77%(b)	07/09/07	2,000	2,000,000

Arizona — 2.6%
Arizona School District COP Series 2006 TAN
4.50%	07/30/07	385	385,270
Revenue Bond Certificates (Tierra Antigua Project) Series 2006-1 AMT DN (AIG Retirement Services, Inc. Liquidity Facilities)
3.95%(b)(c)	07/09/07	7,764	7,764,000

			8,149,270

Arkansas — 0.7%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 DN (Bank of America N.A. LOC)
3.83%(b)	07/09/07	2,240	2,240,000

California — 0.9%
California PCRB Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2003 AMT DN (Republic Services, Inc. Guaranty)
4.00%(b)	07/09/07	3,000	3,000,000

Colorado — 2.9%
Colorado Highway Authority RB (E-470 Project) Series 2006Z-9 DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility)
3.79%(b)(c)	07/09/07	3,031	3,031,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC)
3.80%(b)(c)	07/09/07	3,000	3,000,000
Revenue Bond Certificates (Sterling Park Apartments Project) Series 2006-6 AMT DN (AIG Retirement Services, Inc. Liquidity Facilities)
3.95%(b)	07/09/07	1,812	1,812,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC)
3.78%(b)	07/09/07	1,500	1,500,000

			9,343,000

Delaware — 3.0%
Delaware Economic Development Authority RB (Catholic Diocese of Wilmington Project) Series 2002 DN (Allied Irish Bank Plc LOC)
3.84%(b)	07/09/07	7,500	7,500,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC)
3.84%(b)	07/09/07	1,970	1,970,000

			9,470,000

Florida — 2.4%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty)
4.84%(b)	07/09/07	3,000	3,000,000
Hillsborough County RB (Florida Health Science Center Project) Series 2006 ROC-RR-II- R-646CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	3,400	3,400,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.87%(b)	07/09/07	1,205	1,205,000

			7,605,000

Idaho — 0.3%
Idaho GO Series 2007 TAN
4.50%	06/30/08	1,100	1,108,118

Illinois — 7.0%
Flora RB (Heritage Woods Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.91%(b)	07/09/07	2,750	2,750,000

4

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Illinois (Continued)
Harvard Multi-Family Housing RB (Northfield Court Project) Series 1999 AMT DN (Fifth Third Bank N.A. LOC)
3.85%(b)	07/09/07	$7,350	$7,350,000
Illinois Educational Facilities Authority RB (University of Chicago Project) TECP
3.66%	05/06/08	3,000	3,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility)
3.79%(b)(c)	07/09/07	625	625,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005Z-5 TOCS DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility)
3.79%(b)(c)	07/09/07	1,453	1,453,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.30%(b)	07/09/07	495	495,000
Rockford RB (Fairhaven Christian Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC)
4.10%(b)	07/09/07	1,310	1,310,000
Roselle Village IDRB (Abrasive-Form, Inc. Project) Series 1995 AMT DN (ABN-AMRO Bank N.V. LOC)
3.85%(b)	07/09/07	900	900,000
University of Illinois RB Eagle Trust Receipts Series 2006A-0124 DN (MBIA Insurance, Citibank N.A. LOC)
3.80%(b)(c)	07/09/07	4,300	4,300,000

			22,183,000

Indiana — 3.8%
Dekko Foundation Educational Facilities RB Series 2001 DN (Bank One N.A. LOC)
4.10%(b)	07/09/07	2,300	2,300,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group LOC)
3.78%(b)	07/09/07	3,385	3,385,000
Hendricks County Industrial Redevelopment Commission Tax Increment RB (Heartland Crossing Project) Series 2000A DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	2,600	2,600,000
Indiana Bond Bank RB (Mid-year Funding Program) Series 2007A RAN (Bank of New York LOC)
4.50%	05/20/08	1,000	1,006,421
Indiana Housing & Community Development Authority Single Family Mortgages RB Series 2006E-2 AMT RAN (Rabobank Guaranty)
3.62%	12/20/07	1,605	1,605,000
Indiana Transportation Finance Authority Highway RB MERLOTS Series 2004B-21 DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
3.79%(b)(c)	07/09/07	100	100,000
Monroe County IDRB (Griner Engineering, Inc. Project) Series 1997 AMT DN (Fifth Third Bank N.A. LOC)
3.95%(b)	07/09/07	482	482,000
South Bend Economic Development Authority RB (SGW Realty LLC Project) Series 1998 DN (Fifth Third Bank N.A. LOC)
3.90%(b)	07/09/07	700	700,000

			12,178,421

Iowa — 0.3%
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
3.83%(b)	07/09/07	1,000	1,000,000

Kentucky — 0.6%
Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	365	365,000
Newport Industrial Building RB (Newport Holdings Project) Series 2001A AMT DN (Huntington National Bank LOC)
4.05%(b)	07/09/07	1,600	1,600,000

			1,965,000

Louisiana — 4.5%
Jefferson Sales Tax District RB Series 2007 DN (AMBAC Insurance, JPMorgan Chase & Co. LOC)
3.83%(b)	07/09/07	1,340	1,340,000
Louisiana GO MERLOTS Trust Receipts Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA)
3.79%(b)(c)	07/09/07	810	810,000

5

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Louisiana (Continued)
Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2007 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA)
3.83%(b)	07/09/07	$5,000	$5,000,000
Royal Bank of Canada Municipal Products, Inc. Trust RB Floaters Series 2007I-34 DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility)
3.78%(b)(c)	07/09/07	7,000	7,000,000

			14,150,000

Maryland — 5.5%
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC)
3.81%(b)	07/09/07	2,275	2,275,000
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC)
3.78%(b)	07/09/07	1,415	1,415,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC)
3.76%(b)	07/09/07	2,265	2,265,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B DN (M&T Bank Corp. LOC)
3.76%(b)	07/09/07	1,350	1,350,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2001 DN (M&T Bank Corp. LOC)
3.81%(b)	07/09/07	2,260	2,260,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 DN (M&T Bank Corp. LOC)
3.76%(b)	07/09/07	1,900	1,900,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC)
3.74%(b)	07/09/07	5,940	5,940,000

			17,405,000

Massachusetts — 0.9%
Commonwealth of Massachusetts GO MERLOTS Trust Receipts Series 2002A-9 DN (FSA Insurance, Wachovia Bank N.A. SBPA)
3.79%(b)(c)	07/09/07	1,485	1,485,000
Melrose GO Series 2006 BAN
4.35%	08/09/07	1,355	1,355,991

			2,840,991

Michigan — 5.7%
Detroit Economic Development Corp. RB (E.H. Assoc. Ltd. Project) Series 2002 DN (First Federal Bank of Northern Michigan LOC)
3.80%(b)	07/09/07	2,975	2,975,000
Detroit Sewer Authority RB Municipal Products, Inc. Trust Receipts Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC)
3.78%(b)(c)	07/09/07	2,495	2,495,000
Michigan Building Authority RB Municipal Securities Trust Certificates Series 2006A-283 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility)
3.79%(b)(c)	07/09/07	3,065	3,065,000
Michigan Strategic Fund Ltd. Obligation RB (Apollo Plating, Inc. Project) Series 2007 AMT DN (Fifth Third Bank N.A. LOC)
3.86%(b)	07/09/07	1,780	1,780,000
Michigan Strategic Fund Ltd. Obligation RB (Horizons of Michigan Project) Series 2001 DN (Huntington National Bank LOC)
3.93%(b)	07/09/07	1,365	1,365,000
Michigan Strategic Fund Ltd. Obligation RB (Surefil Properties LLC Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.00%(b)	07/09/07	4,300	4,300,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	07/09/07	2,000	2,000,000

			17,980,000

Mississippi — 1.1%
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA)
3.83%(b)	07/09/07	3,425	3,425,000

Missouri — 1.5%
St. Charles County IDRB (Trinity Manufacturing LLC Project) Series 2006 AMT DN (Marshall & Ilsley Bank LOC)
3.82%(b)	07/09/07	300	300,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT DN (U.S. Bank N.A. LOC)
3.86%(b)	07/09/07	4,500	4,500,000

			4,800,000

6

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Multi-State — 3.3%
Branch Banking & Trust RB Municipal Trust Floaters Series 2007-1001 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.82%(b)(c)	07/09/07	$7,720	$7,720,000
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility)
3.83%(b)(c)	07/09/07	2,635	2,635,000

			10,355,000

Nevada — 0.8%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	08/16/07	1,000	1,000,000
Reno Capital Improvement RB Municipal Securities Trust Certificates Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility)
3.78%(b)(c)	07/09/07	1,390	1,390,000

			2,390,000

New York — 2.2%
New York City Municipal Water Finance Authority RB (Water & Sewer Systems Project) Series 2002C-1 DN (State Street Bank & Trust Co. LOC)
3.81%(b)	07/02/07	4,300	4,300,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC)
3.78%(b)	07/09/07	2,765	2,765,000

			7,065,000

North Carolina — 9.4%
Charlotte Water & Sewer System RB Munitops Trust Certificates Series 2007-10 DN (ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	07/09/07	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA)
3.88%(b)	07/02/07	1,130	1,130,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	300	300,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	1,625	1,625,000
North Carolina Capital Facilities Finance Agency RB Floaters Series 2007-1895 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	4,715	4,715,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA)
3.79%(b)(c)	07/09/07	300	300,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-811 DN (Citigroup Financial Products Liquidity Facility)
3.79%(b)(c)	07/09/07	5,500	5,500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes and Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	6,000	6,000,000
North Carolina Medical Care Commission Retirement Facilities RB (United Methodist Retirement Homes Project) Series 2005B DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	1,300	1,300,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	07/09/07	2,700	2,700,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC)
3.84%(b)	07/09/07	2,400	2,400,000

			29,970,000

Ohio — 3.3%
Belmont County GO Series 2007 BAN
4.00%	03/13/08	500	500,842
Butler Hospital Facilities RB (Ucpha, Inc. Project) Series 2004 DN (Huntington Capital LOC)
3.85%(b)	07/09/07	1,700	1,700,000
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN
4.25%	06/05/08	100	100,474
Franklin County Healthcare Facilities RB (Worthington Christian Project) Series 2007 DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	1,630	1,630,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,000,538

7

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Huber Heights GO (Real Estate Project) Series 2006 BAN
4.00%	08/16/07	$1,000	$1,000,140
Mason GO (Downtown Improvements Project) Series 2007 BAN
4.50%	06/04/08	315	317,250
Mentor GO Series 2006-2 BAN
4.50%	09/14/07	445	445,597
Newark GO Series 2007 BAN
3.85%	01/11/08	1,125	1,126,441
Ohio Higher Educational Facility Commission RB Series 2000C DN (Fifth Third Bank N.A. LOC)
3.83%(b)	07/09/07	665	665,000
Ohio PCRB (Ross Incineration Project) Series 2000-1 AMT DN (Bank One N.A. LOC)
4.15%(b)	07/09/07	155	155,000
Sharonville GO Series 2007 BAN
4.25%	02/20/08	460	461,419
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC)
3.80%(b)	07/09/07	1,270	1,270,000

			10,372,701

Pennsylvania — 10.8%
Allegheny County IDRB (Longwood Project) Series 2001B DN (Radian Insurance, National City Bank N.A. SBPA)
3.92%(b)	07/02/07	3,700	3,700,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN
3.75%(b)	07/09/07	2,500	2,500,000
Harrisburg Authority School RB (Harrisburg Project) Series 2003 DN (AMBAC Insurance, WestLB AG Liquidity Facility)
3.73%(b)	07/09/07	945	945,000
Lancaster GO Munitops Trust Certificates Series 2007-47 DN (AMBAC Insurance, ABN-AMRO Bank N.V. LOC)
3.78%(b)(c)	07/09/07	2,500	2,500,000
Langhorne Manor Borough Higher Education & Health Authority RB (Retirement Wesley Enhanced Living Project) Series 2005A DN (Radian Insurance, Citizens Bank of Pennsylvania SBPA)
3.93%(b)	07/02/07	10,000	10,000,000
Lehigh County General Purpose Authority RB Series 2007 ROC-RR-II-R-862CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty)
3.79%(b)(c)	07/09/07	2,300	2,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.75%(b)	07/09/07	7,300	7,300,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC)
3.76%(b)	07/09/07	365	365,000
Venango IDRB (Scrubgrass Project) AMT TECP (Credit Local LOC)
3.84%	07/03/07	2,280	2,280,000
3.78%	09/12/07	2,596	2,596,000

			34,486,000

South Carolina — 1.8%
Greenville County School District RB UBS Municipal Certificates Series 2006-02 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)
3.77%(b)(c)	07/09/07	1,840	1,840,000
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty)
3.87%(b)	07/09/07	1,500	1,500,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA)
3.79%(b)(c)	07/09/07	2,230	2,230,000

			5,570,000

Tennessee — 2.5%
Metropolitan Nashville Airport Authority RB Series 2001A MB (FGIC Insurance)
6.60%	07/01/08	2,250	2,311,162
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC)
3.79%(b)(c)	07/09/07	5,550	5,550,000

			7,861,162

Texas — 13.6%
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA)
3.79%(b)(c)	07/09/07	3,000	3,000,000
Houston Higher Education Finance Corp. RB Floaters Series 2007-1914 DN (Morgan Stanley Group LOC)
3.79%(b)(c)	07/09/07	2,715	2,715,000

8

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (Continued)
Houston ISD GO (Schoolhouse Project) Series 2004 DN (PSF Guaranty, Bank of America N.A. SBPA)
3.75%(b)	07/09/07	$2,000	$2,000,000
Houston Water & Sewer System RB Municipal Securities Trust Certificates Series 2006A-5015 MB (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility)
3.78%(b)(c)	07/09/07	1,690	1,690,000
Hutto ISD GO Series 2007-1001 DN (PSF Guaranty, Bank of New York SBPA)
3.78%(b)(c)	07/09/07	1,000	1,000,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA)
3.79%(b)(c)	07/09/07	1,900	1,900,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty)
3.73%(b)	08/15/07	1,135	1,135,000
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility)
3.80%(b)(c)	07/09/07	5,700	5,700,000
Texas GO Floaters Series 2007-1851 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	15,000	15,000,000
Texas GO Series 2006 TRAN
4.50%	08/31/07	6,685	6,695,176
Texas Public Finance Authority RB Series 2003A MB (FSA Insurance)
5.00%	07/09/07	2,500	2,528,115

			43,363,291

Virginia — 1.4%
Chesapeake Bay Bridge & Tunnel Commonwealth District RB MERLOTS Trust Receipts Series 2003 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	695	695,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.89%(b)	07/09/07	1,968	1,968,000
Virginia College Building Authority RB Series 2003-379 DN (JPMorgan Chase & Co. LOC)
3.80%(b)(c)	07/09/07	1,875	1,875,000

			4,538,000

Washington — 1.6%
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC)
3.79%(b)(c)	07/09/07	1,334	1,334,500
Washington GO PUTTERS Series 2006-1492 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA)
3.80%(b)(c)	07/09/07	1,355	1,355,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007A DN (KeyBank N.A. LOC)
3.77%(b)	07/09/07	1,000	1,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007B DN (KeyBank N.A. LOC)
3.77%(b)	07/09/07	1,000	1,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC)
3.83%(b)	07/09/07	405	405,000

			5,094,500

West Virginia — 1.0%
Kanawha County RB (Bible Center Church Project) Series 2006 DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	3,200	3,200,000

Wisconsin — 1.7%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT DN (U.S. Bank N.A. LOC)
3.97%(b)	07/09/07	2,000	2,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.15%(b)	07/09/07	465	465,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT DN (U.S. Bank N.A. LOC)
3.85%(b)	07/09/07	1,890	1,890,000
Wisconsin GO Series 2007 MB
4.50%	06/16/08	1,100	1,107,711

			5,462,711

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 101.7%
(Cost $323,184,165)			323,184,165

9

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS — 0.8%
California — 0.4%
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.78%(b)(c)(d)	07/09/07	$1,330	$1,330,000

Illinois — 0.1%
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)
3.80%(b)(c)(d)	07/09/07	500	500,000

Multi-State — 0.3%
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA)
3.86%(b)(c)	07/09/07	975	975,000

TOTAL AFFILIATED INVESTMENTS
(Cost $2,805,000)			2,805,000

TOTAL INVESTMENTS IN SECURITIES — 102.5%
(Cost $325,989,165(a))			325,989,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%			(8,091,348)

NET ASSETS — 100.0%			$317,897,817

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 39.2% of its net assets, with a current market value of $124,642,500, in securities restricted as to resale.
(d)	Security insured by an affiliate.

10

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 86.1%
New Jersey — 84.5%
Berkley Heights Township GO Series 2007 BAN
4.12%	02/20/08	$200	$200,440
Bordentown Township GO Series 2006 BAN
4.25%	11/01/07	500	500,893
Clark Township GO Series 2007 BAN
4.00%	03/28/08	450	450,995
East Brunswick GO Series 2006 BAN
4.25%	10/11/07	1,800	1,803,154
Edgewater GO Series 2007 BAN
4.00%	06/13/08	395	395,903
Egg Harbor GO Series 2007 BAN
4.00%	02/15/08	678	678,725
Freehold Township GO Series 2006 BAN
4.25%	08/01/07	1,400	1,400,812
Gloucester County Industrial Financing Authority PCRB (Exxon Mobil Corp. Project) Series 2003 DN
3.85%(b)	07/02/07	3,200	3,200,000
Gloucester Township GO Series 2007 BAN
4.00%	12/07/07	305	305,386
Howell Township GO Series 2007 TAN
4.00%	03/06/08	740	741,519
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC)
3.68%(b)	07/09/07	2,700	2,700,000
Jackson Township GO Series 2006 BAN
4.00%	12/06/07	1,400	1,402,455
Kinnelon GO Series 2007 BAN
4.25%	02/29/08	290	290,680
Lower Township GO Series 2007 BAN
4.00%	05/30/08	430	431,058
Manalapan Township GO Series 2006 BAN
4.38%	08/10/07	2,390	2,391,448
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC)
3.79%(b)	07/09/07	6,950	6,950,000
Middlesex GO Series 2007 BAN
4.00%	05/23/08	475	476,226
Morristown GO Series 2007 TAN
3.70%	02/13/08	350	350,628
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	1,720	1,720,000
New Jersey Economic Development Authority RB (Airis Newark LLC Project) Series 1998 AMT DN (Kredietbank LOC)
3.73%(b)	07/09/07	2,400	2,400,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005C DN (Commerce Bank N.A. LOC)
3.68%(b)	07/09/07	2,100	2,100,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 DN (Commerce Bank N.A. LOC)
3.68%(b)	07/09/07	5,900	5,900,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B DN (Bank of New York LOC)
3.71%(b)	07/09/07	3,200	3,200,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-1 DN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC)
3.88%(b)	07/02/07	7,750	7,750,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 DN (Princeton University Guaranty)
3.70%(b)	07/09/07	1,550	1,550,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	1,440	1,440,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	450	450,000
New Jersey Economic Development Authority RB (Jacea LLC Project) Series 2004 DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	3,190	3,190,000
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B DN (JPMorgan Chase & Co. SBPA)
3.76%(b)	07/02/07	900	900,000

11

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
New Jersey Economic Development Authority RB (Macon Trust Project) Series 2005H DN (FGIC Insurance, Bank of America N.A. LOC)
3.77%(b)(c)	07/09/07	$625	$625,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC)
3.78%(b)	07/09/07	2,940	2,940,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC)
3.78%(b)	07/09/07	1,285	1,285,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT DN (Wells Fargo Bank N.A. LOC)
3.93%(b)	07/09/07	1,300	1,300,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	1,085	1,085,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 DN (M&T Bank Corp. LOC)
3.71%(b)	07/09/07	1,645	1,645,000
New Jersey Economic Development Authority RB (Thermal Energy LP Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.82%(b)	07/09/07	800	800,000
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. SBPA)
3.79%(b)(c)	07/09/07	5,565	5,565,000
New Jersey Economic Development Authority RB Series 2006 DN (Morgan Stanley Group LOC)
3.77%(b)(c)	07/09/07	1,100	1,100,000
New Jersey Educational Facilities Authority RB (Princeton University Project) Series 2002B DN
3.84%(b)	07/02/07	2,600	2,600,000
New Jersey Environmental Infrastructure Trust RB (ENCAP Golf Holdings LLC Project) Series 2005 AMT DN (Wachovia Bank N.A. LOC)
3.72%(b)	07/09/07	7,900	7,900,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT DN (JPMorgan Chase & Co. SBPA)
3.80%(b)(c)	07/09/07	3,990	3,990,000
New Jersey Health Care Facilities Financing Authority RB (St. Joseph’s Project) Series 2003A-6 DN (Valley National Bank LOC)
3.77%(b)	07/09/07	1,105	1,105,000
New Jersey Health Care Facilities Financing Authority RB Series 2004-943 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility)
3.77%(b)(c)	07/09/07	4,186	4,186,000
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2005-1012 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	1,380	1,380,000
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2006A AMT DN (FSA Insurance, Lloyds TSB Bank Plc SBPA)
3.75%(b)	07/09/07	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2006D AMT DN (FGIC Insurance, Lloyds TSB Bank Plc SBPA)
3.77%(b)	07/09/07	5,900	5,900,000
New Jersey Housing & Mortgage Finance Agency RB MERLOTS Trust Receipts Series 2000A-2 DN (MBIA Insurance, Wachovia Bank N.A. SBPA)
3.84%(b)(c)	07/09/07	415	415,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Municipal Securities Trust Certificates Series 2006C DN (FSA Insurance, Bear Stearns Captial Markets SBPA)
3.79%(b)(c)	07/09/07	2,040	2,040,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Municipal Trust Receipts Series 2006 DN (Lehman Liquidity Co. Liquidity Facility)
3.75%(b)(c)	07/09/07	1,000	1,000,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Municipal Trust Receipts Series 2006D-P63 DN (Lehman Liquidity Co. Liquidity Facility)
3.75%(b)(c)	07/09/07	4,100	4,100,000

12

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Series 2006 ROC-RR-II-R-684Z DN (AMBAC Insurance, Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	$590	$590,000
New Jersey Turnpike Authority RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA)
3.72%(b)	07/09/07	4,900	4,900,000
Newark Housing Authority RB Municipal Securities Trust Certificates Series 2007-5030 DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility)
3.75%(b)(c)	07/09/07	1,485	1,485,000
North Bergen Township Municipal Sewer Utilities Authority RB Series 2007 MB
4.25%	01/15/08	1,000	1,002,993
North Brunswick Township GO Series 2006 BAN
4.00%	11/09/07	1,175	1,176,185
Ocean City GO Series 2007 BAN
4.00%	03/14/08	400	400,893
Port Authority of New York & New Jersey RB (Versatile Structure Obligations Project) Series 1994-2 DN (JPMorgan Chase & Co. SBPA)
3.81%(b)	07/02/07	600	600,000
Port Authority of New York & New Jersey RB Eagle Trust Receipts Series 2006A-107 AMT DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility)
3.81%(b)(c)	07/09/07	2,000	2,000,000
Port Authority of New York & New Jersey RB PUTTERS Series 2005-1089 DN (CIFG IXIS Financial Guaranty Insurance, JPMorgan Chase & Co. SBPA)
3.83%(b)(c)	07/09/07	1,750	1,750,000
Port Authority of New York & New Jersey RB Series 2006-1546 DN (JPMorgan Chase & Co. Liquidity Facility)
3.77%(b)(c)	07/09/07	1,300	1,300,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1996-4 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.86%(b)	07/09/07	2,400	2,400,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1997-6 DN (Bank of Nova Scotia SBPA)
3.86%(b)	07/02/07	300	300,000
Port Authority of New York & New Jersey TECP
3.70%	07/06/07-09/06/07	5,135	5,135,000
3.75%	08/10/07	1,260	1,260,000
Rahway GO Series 2007 BAN
4.25%	06/24/08	310	311,257
Randolph Township GO Series 2007 BAN
4.00%	08/21/07	800	800,397
Salem County Pollution Control Financing Authority RB (Atlantic City Electric Co. Project) Series 1997B AMT DN (Bank of New York LOC)
3.82%(b)	07/09/07	890	890,000
Tuckerton GO Series 2007 BAN
4.00%	06/20/08	546	547,118
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, Fleet National Bank SBPA)
3.73%(b)	07/09/07	800	800,000
Waldwick GO Series 2007 BAN
4.00%	06/20/08	470	470,921
Wanaque Borough GO Series 2007 BAN
4.00%	08/15/07	745	745,126
Woodcliff Lake School District GO Series 2006 MB
4.35%	10/26/07	2,750	2,756,373

			138,852,585

Puerto Rico — 1.6%
Puerto Rico HFA RB (Capital Funding Project) Municipal Trust Receipts Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty)
3.75%(b)(c)	07/09/07	2,595	2,595,000

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 86.1%
(Cost $141,447,585)			141,447,585

AFFILIATED INVESTMENTS — 13.4%
New Jersey — 13.4%
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)
3.76%(b)(c)	07/09/07	6,795	6,795,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)
3.78%(b)(c)(d)	07/09/07	7,415	7,415,000

13

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
New Jersey (Continued)
Port Authority of New York & New Jersey RB P-Float Trust Receipts Series 2004-056 DN (FGIC Insurance, Banque Nationale de Paribas SBPA)
3.78%(b)(c)	07/09/07	$7,855	$7,855,000

TOTAL AFFILIATED INVESTMENTS
(Cost $22,065,000)			22,065,000

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $163,512,585(a))			163,512,585
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			767,718

NET ASSETS — 100.0%			$164,280,303

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 34.2% of its net assets, with a current market value of $56,186,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

14

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 108.3%
North Carolina — 103.1%
Buncombe County Metropolitan District Sewer System RB Series 2004 DN (XLCA Insurance, Bank of America N.A. SBPA)
3.73%(b)	07/09/07	$600	$600,000
Carrboro GO Series 2007 BAN
4.00%	12/05/07	790	791,120
Charlotte Airport RB Series 1993A DN (MBIA Insurance, JPMorgan Chase & Co. SBPA)
3.73%(b)	07/09/07	100	100,000
Charlotte Water & Sewer System GO Series 2006 TECP (Wachovia Bank N.A. LOC)
3.65%	12/06/07	4,000	4,000,000
Charlotte Water & Sewer System RB Munitops Trust Certificates Series 2007-10 DN (ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	07/09/07	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA)
3.88%(b)	07/02/07	4,050	4,050,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D DN (Bank of America N.A. SBPA)
3.85%(b)	07/02/07	610	610,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	2,900	2,900,000
Columbus County Water & Sewer District GO Series 2007 BAN
4.00%	02/06/08	1,200	1,202,158
East Moore Water District GO Series 2007 BAN
4.25%	04/02/08	2,100	2,106,237
Fayetteville Public Works Commission RB Series 2003 DN (Dexia Credit Local SBPA)
3.74%(b)	07/09/07	1,200	1,200,000
Flat Rock Bannerton Water & Sewer System GO Series 2007 BAN
4.00%	09/26/07	770	770,629
Greensboro GO Series 2003 DN (Bank of America N.A. SBPA)
3.75%(b)	07/09/07	1,600	1,600,000
Guilford County GO Series 2004C MB
4.00%(b)	10/01/07	1,000	1,000,970
Halifax County GO Series 2007 BAN
4.00%	09/12/07	1,500	1,501,085
Little River Water District GO Series 2007 BAN
4.00%	09/26/07	2,200	2,201,778
Mecklenburg County COP Series 2006 DN (DEPFA Bank Plc SBPA)
3.72%(b)	07/09/07	1,800	1,800,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.88%(b)	07/02/07	800	800,000
Mecklenburg County GO Series 1996C DN (Bank of America N.A. LOC)
3.73%(b)	07/09/07	2,200	2,200,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	1,200	1,200,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 DN (Bank of America N.A. LOC)
3.73%(b)	07/09/07	2,315	2,315,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A DN (Citibank N.A. Liquidity Facility)
3.80%(b)(c)	07/09/07	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB Floaters Series 2007-1894 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	4,715	4,715,000
North Carolina Capital Facilities TECP
3.73%	09/06/07	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN
3.71%(b)	07/09/07	3,385	3,385,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA)
3.79%(b)(c)	07/09/07	800	800,000
North Carolina Housing Finance Agency RB (Home Ownership Project) Series 2003-17-C AMT DN (Bank of America N.A. Liquidity Facility)
3.80%(b)	07/09/07	350	350,000

15

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
North Carolina Infrastructure Finance Corp. COP (Correctional Facilities Project) PUTTERS Series 2005-918 DN (JPMorgan Chase & Co. Liquidity Facility)
3.80%(b)(c)	07/09/07	$850	$850,000
North Carolina Infrastructure Finance Corp. COP (Correctional Facilities Project) Series 2004A MB
4.00%	02/01/08	1,185	1,187,597
North Carolina Medical Care Commission Health Care Facilities RB (First Mortgage-Carol Woods Project) Series 2001 DN (Radian Insurance, Branch Banking & Trust Co. SBPA)
3.87%(b)	07/02/07	4,050	4,050,000
North Carolina Medical Care Commission Health Care Facilities RB (Lutheran Services for the Aging Project) Series 1998 DN (Branch Banking & Trust Co. LOC)
3.76%(b)	07/09/07	100	100,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (JPMorgan Chase & Co. SBPA)
3.74%(b)	07/09/07	3,000	3,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Watauga Medical Center Project) Series 2005 DN (Wachovia Bank N.A. LOC)
3.74%(b)	07/09/07	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-811 DN (Citigroup Financial Products Liquidity Facility)
3.79%(b)(c)	07/09/07	2,500	2,500,000
North Carolina Medical Care Commission Hospital RB (Aces-Pooled Equipment Financing Project) Series 1985 DN (MBIA Insurance, KBC Bank SBPA)
3.71%(b)	07/09/07	500	500,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B DN (Wachovia Bank N.A. SBPA)
3.73%(b)	07/09/07	3,150	3,150,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2001B DN (Chase Manhattan Bank LOC)
3.73%(b)	07/09/07	200	200,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC)
3.78%(b)	07/09/07	4,500	4,500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes and Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	500	500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Methodist Retirement Homes Project) Series 2005B DN (Branch Banking & Trust Co. LOC)
3.77%(b)	07/09/07	625	625,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.89%(b)	07/09/07	115	115,000
UBS Municipal Certificates RB Floaters Series 2007-07-1021 DN (Bank of New York SBPA)
3.78%(b)(c)	07/09/07	1,200	1,200,000
Union County GO Series 2005A DN (DEPFA Bank Plc SBPA)
3.72%(b)	07/09/07	790	790,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	07/09/07	1,300	1,300,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC)
3.84%(b)	07/09/07	400	400,000
Washington County Industrial Facilities PCRB (Mackey’s Ferry Sawmill, Inc. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.84%(b)	07/09/07	330	330,000
Winston-Salem Water & Sewer Systems RB Series 2002C DN (Dexia Credit Local LOC)
3.75%(b)	07/09/07	3,110	3,110,000

			79,606,574

Puerto Rico — 5.2%
Commonwealth of Puerto Rico RB Municipal Securities Trust Certificates Series 2000A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility)
3.73%(b)(c)	07/09/07	3,000	3,000,000

16

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
Puerto Rico HFA RB (Capital Funding Project) Municipal Trust Receipts Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty)
3.75%(b)(c)	07/09/07	$1,000	$1,000,000

			4,000,000

TOTAL INVESTMENTS IN SECURITIES — 108.3%
(Cost $83,606,574(a))			83,606,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%
(including $6,823,195 of payable for investments purchased)			(6,428,842)

NET ASSETS — 100.0%			$77,177,732

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 27.6% of its net assets, with a current market value of $21,265,000, in securities restricted as to resale.

17

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 96.1%
Ohio — 96.1%
American Municipal Power, Inc. GO (Bryan Electric Systems Project) Series 2006 BAN
3.90%	08/17/07	$1,285	$1,285,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,000	1,000,000
American Municipal Power, Inc. GO (Columbus Electric System Project) Series 2006 BAN
4.00%	07/12/07	510	510,000
American Municipal Power, Inc. GO (Hubbard Project) Series 2006 BAN
3.85%	09/27/07	745	745,000
American Municipal Power, Inc. GO (Montpelier Project) Series 2006 BAN
4.00%	07/05/07	1,025	1,025,000
American Municipal Power, Inc. GO (Shelby Project) Series 2006 BAN
3.70%	11/15/07	2,060	2,060,000
American Municipal Power, Inc. GO (St. Mary’s Electric System Project) Series 2006 BAN
3.75%	10/04/07	950	950,000
American Municipal Power, Inc. GO (Versailles Project) Series 2006 BAN
3.75%	11/15/07	170	170,000
3.70%	12/06/07	110	110,000
American Municipal Power, Inc. GO (Yellow Springs Project) Series 2006 BAN
3.75%	11/01/07	100	100,000
American Municipal Power, Inc. GO Series 2006 RAN
3.65%	11/01/07	470	470,000
American Municipal Power, Inc. RB (Brewster Village Project) Series 2007 BAN
3.70%	01/10/08	495	495,000
American Municipal Power, Inc. RB (Combustion Turbine Project) Series 2006 DN (KeyBank N.A. LOC)
3.75%(b)	07/09/07	620	620,000
American Municipal Power, Inc. RB (Lodi Village Project) Series 2007 BAN
3.75%	03/13/08	250	250,000
Austin COP Series 2007-155 DN (FSA Insurance, Bank of America N.A. LOC)
3.79%(b)(c)	07/09/07	4,065	4,065,000
Avon GO (Route 83 Project) Series 2006 BAN
4.05%	08/16/07	500	500,152
Avon Local School District GO (School Construction Project) Series 2007 BAN
4.12%	01/11/08	500	501,268
Bedford Heights GO Series 2007 BAN
3.95%	02/14/08	50	50,075
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	690	690,000
Brunswick GO Series 2006 BAN
3.85%	12/05/07	180	180,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.77%(b)	07/09/07	100	100,000
Butler County GO (Jail Rehabilitation Project) Series 2006 BAN
4.40%	09/20/07	100	100,173
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2007 DN (U.S. Bank N.A. LOC)
3.76%(b)	07/09/07	2,075	2,075,000
Butler County Hospital Facilities RB PUTTERS Series 2006-1596 DN (FGIC Insurance, JPMorgan Chase & Co. SBPA)
3.79%(b)(c)	07/09/07	765	765,000
Celina County GO Series 2006 BAN
4.25%	11/14/07	300	300,647
Champaign County IDRB (Allied Signal, Inc. Project) Series 1998 DN
4.05%(b)	07/09/07	1,000	1,000,000
Cincinnati School District COP Eagle Trust Receipts Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility)
3.80%(b)(c)	07/09/07	1,000	1,000,000
Clark County GO Series 2007 BAN
4.02%	02/13/08	125	125,202
4.00%	05/08/08	300	300,688
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC)
3.75%(b)	07/09/07	1,710	1,710,000
Cleveland-Cuyahoga County Port Authority Educational Facility RB (Laurel School Project) Series 2004 DN (KeyBank N.A. LOC)
3.80%(b)	07/09/07	1,085	1,085,000
Clinton County GO (Human Services) Series 2007 BAN
4.31%	01/24/08	375	376,193

18

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 DN (Bank One N.A. LOC)
4.10%(b)	07/09/07	$2,785	$2,785,000
Cuyahoga County Economic Development RB (Berea Children’s Home Project) Series 2000 DN (Huntington National Bank LOC)
3.93%(b)	07/09/07	3,010	3,010,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (M&T Bank Corp. LOC)
3.75%(b)	07/09/07	635	635,000
Cuyahoga County IDRB (Afi Generations LLC Project) Series 2007B AMT DN (Charter One Bank N.A. LOC)
3.83%(b)	07/09/07	2,015	2,015,000
Cuyahoga County IDRB (All Foils, Inc. Project) Series 2007A AMT DN (Charter One Bank N.A. LOC)
3.83%(b)	07/09/07	1,100	1,100,000
Cuyahoga County IDRB (Great Lakes Brewing Co. Project) Series 2001 AMT DN (Huntington National Bank LOC)
4.03%(b)	07/09/07	1,080	1,080,000
Cuyahoga County IDRB (Trio Diversified Co. Project) Series 2000 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	1,335	1,335,000
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post Bank LOC)
3.91%(b)	07/09/07	5,000	5,000,000
Deerfield Township GO Series 2006B BAN
3.75%	11/29/07	350	350,000
Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	3,905	3,905,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	60	60,000
Delaware County Port Authority Economic Development RB (Columbus Zoological Park Project) Series 2006 DN (JPMorgan Chase & Co. LOC)
3.78%(b)	07/09/07	1,200	1,200,000
Dover GO Series 2007 BAN
4.25%	04/03/08	775	778,108
Elyria GO Series 2007 BAN
4.25%	07/03/08	260	261,001
Euclid GO Series 2007 BAN
4.00%	05/29/08	780	781,708
Fairborn GO Series 2006 BAN
4.25%	11/01/07	270	270,508
Fairborn GO Series 2007 BAN
4.25%	06/26/08	295	296,231
Franklin County Economic Development RB (Columbus Montessori Educational Center Project) Series 2000 DN (Huntington National Bank LOC)
3.83%(b)	07/09/07	1,515	1,515,000
Franklin County Economic Development RB (Dominican Sisters Project) Series 1994 DN (Fifth Third Bank N.A. LOC)
3.80%(b)	07/09/07	925	925,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	385	385,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2007 DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	2,500	2,500,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC)
3.76%(b)	07/09/07	2,000	2,000,000
Franklin County Health Care Facilities RB (Willow Brook Christian Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
3.76%(b)	07/09/07	600	600,000
Franklin County Hospital RB (Childrens Hospital Project) Series 2005A DN (National City Bank N.A. LOC)
3.80%(b)	07/09/07	1,665	1,665,000
Geauga County RB (Thistle Lane Project) Series 2000 AMT DN (Huntington National Bank LOC)
3.90%(b)	07/09/07	2,220	2,220,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	145	145,000
Greene County Sewer System RB Floaters Series 2007-1610 DN (ABK Insurance, Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	2,000	2,000,000

19

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Hamilton County GO Series 2007 BAN
4.10%	09/14/07	$305	$305,213
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC)
3.74%(b)	07/09/07	880	880,000
Hamilton County Parking System RB Series 2001 DN (U.S. Bank N.A. LOC)
3.75%(b)	07/09/07	950	950,000
Hamilton County Sales Tax RB series 2007-1820 DN (AMBAC Insurance, Morgan Stanley Group LOC)
3.79%(b)(c)	07/09/07	2,000	2,000,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	450	450,242
Huber Heights GO (Real Estate Project) Series 2006 BAN
4.00%	08/16/07	970	970,136
Huber Heights GO Series 2006 BAN
4.25%	08/16/07	745	745,677
Indian Lake Local School District GO (School Construction Project) Series 2007 BAN
4.53%	12/13/07	255	255,875
Kent County GO Series 2006 BAN
4.25%	10/18/07	700	701,311
Lake County GO Series 2007 BAN
4.25%	05/15/08	260	261,091
Lancaster GO Series 2006 BAN
4.25%	10/17/07	330	330,584
Licking County GO (Moundview Project) Series 2006 BAN
4.50%	09/05/07	700	700,976
Lima GO (Water System Capacity Facility) Series 2007 BAN
4.25%	05/29/08	1,510	1,514,629
Lorain County GO Series 2006B Sewer System Improvement Notes
4.50%	08/20/07	500	500,528
Lorain County GO Series 2007B Highway Improvement BAN
4.25%	06/04/08	720	723,210
Lorain County GO Series 2007 Highway Improvement BAN
4.25%	03/28/08	320	321,323
Lorain County IDRB (Ohio Metallurgical Services Project) Series 2001 AMT DN (First Merit Bank N.A. LOC)
4.00%(b)	07/09/07	1,465	1,465,000
Mahoning County IDRB (M&J Development Ltd. Project) Series 2002 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	2,445	2,445,000
Marion County GO (Legacy Crossing) Series 2007 BAN
4.10%	05/01/08	435	436,327
Marion County GO Series 2006 BAN
4.15%	10/23/07	235	235,354
Marion GO Series 2007 BAN
4.00%	06/26/08	285	285,541
Marysville GO Series 2007 BAN
4.25%	03/06/08	270	270,884
Massillon GO (Lincoln Center Project) Series 2006 BAN
4.12%	11/13/07	455	455,771
Mentor IDRB (Arrow Machine Co. Ltd. Project) Series 1997 DN (First Merit Bank N.A. LOC)
3.85%(b)	07/09/07	1,055	1,055,000
Montgomery County RB (Catholic Health Project) Series 2006B-2 DN
3.77%(b)	07/09/07	600	600,000
Municipal Securities Trust Certificates RB Series 2000-104 DN (FGIC Insurance, Bear Stearns Capital Market Liquidity Facility)
3.93%(b)(c)	07/02/07	1,210	1,210,000
Muskingum County GO Series 2007 BAN
4.46%	01/17/08	900	902,907
North Ridgeville GO Series 2007-2 BAN
4.00%	06/05/08	285	285,687
North Ridgeville GO Series 2007 BAN
4.03%	09/19/07	565	565,422
Oakwood GO Series 2006 BAN
4.25%	10/17/07	725	726,345
Ohio Air Quality Development Authority PCRB (Ohio Educational Co. Project) Series 1988C AMT DN (Wachovia Bank N.A. LOC)
3.90%(b)	07/09/07	1,450	1,450,000
Ohio Higher Educational Facility Commission RB Series 2000C DN (Fifth Third Bank N.A. LOC)
3.83%(b)	07/09/07	395	395,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC)
3.80%(b)	07/09/07	1,905	1,905,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 DN (Wachovia Bank N.A. LOC)
3.84%(b)(c)	07/09/07	1,315	1,315,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA)
3.84%(b)(c)	07/09/07	3,665	3,665,000

20

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Ohio Housing Finance Agency Mortgage RB Various Certificates Series 2001 AMT DN (Bank of America N.A. LOC)
3.82%(b)(c)	07/09/07	$1,195	$1,195,000
Ohio PCRB (Ross Incineration Project) Series 2000-1 AMT DN (Bank One N.A. LOC)
4.15%(b)	07/09/07	345	345,000
Ohio Solid Waste RB (BP Exploration & Oil Project) Series 2000 AMT DN
3.95%(b)	07/02/07	300	300,000
Ohio Solid Waste RB (BP Production North America Project) Series 2002 AMT DN
3.95%(b)	07/02/07	1,000	1,000,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN
4.00%(b)	07/09/07	1,000	1,000,000
Ohio Water Development Authority Pollution Control Facilities RB (First Energy Nuclear Project) Series 2006 AMT DN (Barclays Bank Plc LOC)
3.77%(b)	07/09/07	4,125	4,125,000
Olmsted Falls GO Series 2006 BAN
3.90%	10/18/07	445	445,320
Olmsted Falls School District GO Series 2007 BAN
4.88%	12/06/07	220	220,988
Osnaburg Local School District GO Series 2007 BAN
4.75%	07/31/07	900	900,765
Parma IDRB (FDC Realty Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.00%(b)	07/09/07	2,005	2,005,000
Port of Greater Cincinnati RB (Springdale Public Infrastructure Project) Series 2006 MB (U.S. Bank N.A. LOC)
3.80%(b)	02/01/08	2,900	2,900,000
Portage County IDRB (Action Super Abrasive Project) Series 1996 AMT DN (Huntington National Bank LOC)
3.96%(b)	07/09/07	675	675,000
Portage County IDRB (Bauer/Hibbard Properties Ltd. Project) Series 1998 DN (National City Bank N.A. LOC)
3.95%(b)	07/09/07	730	730,000
Portage County IDRB (Singer Steel Co. Project) Series 2007 AMT DN (Huntington National Bank LOC)
4.00%(b)	07/09/07	2,090	2,090,000
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 DN (LaSalle Bank N.A. LOC)
3.82%(b)	07/09/07	3,415	3,415,000
Richland County GO (Computer Acquisition Project) Series 2007 BAN
4.25%	03/25/08	135	135,523
Seven Hills GO (Street Improvement Project) Series 2006 BAN
4.25%	12/06/07	635	636,723
St. Marys GO (Sanitation Improvement Project) Series 2007 BAN
4.00%	06/04/08	220	220,392
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.85%(b)	07/09/07	2,975	2,975,000
Stark County Port Authority Economic Development RB (Slesnick Iron & Metal Project) Series 2007 AMT DN (Huntington National Bank LOC)
4.00%(b)	07/09/07	700	700,000
Strongsville IDRB (Web Plastics Co. Project) Series 1997 DN (National City Bank N.A. LOC)
3.95%(b)	07/09/07	505	505,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC)
3.80%(b)	07/09/07	190	190,000
Summit County IDRB (Flutes LLC Project) Series 2002 AMT DN (Marshall & Ilsley Bank LOC)
3.85%(b)	07/09/07	2,005	2,005,000
Summit County IDRB (Jendrisak Properties Project) Series 2001 AMT DN (First Merit Bank N.A. LOC)
3.90%(b)	07/09/07	1,715	1,715,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	1,200	1,200,000
Summit County IDRB (Sigma Properties Project) Series 2000A AMT DN (National City Bank N.A. LOC)
3.90%(b)	07/09/07	645	645,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	340	340,000
Teays Valley Local School District GO Series 2007 MB
4.00%	07/09/07	915	915,065
Tipp GO Series 2007 BAN
4.00%	04/24/08	205	205,482

21

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA)
3.85%(b)(c)	12/14/07	$2,000	$2,000,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	2,550	2,550,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
3.87%(b)	07/09/07	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT DN (Bank One N.A. LOC)
4.30%(b)	07/09/07	240	240,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA)
3.74%(b)	07/09/07	700	700,000
University of Toledo RB Societe Generale Trust Receipts Series 2001 SGA-125 DN (FGIC Insurance, Societe Generale Group Liquidity Facility)
3.78%(b)(c)	07/09/07	455	455,000
Van Wert County GO Series 2006 BAN
4.25%	12/13/07	1,445	1,449,096
Wapakoneta GO (Various Improvement Purposes Project) Series 2006 BAN
4.00%	11/14/07	225	225,202
Warren County GO Series 2007 BAN
4.90%	09/06/07	230	230,431
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 DN (KeyBank N.A. LOC)
3.85%(b)	07/09/07	3,350	3,350,000
Westerville GO Munitops Trust Certificates Series 2001 DN (ABN-AMRO Bank N.V. LOC)
3.76%(b)(c)	07/09/07	1,000	1,000,000
Wickliffe GO Series 2007 BAN
4.25%	12/06/07	530	531,114
Wilmington GO (David’s Drive Extension Project) Series 2006 BAN
4.50%	07/26/07	985	985,422

			145,363,510

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 96.1%
(Cost $145,363,510)			145,363,510

AFFILIATED INVESTMENTS — 4.2%
Ohio — 4.2%
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)
3.82%(b)(c)(d)	07/09/07	4,900	4,900,000
Ohio Housing Finance Agency Mortgage RB Various Certificates (Residential Mortgage Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC)
3.79%(b)	07/09/07	1,400	1,400,000

TOTAL AFFILIATED INVESTMENTS
(Cost $6,300,000)			6,300,000

TOTAL INVESTMENTS IN SECURITIES — 100.3%
(Cost $151,663,510(a))			151,663,510
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(448,359)

NET ASSETS — 100.0%			$151,215,151

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 16.9% of its net assets, with a current market value of $25,570,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

22

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 95.3%
Pennsylvania — 94.4%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2003B MB
5.00%	06/15/08	$1,400	$1,416,410
Allegheny County Hospital Development Authority RB Series 2007-11053 DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	8,000	8,000,000
Allegheny County IDRB (Carnegie Museums Pittsburgh Project) Series 2005 DN (Citizens Bank of Pennsylvania LOC)
3.75%(c)	07/09/07	4,000	4,000,000
Allegheny County IDRB (Commonwealth Development Parkway Project) Series 1994A DN (National City Bank N.A. LOC)
3.78%(c)	07/09/07	1,300	1,300,000
Allegheny County IDRB (Longwood Project) Series 2001B DN (Radian Insurance, National City Bank N.A. SBPA)
3.92%(c)	07/02/07	5,045	5,045,000
Allegheny County IDRB (UPMC Health System Project) Series 2002C DN (Comerica Bank N.A. LOC)
3.75%(c)	07/09/07	1,400	1,400,000
Bensalem Township School District GO PUTTERS Series 2007-1915 DN (FGIC Insurance JPMorgan Chase & Co. Liquidity Facility)
3.80%(b)(c)	07/09/07	1,460	1,460,000
Berks County IDRB (Beacon Container Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.89%(c)	07/09/07	310	310,000
Berks County IDRB (Tray Pak Co. Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC)
3.89%(c)	07/09/07	2,060	2,060,000
Bermudian Springs School District GO Series 2006 DN (FSA Insurance, Royal Bank of Canada SBPA)
3.74%(c)	07/09/07	10,500	10,500,000
Bethlehem Area School District GO Series 2007 DN (FSA Insurance Dexia Credit Local SBPA)
3.76%(c)	07/09/07	1,450	1,450,000
Blair County IDRB (CCK, Inc. Project) Series 2003 AMT DN (Fulton Bank LOC)
3.93%(c)	07/09/07	1,885	1,885,000
Bucks County IDRB (LTL Color Compounders Project) Series 1999B AMT DN (Wilmington Trust Co. LOC)
3.99%(c)	07/09/07	225	225,000
Butler County IDRB (Concordia Lutheran Project) Series 2000C DN (Radian Insurance, Fleet National Bank LOC)
3.75%(c)	07/09/07	2,060	2,060,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT DN (Bayerische Landesbank Girozentrale LOC)
3.86%(c)	07/09/07	16,000	16,000,000
Chester County IDA Student Housing RB (University Student Housing Ltd. Project) Series 2003 DN (Royal Bank of Scotland LOC)
3.78%(c)	07/09/07	8,150	8,150,000
Chester County IDRB (RV Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	2,750	2,750,000
Crawford County IDRB (Uniplast International, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.95%(c)	07/09/07	900	900,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2005B MB (Radian Insurance, Wachovia Bank N.A. LOC)
3.65%(c)	12/03/07	2,900	2,900,000
Dauphin County IDRB Series 2005 AMT DN (Citizens Bank of Pennsylvania LOC)
3.76%(c)	07/09/07	9,000	9,000,000
Delaware County Authority RB (White Horse Village Project) Series 2006B DN (Citizens Bank of Pennsylvania LOC)
3.87%(c)	07/02/07	700	700,000
Delaware County IDRB (Melmark, Inc. Project) Series 2006 DN (Commerce Bank N.A. LOC)
3.78%(c)	07/09/07	750	750,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN
3.75%(c)	07/09/07	100	100,000
Delaware County IDRB PUTTERS Series 2006-1497 AMT DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility)
3.80%(b)(c)	07/09/07	5,245	5,245,000

23

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Delaware Valley Regional Financial Authority RB Series 2001 ROC-RR-II-R-11105 DN (FGIC Insurance, Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	$11,675	$11,675,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	2,475	2,475,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2005 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	2,700	2,700,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA)
3.78%(c)	07/09/07	1,950	1,950,000
Franklin County IDRB (Precast System Project) Series 2001A AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	1,760	1,760,000
Geisinger Authority Health System RB Series 2007 ROC-RR-II- R-11013 DN (Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	2,275	2,275,000
Harrisburg Authority School RB (Harrisburg Project) Series 2003 DN (AMBAC Insurance, WestLB AG Liquidity Facility)
3.73%(c)	07/09/07	100	100,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2002 DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	7,215	7,215,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2005 DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	7,900	7,900,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC)
3.83%(c)	07/09/07	10,550	10,550,000
Lackawanna County IDRB (Herff Jones, Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.85%(c)	07/09/07	2,800	2,800,000
Lancaster County Hospital Authority RB (Ephrata Community Hospital Project) Series 2006 DN (Fulton Bank LOC)
3.82%(c)	07/09/07	6,500	6,500,000
Lancaster County Hospital Authority RB (Health Center Luthercare Project) Series 1999 DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	4,865	4,865,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	8,190	8,190,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	4,365	4,365,000
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
3.89%(c)	07/09/07	1,370	1,370,000
Lancaster County IDRB (John F. Martin & Sons Project) Series 2001 AMT DN (Fulton Bank LOC)
3.98%(c)	07/09/07	700	700,000
Lancaster County IDRB (Oakfront LP Project) Series 2001 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	2,030	2,030,000
Lancaster GO Munitops Trust Certificates Series 2007-47 DN (AMBAC Insurance, ABN-AMRO Bank N.V. LOC)
3.78%(b)(c)	07/09/07	5,000	5,000,000
Langhorne Manor Borough Higher Education & Health Authority RB (Retirement Wesley Enhanced Living Project) Series 2005A DN (Radian Insurance, Citizens Bank of Pennsylvania SBPA)
3.93%(c)	07/02/07	6,285	6,285,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT DN (Banque Nationale de Paribas LOC)
3.88%(c)	07/09/07	3,820	3,820,000
Lebanon County Health Facility RB (Cornwall Manor Project) Series 2002 DN (Radian Insurance, Fleet National Bank SBPA)
3.78%(c)	07/09/07	4,900	4,900,000
Lebanon County Health Facility RB (Evangelican Long Church Retirement Village Project) Series 2000 DN (Northern Trust LOC)
3.78%(c)	07/09/07	2,815	2,815,000

24

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Lehigh County General Purpose Authority RB Series 2007 ROC-RR-II-R-862CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty)
3.79%(b)(c)	07/09/07	$4,900	$4,900,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M&T Bank Corp. LOC)
3.81%(c)	07/09/07	2,500	2,500,000
Montgomery County IDRB (Apple Fresh Foods Ltd. Project) Series 1996 AMT DN (Wachovia Bank N.A. LOC)
3.84%(c)	07/09/07	600	600,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	2,695	2,695,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT DN (Wachovia Bank N.A. LOC)
3.89%(c)	07/09/07	1,890	1,890,000
Pennsylvania Economic Development Financing Authority RB (AMC Delancey Traditions Project) Series 2006 AMT DN (Citizens Bank of Pennsylvania LOC)
3.79%(c)	07/09/07	3,200	3,200,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	4,250	4,250,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT DN (Wachovia Bank N.A. LOC)
3.89%(c)	07/09/07	600	600,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB (IESI, Corp. Project) Series 2006V AMT DN (Bank of America N.A. Liquidity Facility)
3.83%(b)(c)	07/09/07	8,700	8,700,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty)
3.96%(c)	07/09/07	4,700	4,700,000
Pennsylvania Energy Development Authority RB (B&W Ebensburg Project) Series 1988 AMT DN (Swiss Bank LOC)
3.79%(c)	07/09/07	1,000	1,000,000
Pennsylvania GO Floaters Series 2007-1848 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	3,630	3,630,000
Pennsylvania GO Floaters Series 2007-1924 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	3,380	3,380,000
Pennsylvania GO PUTTERS Series 2006-1382 DN (JPMorgan Chase & Co. Liquidity Facility)
3.79%(b)(c)	07/09/07	3,535	3,535,000
Pennsylvania GO Series 2007-1624 DN (Morgan Stanley Group Liquidity Facility)
3.79%(b)(c)	07/09/07	7,250	7,250,000
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 DN (Citibank N.A. Liqudity Facility)
3.79%(b)(c)	07/09/07	2,000	2,000,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1988C AMT DN (Student Loan Marketing Assoc. LOC)
3.77%(c)	07/09/07	6,950	6,950,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1988E AMT DN (AMBAC Insurance, Wachovia Bank N.A. SBPA)
3.77%(c)	07/09/07	6,100	6,100,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1994A AMT DN (Student Loan Marketing Assoc. Guaranty)
3.77%(c)	07/09/07	2,300	2,300,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1997A AMT DN (Dexia Credit Local SBPA)
3.80%(c)	07/09/07	2,300	2,300,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2001A AMT DN (AMBAC Insurance)
3.80%(c)	07/09/07	1,000	1,000,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2001B AMT DN (Multiple LOCs)
3.80%(c)	07/09/07	4,200	4,200,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2002A AMT DN (FSA Insurance, Multiple SBPA’s)
3.80%(c)	07/09/07	6,600	6,600,000

25

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Pennsylvania Higher Educational Facilities Authority RB (Assoc. of Independent Colleges & Universities Project) Series 1998 DN (Banque Nationale de Paribas LOC)
3.80%(c)	07/09/07	$2,700	$2,700,000
Pennsylvania Higher Educational Facilities Authority RB (Assoc. of Independent Colleges & Universities Project) Series 2004M-3 DN (M&T Bank Corp. LOC)
3.63%(c)	11/01/07	5,000	5,000,000
Pennsylvania Higher Educational Facilities Authority RB (Honeysuckle Student Holding Project) Series 2004A DN (Allied Irish Bank Plc LOC)
2.97%(c)	07/02/07	4,200	4,200,000
Pennsylvania Higher Educational Facilities Authority RB (St. Joesph’s University Project) Series 1998C-4 DN (Allied Irish Bank Plc LOC)
3.70%(c)	07/09/07	4,100	4,100,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of Pennsylvania LOC)
3.75%(c)	07/09/07	7,895	7,895,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pennsylvania Financing Project) Series 2004-N2 DN (National City Bank LOC)
3.75%(c)	07/09/07	1,600	1,600,000
Pennsylvania Higher Educational Facilities Authority RB Floaters Series 2006-1547 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility)
3.83%(b)(c)	07/09/07	2,786	2,785,500
Pennsylvania Higher Educational Facilities Authority RB Municipal Products, Inc. Trust Receipts Series 2007I-33 DN (XLCA Insurance, Royal Bank of Canada Liquidity Facility)
3.78%(b)(c)	07/09/07	2,145	2,145,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2006-1271 DN (JPMorgan Chase & Co. Liquidity Facility)
3.79%(b)(c)	07/09/07	4,870	4,870,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2007-1858 DN (XLCA Insurance, JPMorgan Chase & Co. LOC)
3.80%(b)(c)	07/09/07	1,495	1,495,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Municipal Trust Receipts Series 2006K-57 AMT DN (Lehman Liquidity Co. Liquidity Facility)
3.85%(b)(c)	07/09/07	2,500	2,500,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2006-1592 AMT DN (JPMorgan Chase & Co. Liquidity Facility)
3.83%(b)(c)	07/09/07	4,950	4,950,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT DN (JPMorgan Chase & Co. Liquidity Facility)
3.83%(b)(c)	07/09/07	1,925	1,925,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 1992-1 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.75%(c)	07/09/07	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.75%(c)	07/09/07	2,155	2,155,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.75%(c)	07/09/07	7,145	7,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-86B AMT DN (DEPFA Bank Plc SBPA)
3.74%(c)	07/09/07	3,000	3,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-86C AMT DN (DEPFA Bank Plc SBPA)
3.74%(c)	07/09/07	4,100	4,100,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-89 AMT DN (DEPFA Bank Plc SBPA)
3.74%(c)	07/09/07	7,300	7,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006C-95 AMT DN (Dexia Bank SBPA)
3.75%(c)	07/09/07	8,000	8,000,000
Pennsylvania Turnpike Commission RB Munitops Trust Certificates Series 2004-9 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA)
3.78%(b)(c)	07/09/07	12,435	12,435,000

26

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Philadelphia Airport RB Series 2005B AMT DN (MBIA Insurance, JPMorgan Chase & Co. SBPA)
3.80%(c)	07/09/07	$700	$700,000
Philadelphia Airport RB Series 2005C AMT DN (MBIA Insurance, JPMorgan Chase & Co. SBPA)
3.83%(c)	07/09/07	8,700	8,700,000
Philadelphia Authority for Industrial Development RB (Airport Project) Series 1998P-1 AMT DN (FGIC Insurance, Bank of America N.A. SBPA)
3.82%(b)(c)	07/09/07	5,000	5,000,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC)
3.76%(c)	07/09/07	1,685	1,685,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 DN (Wachovia Bank N.A. LOC)
3.84%(c)	07/09/07	2,210	2,210,000
Philadelphia Authority IDRB UBS Municipal Certificates Floaters Series 2006-1014 DN (FGIC Insurance, Bank of New York Liquidity Facility)
3.76%(b)(c)	07/09/07	3,100	3,100,000
Philadelphia Redevelopment Authority Multi-Family Housing RB Floaters Series 2006G-1 AMT DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. SBPA)
3.82%(b)(c)	07/09/07	20,395	20,395,000
Philadelphia School District GO Branch Banking & Trust Municipal Trust Floaters Series 2004 DN (FGIC Insurance, Branch Banking & Trust Co. Liquidity Facility)
3.79%(b)(c)	07/09/07	5,965	5,965,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC)
4.50%	06/27/08	13,675	13,775,648
Philadelphia TECP
3.77%	07/06/07	15,500	15,500,000
Philadelphia Water & Waste Water RB Floaters Series 2007-1713 DN (AMBAC Insurance, Rabobank Liquidity Facility)
3.83%(b)(c)	07/09/07	3,525	3,525,000
Philadelphia Water RB Munitops Trust Certificates Series 2005-15 MB (FSA Insurance, ABN-AMRO Bank N.V. SBPA)
3.66%(b)(c)	09/20/07	5,395	5,395,000
Schuylkill County IDRB (KP-Tamaqua LP Project) Series 2007 AMT DN (Citizens Bank of Pennsylvania LOC)
3.80%(c)	07/09/07	1,535	1,535,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	18,500	18,500,000
Southcentral General Authority RB (York Cerebral Palsy Home Project) Series 2000 DN (Fulton Bank LOC)
3.83%(c)	07/09/07	3,500	3,500,000
Southcentral General Authority RB Series 2003 DN (AMBAC Insurance, RBC Centura Bank SBPA)
3.78%(c)	07/09/07	8,000	8,000,000
State Public School Building Authority RB (Parkland School District Project) Series 1999D DN (FGIC Insurance)
3.78%(c)	07/09/07	955	955,000
State Public School Building Authority RB (Philadelphia School District Project) Municipal Products, Inc. Trust Receipts Series 2007I-16 DN (Royal Bank of Canada Liquidity Facility)
3.77%(b)(c)	07/09/07	3,725	3,725,000
State Public School Building Authority RB (Philadelphia School District Project) Munitops Trust Certificates Series 2003-24 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA)
3.77%(b)(c)	07/09/07	2,145	2,145,000
State Public School Building Authority RB PUTTERS Series 2006-1257 DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.79%(b)(c)	07/09/07	3,215	3,215,000
Stroudsburg Area School District GO Series 2007 TRAN
4.50%	06/30/08	1,333	1,340,905
Union County Hospital Authority RB (Evangelical Community Hospital Project) Series 2001 MB (Fleet National Bank SBPA, Radian Asset Assurance, Inc. Guaranty)
3.70%(c)	07/09/07	4,505	4,505,000
Union County IDRB (Stabler Cos., Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	6,365	6,365,000

27

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
University of Pittsburgh of the Commonwealth Systems of Higher Education GO (Pitt Panthers Asset Notes Project) Series 2006 RAN
4.50%	08/24/07	$3,300	$3,303,757
Upper Merion Municipal Utility Authority RB (Sewer Project) Series 2003 DN (Commerce Bank N.A. LOC)
3.76%(c)	07/09/07	1,695	1,695,000
Upper St. Clair Township GO Munitops Trust Certificates Series 2002 MB (FSA Insurance, ABN-AMRO Bank N.V. SBPA)
3.65%(b)(c)	07/19/07	5,150	5,150,000
Venango County GO (Scrubgrass Project) AMT TECP (Credit Local LOC)
3.78%	09/12/07	27,500	27,500,000
West Chester Area School District GO PUTTERS Series 2007-1913 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility)
3.80%(b)(c)	07/09/07	2,505	2,505,000
Westmoreland County IDRB (Industrial Development McCutcheon Enterprise Project) Series 1999 AMT DN (National City Bank N.A. LOC)
3.90%(c)	07/09/07	1,620	1,620,000
Wyoming IDRB (Deer Park Lumber Project) Series 2007A AMT DN (First Tennessee Bank LOC)
3.81%(c)	07/09/07	2,075	2,075,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 DN (M&T Bank Corp. LOC)
3.78%(c)	07/09/07	4,050	4,050,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 DN
4.10%(c)	07/09/07	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT DN (Wachovia Bank N.A. Liquidity Facility)
3.89%(c)	07/09/07	1,245	1,245,000
York County IDRB (Raich Family Ltd. Partner Project) Series 2000 AMT DN (M&T Bank Corp. LOC)
3.88%(c)	07/09/07	2,000	2,000,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 DN (Wachovia Bank N.A. LOC)
3.88%(c)	07/09/07	2,310	2,310,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC)
3.81%(c)	07/09/07	5,560	5,560,000

			572,177,220

Puerto Rico — 0.9%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA)
3.72%(b)(c)	09/20/07	4,975	4,975,000

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 95.3%
(Cost $577,152,220)			577,152,220

AFFILIATED INVESTMENTS — 7.5%
Pennsylvania — 7.5%
Pennsylvania Economic Development Financing Authority RB P-Float Trust Receipts Series 2004-1282 AMT DN (Merrill Lynch & Co. LOC, Merrill Lynch Capital Securities Guaranty)
3.80%(b)(c)(d)	07/09/07	5,000	5,000,000
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)
3.79%(b)(c)(d)	07/09/07	19,225	19,225,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-82B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.79%(c)	07/09/07	11,215	11,215,000
Philadelphia Redevelopment Authority RB Spear DB-134 Series 2005 AMT DN (FGIC Insurance, Deutsche Bank Liquidity Facility)
3.79%(b)(c)	07/09/07	10,295	10,295,000

TOTAL AFFILIATED INVESTMENTS
(Cost $45,735,000)			45,735,000

TOTAL INVESTMENTS IN SECURITIES — 102.8%
(Cost $622,887,220(a))			622,887,220
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%			(16,700,848)

NET ASSETS — 100.0%			$606,186,372

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 33.0% of its net assets, with a current market value of $199,770,500, in securities restricted as to resale.
(c)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

28

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 95.7%
Puerto Rico — 9.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2007R-1001CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty)
3.79%(b)(c)	07/09/07	$1,500	$1,500,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC)
3.80%(b)(c)	07/02/07	1,000	1,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-9 DN (Assured Guaranty Ltd. Insurance, Banque Nationale de Paribas SBPA)
3.75%(b)(c)	07/09/07	2,000	2,000,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA)
3.72%(b)(c)	09/20/07	250	250,000
Puerto Rico HFA RB (Capital Funding Project) Municipal Trust Receipts Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty)
3.75%(b)(c)	07/09/07	2,395	2,395,000

			7,145,000

Virginia — 86.2%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 DN (Bank of America N.A. LOC)
3.73%(c)	07/09/07	2,000	2,000,000
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC)
3.86%(c)	07/02/07	100	100,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 DN (M&T Bank Corp. LOC)
3.81%(c)	07/09/07	3,350	3,350,000
Arlington County IDRB (Woodbury Park Project) Series 2005A DN (Federal Home Loan Mortgage Liquidity Facility)
3.73%(c)	07/09/07	3,270	3,270,000
Chesapeake Bay Bridge & Tunnel Commonwealth District RB MERLOTS Trust Receipts Series 2003 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	900	900,000
Fairfax County Economic Development Authority RB (National Industries for Severe Handicap Project) Series 2002 DN (SunTrust Bank LOC)
3.74%(c)	07/09/07	450	450,000
Fairfax County Economic Development Authority RB Munitops Trust Certificates (Route 28 Project) Series 2003 MB (MBIA Insurance, ABN-AMRO Bank SBPA)
3.74%(b)	07/26/07	2,500	2,500,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 DN
3.72%(c)	07/09/07	2,855	2,855,000
Fairfax County Redevelopment & Housing Authority RB Series 2007 BAN
4.00%	02/12/08	1,900	1,904,023
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 DN (Federal National Mortgage Assoc. Credit Support & LOC)
3.73%(c)	07/09/07	400	400,000
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility)
3.79%(b)(c)	07/09/07	4,190	4,190,000
Loudoun County GO (Public Improvement Project) Series 2002A MB
5.00%	05/01/08	850	859,105
Loudoun County IDRB (Hill School Project) Series 2002 DN (SunTrust Bank LOC)
3.74%(c)	07/09/07	1,100	1,100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B DN
3.70%(c)	07/09/07	3,100	3,100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003D DN
3.73%(c)	07/09/07	100	100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F DN
3.72%(c)	07/09/07	4,600	4,600,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC)
3.95%(c)	07/02/07	1,680	1,680,000

29

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Richmond Public Utility RB Series 2007-1746 DN (Morgan Stanley Group LOC)
3.79%(b)(c)	07/09/07	$1,500	$1,500,000
UBS Municipal Certificates RB (Virginia Authority Project) Series 2007 DN (Bank of New York LOC)
3.78%(b)(c)	07/09/07	2,700	2,700,000
University of Virginia RB Munitops Trust Certificates Series 2005-48 DN (ABN-AMRO Bank N.V. SBPA)
3.77%(b)(c)	07/09/07	3,500	3,500,000
Upper Occoquan Sewer Authority Certificates of Trust RB (Austin Trust for Various States Project) Series 2007-123 DN (Financial Security Assurance Liquidity Facility, Bank of America N.A. LOC)
3.79%(b)(c)	07/09/07	2,235	2,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 DN (Branch Banking & Trust Co. LOC)
3.77%(c)	07/09/07	700	700,000
Virginia Beach GO MERLOTS Trust Receipts Series 2007D-11 DN (Wachovia Bank N.A. LOC)
3.79%(b)(c)	07/09/07	1,470	1,470,000
Virginia Biotechnology Research Partnership Authority RB (Virginia Blood Services Project) Series 2006 DN (SunTrust Bank LOC)
3.74%(c)	07/09/07	600	600,000
Virginia College Building Authority RB (21st Century College Equipment Project) Series 2005 MB
5.00%	02/01/08	550	554,171
Virginia College Building Authority RB Series 2003-379 DN (JPMorgan Chase & Co. LOC)
3.80%(b)(c)	07/09/07	4,635	4,635,000
Virginia Commonwealth Transportation Board RB Municipal Securities Trust Certificates Series 2007-5033-BBT-A DN (Branch Banking & Trust Co. LOC)
3.78%(b)(c)	07/09/07	2,000	2,000,000
Virginia Commonwealth Transportation Board RB Series 2007-1807B DN (JPMorgan Chase & Co. LOC)
3.80%(b)(c)	07/09/07	1,120	1,120,000
Virginia Public School Authority RB (School Financing Project) Series 2003D MB (State Aid Withholding Guaranty)
5.00%	02/01/08	475	478,555
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility)
3.79%(b)(c)	07/09/07	1,855	1,855,000
Virginia Resources Authority Clean Water RB Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC)
3.79%(b)(c)	07/09/07	2,500	2,500,000
Virginia Small Business Financing Authority RB (Childrens Hospital-Kings Project) Series 2006 DN (Wachovia Bank N.A. LOC)
3.72%(c)	07/09/07	2,100	2,100,000
Virginia Small Business Financing Authority RB (Virginia State University Real Estate Project) Series 2006 DN (CIFG IXIS Financial Guaranty Insurance, Bank of America N.A. SBPA)
3.73%(c)	07/09/07	1,000	1,000,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC)
3.77%(c)	07/09/07	2,700	2,700,000

			65,005,854

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 95.7%
(Cost $72,150,854)			72,150,854

AFFILIATED INVESTMENTS — 3.9%
Virginia — 3.9%
Virginia Commonwealth University RB Series 2006A DN (AMBAC Insurance, Wachovia Bank N.A. Liquidity Facility)
3.93%(c)	07/02/07	2,400	2,400,000
Virginia Resources Authority Clean Water RB P-Float Trust Receipts Series 2000 PA-790 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA)
3.77%(b)(c)(d)	07/09/07	505	505,000

TOTAL AFFILIATED INVESTMENTS
(Cost $2,905,000)			2,905,000

30

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	VALUE
TOTAL INVESTMENTS IN SECURITIES — 99.6%
(Cost $75,055,854(a))	$75,055,854
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%	338,781

NET ASSETS — 100.0%	$75,394,635

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30, 2007, the Portfolio held 51.4% of its net assets, with a current market value of $38,755,000, in securities restricted as to resale.
(c)	Rates shown are the rates as of June 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

31

BLACKROCK FUNDS

KEY TO INVESTMENT ABBREVIATIONS

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Note
COP	Certificate of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
HUD	Housing & Urban Development
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Assoc.
MERLOTS	Municipal Exempt Receipt-Liquidity Optional Tender
PCRB	Pollution Control Revenue Bond
PUTTERS	Putable Tax-Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TOC	Tender Option Certificate
TRAN	Tax & Revenue Anticipation Note
XLCA	XL Capital Assurance

32

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock FundsSM

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date August 22, 2007

By (Signature and Title)	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer and Principal Financial Officer

Date August 22, 2007